UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06279

Harris Associates Investment Trust

(Exact name of Registrant as specified in charter)

111 South Wacker Drive, Suite 4600

Chicago, Illinois 60606-4319

(Address of principal executive offices) (Zip code)

Joseph J. Allessie, Esq. Harris Associates L.P. 111 South Wacker Drive, Suite 4600 Chicago, Illinois 60606-4319	Ndenisarya M. Meekins, Esq. K&L Gates LLP 1601 K Street, N.W. Washington, D.C. 20006-1600
(Name and address of agents for service)

Registrant's telephone number, including area code: (312) 646-3600

Date of fiscal year end: September 30, 2026

Date of reporting period: March 31, 2026

Item 1. Reports to Shareholders.

(a)	Following are copies of the semi-annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Act.

TABLE OF CONTENTS

Oakmark Fund Investor Class - OAKMX

Oakmark Fund Advisor - OAYMX

Oakmark Fund Institutional - OANMX

Oakmark Fund R6 - OAZMX

Oakmark Select Fund Investor Class - OAKLX

Oakmark Select Fund Advisor - OAYLX

Oakmark Select Fund Institutional - OANLX

Oakmark Select Fund R6 - OAZLX

Oakmark Global Fund Investor Class - OAKGX

Oakmark Global Fund Advisor - OAYGX

Oakmark Global Fund Institutional - OANGX

Oakmark Global Fund R6 - OAZGX

Oakmark Equity and Income Fund Investor Class - OAKBX

Oakmark Equity and Income Fund Advisor - OAYBX

Oakmark Equity and Income Fund Institutional - OANBX

Oakmark Equity and Income Fund R6 - OAZBX

Oakmark International Fund Investor Class - OAKIX

Oakmark International Fund Advisor - OAYIX

Oakmark International Fund Institutional - OANIX

Oakmark International Fund R6 - OAZIX

Oakmark International Small Cap Fund Investor Class - OAKEX

Oakmark International Small Cap Fund Advisor - OAYEX

Oakmark International Small Cap Fund Institutional - OANEX

Oakmark International Small Cap Fund R6 - OAZEX

Oakmark Global Select Fund Investor Class - OAKWX

Oakmark Global Select Fund Advisor - OAYWX

Oakmark Global Select Fund Institutional - OANWX

Oakmark Global Select Fund R6 - OAZWX

Oakmark Bond Fund Investor Class - OAKCX

Oakmark Bond Fund Advisor - OAYCX

Oakmark Bond Fund Institutional - OANCX

Oakmark Bond Fund R6 - OAZCX

OAKMX

Investor Class

Oakmark Fund

Semi-Annual Shareholder Report

March 31, 2026

Fund overview

This semi-annual shareholder report contains important information about Oakmark Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026.You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.

What were the Fund costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$45	0.89%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

How did the Fund perform during the last 6 months and what affected its performance?

Oakmark Fund Investor Class returned 2.19% for the period ended March 31, 2026, outperforming its benchmark, the S&P 500 Index, which returned -1.79% over the same period.

  At the equity sector level, Energy and Communication Services performed the strongest, while Financials and Information Technology were the worst performing sectors.

  At the equity holdings level, Targa Resources Corp. led the positive contributors followed by ConocoPhillips and Merck & Co., Inc. Fiserv, Inc., Equifax, Inc. and Salesforce, Inc. were the worst performing equities.

Fund performance as of March 31, 2026

Total return based on $10,000 investment (as of March 31, 2026)

Table Summary
	Investor Class	S&P 500 Index	Russell 1000 Value Index
4/1/2016	$10,000	$10,000	$10,000
6/30/2016	$10,133	$10,246	$10,458
9/30/2016	$10,997	$10,640	$10,822
12/31/2016	$11,909	$11,047	$11,545
3/31/2017	$12,399	$11,717	$11,922
6/30/2017	$12,872	$12,079	$12,083
9/30/2017	$13,613	$12,620	$12,459
12/31/2017	$14,427	$13,459	$13,122
3/31/2018	$14,301	$13,357	$12,751
6/30/2018	$14,605	$13,815	$12,901
9/30/2018	$15,224	$14,881	$13,636
12/31/2018	$12,591	$12,869	$12,038
3/31/2019	$14,206	$14,625	$13,474
6/30/2019	$14,663	$15,255	$13,992
9/30/2019	$14,360	$15,514	$14,182
12/31/2019	$15,988	$16,921	$15,232
3/31/2020	$11,125	$13,605	$11,161
6/30/2020	$13,684	$16,399	$12,756
9/30/2020	$14,530	$17,864	$13,469
12/31/2020	$18,050	$20,034	$15,658
3/31/2021	$20,852	$21,271	$17,421
6/30/2021	$22,708	$23,089	$18,328
9/30/2021	$23,129	$23,224	$18,185
12/31/2021	$24,223	$25,785	$19,598
3/31/2022	$23,586	$24,599	$19,453
6/30/2022	$19,391	$20,638	$17,078
9/30/2022	$19,027	$19,631	$16,119
12/31/2022	$20,986	$21,115	$18,121
3/31/2023	$22,686	$22,698	$18,303
6/30/2023	$24,647	$24,682	$19,049
9/30/2023	$24,325	$23,874	$18,446
12/31/2023	$27,469	$26,665	$20,198
3/31/2024	$30,291	$29,480	$22,013
6/30/2024	$29,085	$30,743	$21,536
9/30/2024	$31,232	$32,553	$23,567
12/31/2024	$31,869	$33,337	$23,100
3/31/2025	$32,233	$31,913	$23,593
6/30/2025	$33,638	$35,405	$24,487
9/30/2025	$34,709	$38,281	$25,792
12/31/2025	$36,367	$39,298	$26,774
3/31/2026	$35,468	$37,594	$27,337

Average annual total returns (%)

Table Summary
Class	1 Year	5 Years	10 Years
Investor Class	10.04%	11.21%	13.50%
S&P 500 Index	17.80%	12.06%	14.16%
Russell 1000 Value Index	15.87%	9.43%	10.58%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future results. To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=performance.

Key Fund statistics

Table Summary
Total Net Assets	$24,434,684,995
# of Portfolio Holdings	61
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$73,742,898

What did the Fund invest in? (as a % of total net assets) as of March 31, 2026

Top 10  holdings

Table Summary
Targa Resources Corp.	3.4%
ConocoPhillips	3.3%
Intercontinental Exchange, Inc.	2.7%
Merck & Co., Inc.	2.7%
Corteva, Inc.	2.7%
Airbnb, Inc., Class A	2.6%
Salesforce, Inc.	2.5%
Phillips 66	2.4%
Willis Towers Watson PLC	2.4%
Keurig Dr. Pepper, Inc.	2.4%

Sector allocation

Table Summary
Financials	34.1%
Energy	11.4%
Health Care	10.7%
Industrials	9.2%
Consumer Discretionary	7.6%
Communication Services	7.6%
Information Technology	7.3%
Consumer Staples	4.0%
Materials	3.9%
Real Estate	0.7%
Short Term Investments & Other, Net	3.5%
Total	100.0%

Additional information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit oakmark.com/our-funds/?tab=documents.

Phone: 1-800-OAKMARK (625-6275)

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, contact 1-800-OAKMARK (625-6275) or contact your intermediary.

OAKMX

Investor Class

Oakmark Fund

Semi-Annual Shareholder Report March 31, 2026

OAKMX-SAR

OAYMX

Advisor Class

Oakmark Fund

Semi-Annual Shareholder Report

March 31, 2026

Fund overview

This semi-annual shareholder report contains important information about Oakmark Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026.You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.

What were the Fund costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$35	0.70%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

How did the Fund perform during the last 6 months and what affected its performance?

Oakmark Fund Advisor Class returned 2.28% for the period ended March 31, 2026, outperforming its benchmark, the S&P 500 Index, which returned -1.79% over the same period.

  At the equity sector level, Energy and Communication Services performed the strongest, while Financials and Information Technology were the worst performing sectors.

  At the equity holdings level, Targa Resources Corp. led the positive contributors followed by ConocoPhillips and Merck & Co., Inc. Fiserv, Inc., Equifax, Inc. and Salesforce, Inc. were the worst performing equities.

Fund performance as of March 31, 2026

Total return based on $100,000 investment (as of March 31, 2026)

Table Summary
	Advisor Class	S&P 500 Index	Russell 1000 Value Index
4/1/2016	$100,000	$100,000	$100,000
6/30/2016	$101,329	$102,455	$104,583
9/30/2016	$109,973	$106,402	$108,224
12/31/2016	$119,142	$110,471	$115,449
3/31/2017	$124,088	$117,172	$119,223
6/30/2017	$128,853	$120,791	$120,826
9/30/2017	$136,329	$126,203	$124,590
12/31/2017	$144,524	$134,588	$131,224
3/31/2018	$143,273	$133,567	$127,506
6/30/2018	$146,375	$138,153	$129,005
9/30/2018	$152,629	$148,806	$136,363
12/31/2018	$126,280	$128,688	$120,376
3/31/2019	$142,506	$146,251	$134,742
6/30/2019	$147,113	$152,545	$139,922
9/30/2019	$144,097	$155,136	$141,819
12/31/2019	$160,490	$169,207	$152,325
3/31/2020	$111,700	$136,046	$111,608
6/30/2020	$137,430	$163,994	$127,558
9/30/2020	$145,967	$178,638	$134,692
12/31/2020	$181,376	$200,339	$156,583
3/31/2021	$209,655	$212,710	$174,207
6/30/2021	$228,427	$230,894	$183,280
9/30/2021	$232,798	$232,238	$181,850
12/31/2021	$243,931	$257,847	$195,980
3/31/2022	$237,685	$245,990	$194,535
6/30/2022	$195,501	$206,383	$170,781
9/30/2022	$191,938	$196,306	$161,187
12/31/2022	$211,805	$211,148	$181,208
3/31/2023	$229,060	$226,978	$183,031
6/30/2023	$248,988	$246,821	$190,488
9/30/2023	$245,881	$238,742	$184,460
12/31/2023	$277,769	$266,654	$201,979
3/31/2024	$306,466	$294,802	$220,128
6/30/2024	$294,413	$307,431	$215,360
9/30/2024	$316,276	$325,528	$235,668
12/31/2024	$322,871	$333,371	$231,000
3/31/2025	$326,713	$319,128	$235,933
6/30/2025	$341,125	$354,049	$244,868
9/30/2025	$352,163	$382,813	$257,919
12/31/2025	$369,153	$392,977	$267,743
3/31/2026	$360,203	$375,944	$273,366

Average annual total returns (%)

Table Summary
Class	1 Year	5 Years	10 Years
Advisor Class	10.25%	11.43%	13.67%
S&P 500 Index	17.80%	12.06%	14.16%
Russell 1000 Value Index	15.87%	9.43%	10.58%

Advisor Class shares commenced operations on 11/30/2016. The performance attributed to the Advisor Class shares prior to that date is that of the Investor Class shares from 8/5/1991—11/30/2016. Performance prior to 11/30/2016 has not been adjusted to reflect the lower expenses of Advisor Class shares. During this period, Advisor Class shares would have had returns similar to, but potentially higher than, Investor Class shares due to the fact that Advisor Class shares represent interests in the same portfolio as Investor Class shares but are subject to lower expenses.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future results. To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=performance.

Key Fund statistics

Table Summary
Total Net Assets	$24,434,684,995
# of Portfolio Holdings	61
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$73,742,898

What did the Fund invest in? (as a % of total net assets) as of March 31, 2026

Top 10  holdings

Table Summary
Targa Resources Corp.	3.4%
ConocoPhillips	3.3%
Intercontinental Exchange, Inc.	2.7%
Merck & Co., Inc.	2.7%
Corteva, Inc.	2.7%
Airbnb, Inc., Class A	2.6%
Salesforce, Inc.	2.5%
Phillips 66	2.4%
Willis Towers Watson PLC	2.4%
Keurig Dr. Pepper, Inc.	2.4%

Sector allocation

Table Summary
Financials	34.1%
Energy	11.4%
Health Care	10.7%
Industrials	9.2%
Consumer Discretionary	7.6%
Communication Services	7.6%
Information Technology	7.3%
Consumer Staples	4.0%
Materials	3.9%
Real Estate	0.7%
Short Term Investments & Other, Net	3.5%
Total	100.0%

Additional information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit oakmark.com/our-funds/?tab=documents.

Phone: 1-800-OAKMARK (625-6275)

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, contact 1-800-OAKMARK (625-6275) or contact your intermediary.

OAYMX

Advisor Class

Oakmark Fund

Semi-Annual Shareholder Report March 31, 2026

OAYMX-SAR

OANMX

Institutional Class

Oakmark Fund

Semi-Annual Shareholder Report

March 31, 2026

Fund overview

This semi-annual shareholder report contains important information about Oakmark Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026.You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.

What were the Fund costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$33	0.66%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

How did the Fund perform during the last 6 months and what affected its performance?

Oakmark Fund Institutional Class returned 2.31% for the period ended March 31, 2026, outperforming its benchmark, the S&P 500 Index, which returned -1.79% over the same period.

  At the equity sector level, Energy and Communication Services performed the strongest, while Financials and Information Technology were the worst performing sectors.

  At the equity holdings level, Targa Resources Corp. led the positive contributors followed by ConocoPhillips and Merck & Co., Inc. Fiserv, Inc., Equifax, Inc. and Salesforce, Inc. were the worst performing equities.

Fund performance as of March 31, 2026

Total return based on $250,000 investment (as of March 31, 2026)

Table Summary
	Institutional Class	S&P 500 Index	Russell 1000 Value Index
4/1/2016	$250,000	$250,000	$250,000
6/30/2016	$253,322	$256,138	$261,458
9/30/2016	$274,932	$266,005	$270,559
12/31/2016	$297,814	$276,177	$288,623
3/31/2017	$310,178	$292,931	$298,056
6/30/2017	$322,132	$301,977	$302,064
9/30/2017	$340,822	$315,507	$311,474
12/31/2017	$361,350	$336,471	$328,061
3/31/2018	$358,265	$333,917	$318,766
6/30/2018	$366,064	$345,383	$322,514
9/30/2018	$381,747	$372,015	$340,908
12/31/2018	$315,876	$321,719	$300,940
3/31/2019	$356,552	$365,627	$336,854
6/30/2019	$368,167	$381,363	$349,805
9/30/2019	$360,717	$387,840	$354,546
12/31/2019	$401,767	$423,017	$380,812
3/31/2020	$279,693	$340,114	$279,021
6/30/2020	$344,249	$409,985	$318,895
9/30/2020	$365,617	$446,594	$336,730
12/31/2020	$454,371	$500,847	$391,458
3/31/2021	$525,298	$531,774	$435,517
6/30/2021	$572,415	$577,234	$458,199
9/30/2021	$583,362	$580,594	$454,626
12/31/2021	$611,275	$644,617	$489,951
3/31/2022	$595,624	$614,974	$486,337
6/30/2022	$489,913	$515,956	$426,951
9/30/2022	$480,984	$490,764	$402,968
12/31/2022	$530,843	$527,871	$453,019
3/31/2023	$574,141	$567,446	$457,577
6/30/2023	$624,084	$617,053	$476,221
9/30/2023	$616,349	$596,854	$461,149
12/31/2023	$696,360	$666,636	$504,947
3/31/2024	$768,355	$737,006	$550,320
6/30/2024	$738,191	$768,577	$538,400
9/30/2024	$793,107	$813,820	$589,170
12/31/2024	$809,729	$833,426	$577,499
3/31/2025	$819,417	$797,821	$589,834
6/30/2025	$855,616	$885,122	$612,171
9/30/2025	$883,350	$957,034	$644,798
12/31/2025	$926,083	$982,443	$669,358
3/31/2026	$903,741	$939,861	$683,414

Average annual total returns (%)

Table Summary
Class	1 Year	5 Years	10 Years
Institutional Class	10.29%	11.46%	13.71%
S&P 500 Index	17.80%	12.06%	14.16%
Russell 1000 Value Index	15.87%	9.43%	10.58%

Institutional Class shares commenced operations on 11/30/2016. The performance attributed to the Institutional Class shares prior to that date is that of the Investor Class shares from 8/5/1991—11/30/2016. Performance prior to 11/30/2016 has not been adjusted to reflect the lower expenses of Institutional Class shares. During this period, Institutional Class shares would have had returns similar to, but potentially higher than, Investor Class shares due to the fact that Institutional Class shares represent interests in the same portfolio as Investor Class shares but are subject to lower expenses.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future results. To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=performance.

Key Fund statistics

Table Summary
Total Net Assets	$24,434,684,995
# of Portfolio Holdings	61
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$73,742,898

What did the Fund invest in? (as a % of total net assets) as of March 31, 2026

Top 10  holdings

Table Summary
Targa Resources Corp.	3.4%
ConocoPhillips	3.3%
Intercontinental Exchange, Inc.	2.7%
Merck & Co., Inc.	2.7%
Corteva, Inc.	2.7%
Airbnb, Inc., Class A	2.6%
Salesforce, Inc.	2.5%
Phillips 66	2.4%
Willis Towers Watson PLC	2.4%
Keurig Dr. Pepper, Inc.	2.4%

Sector allocation

Table Summary
Financials	34.1%
Energy	11.4%
Health Care	10.7%
Industrials	9.2%
Consumer Discretionary	7.6%
Communication Services	7.6%
Information Technology	7.3%
Consumer Staples	4.0%
Materials	3.9%
Real Estate	0.7%
Short Term Investments & Other, Net	3.5%
Total	100.0%

Additional information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit oakmark.com/our-funds/?tab=documents.

Phone: 1-800-OAKMARK (625-6275)

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, contact 1-800-OAKMARK (625-6275) or contact your intermediary.

OANMX

Institutional Class

Oakmark Fund

Semi-Annual Shareholder Report March 31, 2026

OANMX-SAR

OAZMX

R6 Class

Oakmark Fund

Semi-Annual Shareholder Report

March 31, 2026

Fund overview

This semi-annual shareholder report contains important information about Oakmark Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026.You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.

What were the Fund costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$31	0.61%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

How did the Fund perform during the last 6 months and what affected its performance?

Oakmark Fund R6 Class returned 2.34% for the period ended March 31, 2026, outperforming its benchmark, the S&P 500 Index, which returned -1.79% over the same period.

  At the equity sector level, Energy and Communication Services performed the strongest, while Financials and Information Technology were the worst performing sectors.

  At the equity holdings level, Targa Resources Corp. led the positive contributors followed by ConocoPhillips and Merck & Co., Inc. Fiserv, Inc., Equifax, Inc. and Salesforce, Inc. were the worst performing equities.

Fund performance as of March 31, 2026

Total return based on $1,000,000 investment (as of March 31, 2026)

Table Summary
	R6 Class	S&P 500 Index	Russell 1000 Value Index
4/1/2016	$1,000,000	$1,000,000	$1,000,000
6/30/2016	$1,013,286	$1,024,552	$1,045,831
9/30/2016	$1,099,728	$1,064,019	$1,082,235
12/31/2016	$1,191,254	$1,104,710	$1,154,490
3/31/2017	$1,240,712	$1,171,722	$1,192,226
6/30/2017	$1,288,526	$1,207,907	$1,208,256
9/30/2017	$1,363,288	$1,262,027	$1,245,896
12/31/2017	$1,445,401	$1,345,884	$1,312,243
3/31/2018	$1,433,060	$1,335,668	$1,275,064
6/30/2018	$1,464,254	$1,381,532	$1,290,054
9/30/2018	$1,526,986	$1,488,059	$1,363,634
12/31/2018	$1,263,504	$1,286,877	$1,203,758
3/31/2019	$1,426,208	$1,462,509	$1,347,417
6/30/2019	$1,472,668	$1,525,453	$1,399,218
9/30/2019	$1,442,867	$1,551,359	$1,418,186
12/31/2019	$1,607,066	$1,692,067	$1,523,248
3/31/2020	$1,118,772	$1,360,456	$1,116,085
6/30/2020	$1,376,997	$1,639,938	$1,275,580
9/30/2020	$1,462,468	$1,786,375	$1,346,920
12/31/2020	$1,817,684	$2,003,387	$1,565,833
3/31/2021	$2,101,395	$2,127,095	$1,742,068
6/30/2021	$2,290,064	$2,308,937	$1,832,798
9/30/2021	$2,334,053	$2,322,376	$1,818,502
12/31/2021	$2,446,312	$2,578,467	$1,959,803
3/31/2022	$2,383,691	$2,459,896	$1,945,347
6/30/2022	$1,960,951	$2,063,825	$1,707,806
9/30/2022	$1,925,226	$1,963,057	$1,611,871
12/31/2022	$2,124,871	$2,111,485	$1,812,076
3/31/2023	$2,298,601	$2,269,785	$1,830,307
6/30/2023	$2,498,931	$2,468,212	$1,904,884
9/30/2023	$2,468,175	$2,387,417	$1,844,596
12/31/2023	$2,789,006	$2,666,544	$2,019,789
3/31/2024	$3,077,524	$2,948,022	$2,201,279
6/30/2024	$2,956,940	$3,074,309	$2,153,599
9/30/2024	$3,177,485	$3,255,281	$2,356,682
12/31/2024	$3,244,446	$3,333,706	$2,309,998
3/31/2025	$3,283,685	$3,191,284	$2,359,334
6/30/2025	$3,429,337	$3,540,487	$2,448,684
9/30/2025	$3,541,083	$3,828,135	$2,579,194
12/31/2025	$3,712,746	$3,929,772	$2,677,433
3/31/2026	$3,623,844	$3,759,443	$2,733,656

Average annual total returns (%)

Table Summary
Class	1 Year	5 Years	10 Years
R6 Class	10.36%	11.51%	13.74%
S&P 500 Index	17.80%	12.06%	14.16%
Russell 1000 Value Index	15.87%	9.43%	10.58%

R6 Class shares commenced operations on 12/15/2020. The performance attributed to the R6 Class shares prior to that date is that of the Investor Class shares from 8/5/1991—11/30/2016, and then the performance of the Institutional Class shares from 11/30/2016—12/15/2020. Performance prior to 12/15/2020 has not been adjusted to reflect the lower expenses of R6 Class shares. During this period, R6 Class shares would have had returns similar to, but potentially higher than, Institutional and Investor Class shares due to the fact that R6 Class shares represent interests in the same portfolio as Institutional and Investor Class shares but are subject to lower expenses. The inception to date returns for the Fund and R6 Class shares, respectively, were 12.75% and 14.33%.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future results. To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=performance.

Key Fund statistics

Table Summary
Total Net Assets	$24,434,684,995
# of Portfolio Holdings	61
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$73,742,898

What did the Fund invest in? (as a % of total net assets) as of March 31, 2026

Top 10  holdings

Table Summary
Targa Resources Corp.	3.4%
ConocoPhillips	3.3%
Intercontinental Exchange, Inc.	2.7%
Merck & Co., Inc.	2.7%
Corteva, Inc.	2.7%
Airbnb, Inc., Class A	2.6%
Salesforce, Inc.	2.5%
Phillips 66	2.4%
Willis Towers Watson PLC	2.4%
Keurig Dr. Pepper, Inc.	2.4%

Sector allocation

Table Summary
Financials	34.1%
Energy	11.4%
Health Care	10.7%
Industrials	9.2%
Consumer Discretionary	7.6%
Communication Services	7.6%
Information Technology	7.3%
Consumer Staples	4.0%
Materials	3.9%
Real Estate	0.7%
Short Term Investments & Other, Net	3.5%
Total	100.0%

Additional information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit oakmark.com/our-funds/?tab=documents.

Phone: 1-800-OAKMARK (625-6275)

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, contact 1-800-OAKMARK (625-6275) or contact your intermediary.

OAZMX

R6 Class

Oakmark Fund

Semi-Annual Shareholder Report March 31, 2026

OAZMX-SAR

OAKLX

Investor Class

Oakmark Select Fund

Semi-Annual Shareholder Report

March 31, 2026

Fund overview

This semi-annual shareholder report contains important information about Oakmark Select Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026.You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.

What were the Fund costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$49	0.99%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

How did the Fund perform during the last 6 months and what affected its performance?

Oakmark Select Fund Investor Class returned -0.25% for the period ended March 31, 2026, outperforming its benchmark, the S&P 500 Index, which returned -1.79% over the same period.

  At the equity sector level, Energy and Communication Services performed the strongest, while Industrials and Health Care were the worst performing sectors.

  At the equity holdings level, Warner Bros Discovery, Inc. led the positive contributors followed by Targa Resources Corp. and Phillips 66. Paycom Software, Inc., Salesforce, Inc. and Equifax, Inc. were the worst performing equities.

Fund performance as of March 31, 2026

Total return based on $10,000 investment (as of March 31, 2026)

Table Summary
	Investor Class	S&P 500 Index	Russell 1000 Value Index
4/1/2016	$10,000	$10,000	$10,000
6/30/2016	$10,267	$10,246	$10,458
9/30/2016	$11,069	$10,640	$10,822
12/31/2016	$12,210	$11,047	$11,545
3/31/2017	$12,576	$11,717	$11,922
6/30/2017	$12,812	$12,079	$12,083
9/30/2017	$13,572	$12,620	$12,459
12/31/2017	$14,130	$13,459	$13,122
3/31/2018	$13,579	$13,357	$12,751
6/30/2018	$13,523	$13,815	$12,901
9/30/2018	$13,562	$14,881	$13,636
12/31/2018	$10,615	$12,869	$12,038
3/31/2019	$12,045	$14,625	$13,474
6/30/2019	$12,591	$15,255	$13,992
9/30/2019	$12,159	$15,514	$14,182
12/31/2019	$13,554	$16,921	$15,232
3/31/2020	$9,144	$13,605	$11,161
6/30/2020	$11,271	$16,399	$12,756
9/30/2020	$11,861	$17,864	$13,469
12/31/2020	$15,012	$20,034	$15,658
3/31/2021	$17,426	$21,271	$17,421
6/30/2021	$18,813	$23,089	$18,328
9/30/2021	$19,453	$23,224	$18,185
12/31/2021	$20,123	$25,785	$19,598
3/31/2022	$18,902	$24,599	$19,453
6/30/2022	$15,795	$20,638	$17,078
9/30/2022	$14,855	$19,631	$16,119
12/31/2022	$15,548	$21,115	$18,121
3/31/2023	$17,244	$22,698	$18,303
6/30/2023	$19,384	$24,682	$19,049
9/30/2023	$19,400	$23,874	$18,446
12/31/2023	$22,234	$26,665	$20,198
3/31/2024	$23,617	$29,480	$22,013
6/30/2024	$22,155	$30,743	$21,536
9/30/2024	$23,942	$32,553	$23,567
12/31/2024	$25,381	$33,337	$23,100
3/31/2025	$25,089	$31,913	$23,593
6/30/2025	$26,138	$35,405	$24,487
9/30/2025	$26,749	$38,281	$25,792
12/31/2025	$29,000	$39,298	$26,774
3/31/2026	$26,683	$37,594	$27,337

Average annual total returns (%)

Table Summary
Class	1 Year	5 Years	10 Years
Investor Class	6.35%	8.89%	10.31%
S&P 500 Index	17.80%	12.06%	14.16%
Russell 1000 Value Index	15.87%	9.43%	10.58%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future results. To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=performance.

Key Fund statistics

Table Summary
Total Net Assets	$7,569,935,706
# of Portfolio Holdings	26
Portfolio Turnover Rate	35%
Total Advisory Fees Paid	$27,572,758

What did the Fund invest in? (as a % of total net assets) as of March 31, 2026

Top 10  holdings

Table Summary
Salesforce, Inc.	7.3%
Keurig Dr. Pepper, Inc.	6.7%
First Citizens BancShares, Inc., Class A	6.4%
IQVIA Holdings, Inc.	5.3%
Intercontinental Exchange, Inc.	5.2%
Airbnb, Inc., Class A	4.7%
Lithia Motors, Inc.	4.3%
Centene Corp.	4.2%
Targa Resources Corp.	4.1%
Charles Schwab Corp.	4.0%

Sector allocation

Table Summary
Financials	25.7%
Health Care	15.9%
Energy	10.4%
Information Technology	9.9%
Consumer Discretionary	9.0%
Industrials	7.5%
Communication Services	7.0%
Consumer Staples	6.7%
Real Estate	3.0%
Short Term Investments & Other, Net	4.9%
Total	100.0%

Additional information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit oakmark.com/our-funds/?tab=documents.

Phone: 1-800-OAKMARK (625-6275)

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, contact 1-800-OAKMARK (625-6275) or contact your intermediary.

OAKLX

Investor Class

Oakmark Select Fund

Semi-Annual Shareholder Report March 31, 2026

OAKLX-SAR

OAYLX

Advisor Class

Oakmark Select Fund

Semi-Annual Shareholder Report

March 31, 2026

Fund overview

This semi-annual shareholder report contains important information about Oakmark Select Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026.You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.

What were the Fund costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$43	0.87%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

How did the Fund perform during the last 6 months and what affected its performance?

Oakmark Select Fund Advisor Class returned -0.18% for the period ended March 31, 2026, outperforming its benchmark, the S&P 500 Index, which returned -1.79% over the same period.

  At the equity sector level, Energy and Communication Services performed the strongest, while Industrials and Health Care were the worst performing sectors.

  At the equity holdings level, Warner Bros Discovery, Inc. led the positive contributors followed by Targa Resources Corp. and Phillips 66. Paycom Software, Inc., Salesforce, Inc. and Equifax, Inc. were the worst performing equities.

Fund performance as of March 31, 2026

Total return based on $100,000 investment (as of March 31, 2026)

Table Summary
	Advisor Class	S&P 500 Index	Russell 1000 Value Index
4/1/2016	$100,000	$100,000	$100,000
6/30/2016	$102,674	$102,455	$104,583
9/30/2016	$110,694	$106,402	$108,224
12/31/2016	$122,129	$110,471	$115,449
3/31/2017	$125,846	$117,172	$119,223
6/30/2017	$128,229	$120,791	$120,826
9/30/2017	$135,888	$126,203	$124,590
12/31/2017	$141,515	$134,588	$131,224
3/31/2018	$136,063	$133,567	$127,506
6/30/2018	$135,559	$138,153	$129,005
9/30/2018	$136,004	$148,806	$136,363
12/31/2018	$106,515	$128,688	$120,376
3/31/2019	$120,868	$146,251	$134,742
6/30/2019	$126,379	$152,545	$139,922
9/30/2019	$122,082	$155,136	$141,819
12/31/2019	$136,150	$169,207	$152,325
3/31/2020	$91,886	$136,046	$111,608
6/30/2020	$113,296	$163,994	$127,558
9/30/2020	$119,261	$178,638	$134,692
12/31/2020	$150,992	$200,339	$156,583
3/31/2021	$175,287	$212,710	$174,207
6/30/2021	$189,323	$230,894	$183,280
9/30/2021	$195,805	$232,238	$181,850
12/31/2021	$202,632	$257,847	$195,980
3/31/2022	$190,402	$245,990	$194,535
6/30/2022	$159,147	$206,383	$170,781
9/30/2022	$149,698	$196,306	$161,187
12/31/2022	$156,739	$211,148	$181,208
3/31/2023	$173,914	$226,978	$183,031
6/30/2023	$195,566	$246,821	$190,488
9/30/2023	$195,757	$238,742	$184,460
12/31/2023	$224,426	$266,654	$201,979
3/31/2024	$238,451	$294,802	$220,128
6/30/2024	$223,788	$307,431	$215,360
9/30/2024	$241,869	$325,528	$235,668
12/31/2024	$256,508	$333,371	$231,000
3/31/2025	$253,621	$319,128	$235,933
6/30/2025	$264,303	$354,049	$244,868
9/30/2025	$270,591	$382,813	$257,919
12/31/2025	$293,471	$392,977	$267,743
3/31/2026	$270,093	$375,944	$273,366

Average annual total returns (%)

Table Summary
Class	1 Year	5 Years	10 Years
Advisor Class	6.49%	9.03%	10.45%
S&P 500 Index	17.80%	12.06%	14.16%
Russell 1000 Value Index	15.87%	9.43%	10.58%

Advisor Class shares commenced operations on 11/30/2016. The performance attributed to the Advisor Class shares prior to that date is that of the Investor Class shares from 11/01/1996—11/30/2016. Performance prior to 11/30/2016 has not been adjusted to reflect the lower expenses of Advisor Class shares. During this period, Advisor Class shares would have had returns similar to, but potentially higher than, Investor Class shares due to the fact that Advisor Class shares represent interests in the same portfolio as Investor Class shares but are subject to lower expenses.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future results. To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=performance.

Key Fund statistics

Table Summary
Total Net Assets	$7,569,935,706
# of Portfolio Holdings	26
Portfolio Turnover Rate	35%
Total Advisory Fees Paid	$27,572,758

What did the Fund invest in? (as a % of total net assets) as of March 31, 2026

Top 10  holdings

Table Summary
Salesforce, Inc.	7.3%
Keurig Dr. Pepper, Inc.	6.7%
First Citizens BancShares, Inc., Class A	6.4%
IQVIA Holdings, Inc.	5.3%
Intercontinental Exchange, Inc.	5.2%
Airbnb, Inc., Class A	4.7%
Lithia Motors, Inc.	4.3%
Centene Corp.	4.2%
Targa Resources Corp.	4.1%
Charles Schwab Corp.	4.0%

Sector allocation

Table Summary
Financials	25.7%
Health Care	15.9%
Energy	10.4%
Information Technology	9.9%
Consumer Discretionary	9.0%
Industrials	7.5%
Communication Services	7.0%
Consumer Staples	6.7%
Real Estate	3.0%
Short Term Investments & Other, Net	4.9%
Total	100.0%

Additional information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit oakmark.com/our-funds/?tab=documents.

Phone: 1-800-OAKMARK (625-6275)

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, contact 1-800-OAKMARK (625-6275) or contact your intermediary.

OAYLX

Advisor Class

Oakmark Select Fund

Semi-Annual Shareholder Report March 31, 2026

OAYLX-SAR

OANLX

Institutional Class

Oakmark Select Fund

Semi-Annual Shareholder Report

March 31, 2026

Fund overview

This semi-annual shareholder report contains important information about Oakmark Select Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026.You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.

What were the Fund costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$37	0.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

How did the Fund perform during the last 6 months and what affected its performance?

Oakmark Select Fund Institutional Class returned -0.13% for the period ended March 31, 2026, outperforming its benchmark, the S&P 500 Index, which returned -1.79% over the same period.

  At the equity sector level, Energy and Communication Services performed the strongest, while Industrials and Health Care were the worst performing sectors.

  At the equity holdings level, Warner Bros Discovery, Inc. led the positive contributors followed by Targa Resources Corp. and Phillips 66. Paycom Software, Inc., Salesforce, Inc. and Equifax, Inc. were the worst performing equities.

Fund performance as of March 31, 2026

Total return based on $250,000 investment (as of March 31, 2026)

Table Summary
	Institutional Class	S&P 500 Index	Russell 1000 Value Index
4/1/2016	$250,000	$250,000	$250,000
6/30/2016	$256,684	$256,138	$261,458
9/30/2016	$276,735	$266,005	$270,559
12/31/2016	$305,323	$276,177	$288,623
3/31/2017	$314,614	$292,931	$298,056
6/30/2017	$320,571	$301,977	$302,064
9/30/2017	$339,791	$315,507	$311,474
12/31/2017	$353,910	$336,471	$328,061
3/31/2018	$340,278	$333,917	$318,766
6/30/2018	$339,019	$345,383	$322,514
9/30/2018	$340,130	$372,015	$340,908
12/31/2018	$266,420	$321,719	$300,940
3/31/2019	$302,400	$365,627	$336,854
6/30/2019	$316,184	$381,363	$349,805
9/30/2019	$305,515	$387,840	$354,546
12/31/2019	$340,680	$423,017	$380,812
3/31/2020	$229,922	$340,114	$279,021
6/30/2020	$283,573	$409,985	$318,895
9/30/2020	$298,576	$446,594	$336,730
12/31/2020	$378,075	$500,847	$391,458
3/31/2021	$439,118	$531,774	$435,517
6/30/2021	$474,405	$577,234	$458,199
9/30/2021	$490,709	$580,594	$454,626
12/31/2021	$507,920	$644,617	$489,951
3/31/2022	$477,362	$614,974	$486,337
6/30/2022	$399,148	$515,956	$426,951
9/30/2022	$375,478	$490,764	$402,968
12/31/2022	$393,279	$527,871	$453,019
3/31/2023	$436,419	$567,446	$457,577
6/30/2023	$490,782	$617,053	$476,221
9/30/2023	$491,499	$596,854	$461,149
12/31/2023	$563,532	$666,636	$504,947
3/31/2024	$598,963	$737,006	$550,320
6/30/2024	$562,250	$768,577	$538,400
9/30/2024	$607,941	$813,820	$589,170
12/31/2024	$644,880	$833,426	$577,499
3/31/2025	$637,790	$797,821	$589,834
6/30/2025	$664,781	$885,122	$612,171
9/30/2025	$680,814	$957,034	$644,798
12/31/2025	$738,555	$982,443	$669,358
3/31/2026	$679,947	$939,861	$683,414

Average annual total returns (%)

Table Summary
Class	1 Year	5 Years	10 Years
Institutional Class	6.61%	9.14%	10.52%
S&P 500 Index	17.80%	12.06%	14.16%
Russell 1000 Value Index	15.87%	9.43%	10.58%

Institutional Class shares commenced operations on 11/30/2016. The performance attributed to the Institutional Class shares prior to that date is that of the Investor Class shares from 11/01/1996—11/30/2016. Performance prior to 11/30/2016 has not been adjusted to reflect the lower expenses of Institutional Class shares. During this period, Institutional Class shares would have had returns similar to, but potentially higher than, Investor Class shares due to the fact that Institutional Class shares represent interests in the same portfolio as Investor Class shares but are subject to lower expenses.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future results. To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=performance.

Key Fund statistics

Table Summary
Total Net Assets	$7,569,935,706
# of Portfolio Holdings	26
Portfolio Turnover Rate	35%
Total Advisory Fees Paid	$27,572,758

What did the Fund invest in? (as a % of total net assets) as of March 31, 2026

Top 10  holdings

Table Summary
Salesforce, Inc.	7.3%
Keurig Dr. Pepper, Inc.	6.7%
First Citizens BancShares, Inc., Class A	6.4%
IQVIA Holdings, Inc.	5.3%
Intercontinental Exchange, Inc.	5.2%
Airbnb, Inc., Class A	4.7%
Lithia Motors, Inc.	4.3%
Centene Corp.	4.2%
Targa Resources Corp.	4.1%
Charles Schwab Corp.	4.0%

Sector allocation

Table Summary
Financials	25.7%
Health Care	15.9%
Energy	10.4%
Information Technology	9.9%
Consumer Discretionary	9.0%
Industrials	7.5%
Communication Services	7.0%
Consumer Staples	6.7%
Real Estate	3.0%
Short Term Investments & Other, Net	4.9%
Total	100.0%

Additional information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit oakmark.com/our-funds/?tab=documents.

Phone: 1-800-OAKMARK (625-6275)

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, contact 1-800-OAKMARK (625-6275) or contact your intermediary.

OANLX

Institutional Class

Oakmark Select Fund

Semi-Annual Shareholder Report March 31, 2026

OANLX-SAR

OAZLX

R6 Class

Oakmark Select Fund

Semi-Annual Shareholder Report

March 31, 2026

Fund overview

This semi-annual shareholder report contains important information about Oakmark Select Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026.You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.

What were the Fund costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$36	0.72%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

How did the Fund perform during the last 6 months and what affected its performance?

Oakmark Select Fund R6 Class returned -0.11% for the period ended March 31, 2026, outperforming its benchmark, the S&P 500 Index, which returned -1.79% over the same period.

  At the equity sector level, Energy and Communication Services performed the strongest, while Industrials and Health Care were the worst performing sectors.

  At the equity holdings level, Warner Bros Discovery, Inc. led the positive contributors followed by Targa Resources Corp. and Phillips 66. Paycom Software, Inc., Salesforce, Inc. and Equifax, Inc. were the worst performing equities.

Fund performance as of March 31, 2026

Total return based on $1,000,000 investment (as of March 31, 2026)

Table Summary
	R6 Class	S&P 500 Index	Russell 1000 Value Index
4/1/2016	$1,000,000	$1,000,000	$1,000,000
6/30/2016	$1,026,735	$1,024,552	$1,045,831
9/30/2016	$1,106,940	$1,064,019	$1,082,235
12/31/2016	$1,221,292	$1,104,710	$1,154,490
3/31/2017	$1,258,455	$1,171,722	$1,192,226
6/30/2017	$1,282,286	$1,207,907	$1,208,256
9/30/2017	$1,359,166	$1,262,027	$1,245,896
12/31/2017	$1,415,641	$1,345,884	$1,312,243
3/31/2018	$1,361,113	$1,335,668	$1,275,064
6/30/2018	$1,356,076	$1,381,532	$1,290,054
9/30/2018	$1,360,521	$1,488,059	$1,363,634
12/31/2018	$1,065,681	$1,286,877	$1,203,758
3/31/2019	$1,209,599	$1,462,509	$1,347,417
6/30/2019	$1,264,736	$1,525,453	$1,399,218
9/30/2019	$1,222,059	$1,551,359	$1,418,186
12/31/2019	$1,362,719	$1,692,067	$1,523,248
3/31/2020	$919,686	$1,360,456	$1,116,085
6/30/2020	$1,134,290	$1,639,938	$1,275,580
9/30/2020	$1,194,304	$1,786,375	$1,346,920
12/31/2020	$1,512,299	$2,003,387	$1,565,833
3/31/2021	$1,756,472	$2,127,095	$1,742,068
6/30/2021	$1,897,304	$2,308,937	$1,832,798
9/30/2021	$1,962,837	$2,322,376	$1,818,502
12/31/2021	$2,031,734	$2,578,467	$1,959,803
3/31/2022	$1,909,481	$2,459,896	$1,945,347
6/30/2022	$1,596,883	$2,063,825	$1,707,806
9/30/2022	$1,502,818	$1,963,057	$1,611,871
12/31/2022	$1,574,068	$2,111,485	$1,812,076
3/31/2023	$1,747,088	$2,269,785	$1,830,307
6/30/2023	$1,965,036	$2,468,212	$1,904,884
9/30/2023	$1,967,585	$2,387,417	$1,844,596
12/31/2023	$2,256,731	$2,666,544	$2,019,789
3/31/2024	$2,398,620	$2,948,022	$2,201,279
6/30/2024	$2,251,916	$3,074,309	$2,153,599
9/30/2024	$2,434,894	$3,255,281	$2,356,682
12/31/2024	$2,583,208	$3,333,706	$2,309,998
3/31/2025	$2,554,807	$3,191,284	$2,359,334
6/30/2025	$2,663,248	$3,540,487	$2,448,684
9/30/2025	$2,727,796	$3,828,135	$2,579,194
12/31/2025	$2,959,331	$3,929,772	$2,677,433
3/31/2026	$2,724,819	$3,759,443	$2,733,656

Average annual total returns (%)

Table Summary
Class	1 Year	5 Years	10 Years
R6 Class	6.65%	9.18%	10.54%
S&P 500 Index	17.80%	12.06%	14.16%
Russell 1000 Value Index	15.87%	9.43%	10.58%

R6 Class shares commenced operations on 12/15/2020. The performance attributed to the R6 Class shares prior to that date is that of the Investor Class shares from 11/01/1996—11/30/2016, and then the performance of the Institutional Class shares from 11/30/2016—12/15/2020. Performance prior to 12/15/2020 has not been adjusted to reflect the lower expenses of R6 Class shares. During this period, R6 Class shares would have had returns similar to, but potentially higher than, Institutional and Investor Class shares due to the fact that R6 Class shares represent interests in the same portfolio as Institutional and Investor Class shares but are subject to lower expenses. The inception to date returns for the Fund and R6 Class shares, respectively, were 11.62% and 11.95%.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future results. To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=performance.

Key Fund statistics

Table Summary
Total Net Assets	$7,569,935,706
# of Portfolio Holdings	26
Portfolio Turnover Rate	35%
Total Advisory Fees Paid	$27,572,758

What did the Fund invest in? (as a % of total net assets) as of March 31, 2026

Top 10  holdings

Table Summary
Salesforce, Inc.	7.3%
Keurig Dr. Pepper, Inc.	6.7%
First Citizens BancShares, Inc., Class A	6.4%
IQVIA Holdings, Inc.	5.3%
Intercontinental Exchange, Inc.	5.2%
Airbnb, Inc., Class A	4.7%
Lithia Motors, Inc.	4.3%
Centene Corp.	4.2%
Targa Resources Corp.	4.1%
Charles Schwab Corp.	4.0%

Sector allocation

Table Summary
Financials	25.7%
Health Care	15.9%
Energy	10.4%
Information Technology	9.9%
Consumer Discretionary	9.0%
Industrials	7.5%
Communication Services	7.0%
Consumer Staples	6.7%
Real Estate	3.0%
Short Term Investments & Other, Net	4.9%
Total	100.0%

Additional information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit oakmark.com/our-funds/?tab=documents.

Phone: 1-800-OAKMARK (625-6275)

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, contact 1-800-OAKMARK (625-6275) or contact your intermediary.

OAZLX

R6 Class

Oakmark Select Fund

Semi-Annual Shareholder Report March 31, 2026

OAZLX-SAR

OAKGX

Investor Class

Oakmark Global Fund

Semi-Annual Shareholder Report

March 31, 2026

Fund overview

This semi-annual shareholder report contains important information about Oakmark Global Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026.You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.

What were the Fund costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$55	1.11%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

How did the Fund perform during the last 6 months and what affected its performance?

Oakmark Global Fund Investor Class returned -0.67% for the period ended March 31, 2026, underperforming its benchmark, the MSCI World Index (Net), which returned -0.57% over the same period.

  The Fund’s exposure to Switzerland and South Korea contributed most to returns, while exposure to France and Netherlands detracted most from returns.

  At the equity sector level, Energy and Health Care performed the strongest, while Consumer Discretionary and Information Technology were the worst performing sectors.

  At the equity holdings level, Samsung Electronics Co. Ltd. (South Korea) led the positive contributors followed by Glencore PLC (Switzerland) and ConocoPhillips (U.S.). Dassault Systemes SE (France), Prosus NV (Netherlands) and Alibaba Group Holding Ltd. (China) were the worst performing equities.

Fund performance as of March 31, 2026

Total return based on $10,000 investment (as of March 31, 2026)

Table Summary
	Investor Class	MSCI World Index (Net)
4/1/2016	$10,000	$10,000
6/30/2016	$9,634	$10,101
9/30/2016	$10,485	$10,592
12/31/2016	$11,285	$10,789
3/31/2017	$12,142	$11,477
6/30/2017	$12,665	$11,939
9/30/2017	$13,803	$12,516
12/31/2017	$14,342	$13,205
3/31/2018	$13,974	$13,036
6/30/2018	$13,930	$13,262
9/30/2018	$13,943	$13,923
12/31/2018	$11,622	$12,055
3/31/2019	$13,084	$13,560
6/30/2019	$13,647	$14,102
9/30/2019	$13,598	$14,177
12/31/2019	$15,062	$15,391
3/31/2020	$9,810	$12,151
6/30/2020	$11,862	$14,503
9/30/2020	$12,682	$15,653
12/31/2020	$16,417	$17,838
3/31/2021	$18,231	$18,716
6/30/2021	$19,412	$20,166
9/30/2021	$18,765	$20,164
12/31/2021	$19,505	$21,730
3/31/2022	$18,425	$20,610
6/30/2022	$15,761	$17,274
9/30/2022	$13,934	$16,205
12/31/2022	$16,219	$17,788
3/31/2023	$17,929	$19,163
6/30/2023	$18,694	$20,472
9/30/2023	$17,680	$19,763
12/31/2023	$19,016	$22,019
3/31/2024	$19,844	$23,975
6/30/2024	$19,247	$24,605
9/30/2024	$20,695	$26,172
12/31/2024	$19,498	$26,130
3/31/2025	$20,353	$25,662
6/30/2025	$21,567	$28,606
9/30/2025	$22,452	$30,686
12/31/2025	$23,627	$31,642
3/31/2026	$22,303	$30,512

Average annual total returns (%)

Table Summary
Class	1 Year	5 Years	10 Years
Investor Class	9.58%	4.11%	8.35%
MSCI World Index (Net)	18.90%	10.27%	11.80%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future results. To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=performance.

Key Fund statistics

Table Summary
Total Net Assets	$1,033,767,449
# of Portfolio Holdings	53
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$4,453,383

What did the Fund invest in? (as a % of total net assets) as of March 31, 2026

Top 10  holdings

Table Summary
Sunbelt Rentals Holdings, Inc.	3.1%
IQVIA Holdings, Inc.	3.0%
Airbnb, Inc., Class A	2.9%
CNH Industrial NV	2.8%
Salesforce, Inc.	2.8%
DSV AS	2.8%
BNP Paribas SA	2.7%
Samsung Electronics Co. Ltd.	2.6%
Julius Baer Group Ltd.	2.6%
Willis Towers Watson PLC	2.6%

Geographic allocation

Table Summary
United States	54.5%
Germany	11.0%
France	10.3%
Switzerland	5.1%
Netherlands	4.2%
United Kingdom	3.5%
Denmark	2.8%
South Korea	2.6%
Sweden	1.9%
China	1.5%
Other	2.3%
Other Assets and Liabilities, Net	0.3%
Total	100.0%

Sector allocation

Table Summary
Financials	17.3%
Information Technology	16.9%
Consumer Discretionary	16.4%
Health Care	13.9%
Industrials	12.1%
Consumer Staples	8.8%
Materials	4.5%
Communication Services	3.9%
Energy	3.3%
Short Term Investments & Other, Net	2.9%
Total	100.0%

Additional information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit oakmark.com/our-funds/?tab=documents.

Phone: 1-800-OAKMARK (625-6275)

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, contact 1-800-OAKMARK (625-6275) or contact your intermediary.

OAKGX

Investor Class

Oakmark Global Fund

Semi-Annual Shareholder Report March 31, 2026

OAKGX-SAR

OAYGX

Advisor Class

Oakmark Global Fund

Semi-Annual Shareholder Report

March 31, 2026

Fund overview

This semi-annual shareholder report contains important information about Oakmark Global Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026.You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.

What were the Fund costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$46	0.92%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

How did the Fund perform during the last 6 months and what affected its performance?

Oakmark Global Fund Advisor Class returned -0.57% for the period ended March 31, 2026, in line with its benchmark, the MSCI World Index (Net), which returned -0.57% over the same period.

  The Fund’s exposure to Switzerland and South Korea contributed most to returns, while exposure to France and Netherlands detracted most from returns.

  At the equity sector level, Energy and Health Care performed the strongest, while Consumer Discretionary and Information Technology were the worst performing sectors.

  At the equity holdings level, Samsung Electronics Co. Ltd. (South Korea) led the positive contributors followed by Glencore PLC (Switzerland) and ConocoPhillips (U.S.). Dassault Systemes SE (France), Prosus NV (Netherlands) and Alibaba Group Holding Ltd. (China) were the worst performing equities.

Fund performance as of March 31, 2026

Total return based on $100,000 investment (as of March 31, 2026)

Table Summary
	Advisor Class	MSCI World Index (Net)
4/1/2016	$100,000	$100,000
6/30/2016	$96,340	$101,008
9/30/2016	$104,853	$105,923
12/31/2016	$112,895	$107,888
3/31/2017	$121,502	$114,767
6/30/2017	$126,811	$119,387
9/30/2017	$138,193	$125,164
12/31/2017	$143,652	$132,055
3/31/2018	$139,966	$130,363
6/30/2018	$139,576	$132,624
9/30/2018	$139,706	$139,230
12/31/2018	$116,508	$120,551
3/31/2019	$131,226	$135,595
6/30/2019	$136,876	$141,020
9/30/2019	$136,430	$141,774
12/31/2019	$151,206	$153,908
3/31/2020	$98,469	$121,508
6/30/2020	$119,172	$145,030
9/30/2020	$127,413	$156,529
12/31/2020	$165,031	$178,383
3/31/2021	$183,316	$187,162
6/30/2021	$195,300	$201,656
9/30/2021	$188,895	$201,642
12/31/2021	$196,393	$217,301
3/31/2022	$185,630	$206,103
6/30/2022	$158,836	$172,742
9/30/2022	$140,483	$162,054
12/31/2022	$163,614	$177,879
3/31/2023	$180,999	$191,630
6/30/2023	$188,777	$204,718
9/30/2023	$178,654	$197,631
12/31/2023	$192,239	$220,191
3/31/2024	$200,733	$239,746
6/30/2024	$194,751	$246,055
9/30/2024	$209,525	$261,716
12/31/2024	$197,495	$261,303
3/31/2025	$206,224	$256,620
6/30/2025	$218,651	$286,059
9/30/2025	$227,683	$306,856
12/31/2025	$239,721	$316,423
3/31/2026	$226,393	$305,117

Average annual total returns (%)

Table Summary
Class	1 Year	5 Years	10 Years
Advisor Class	9.78%	4.31%	8.51%
MSCI World Index (Net)	18.90%	10.27%	11.80%

Advisor Class shares commenced operations on 11/30/2016. The performance attributed to the Advisor Class shares prior to that date is that of the Investor Class shares from 08/04/1999—11/30/2016. Performance prior to 11/30/2016 has not been adjusted to reflect the lower expenses of Advisor Class shares. During this period, Advisor Class shares would have had returns similar to, but potentially higher than, Investor Class shares due to the fact that Advisor Class shares represent interests in the same portfolio as Investor Class shares but are subject to lower expenses.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future results. To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=performance.

Key Fund statistics

Table Summary
Total Net Assets	$1,033,767,449
# of Portfolio Holdings	53
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$4,453,383

What did the Fund invest in? (as a % of total net assets) as of March 31, 2026

Top 10  holdings

Table Summary
Sunbelt Rentals Holdings, Inc.	3.1%
IQVIA Holdings, Inc.	3.0%
Airbnb, Inc., Class A	2.9%
CNH Industrial NV	2.8%
Salesforce, Inc.	2.8%
DSV AS	2.8%
BNP Paribas SA	2.7%
Samsung Electronics Co. Ltd.	2.6%
Julius Baer Group Ltd.	2.6%
Willis Towers Watson PLC	2.6%

Geographic allocation

Table Summary
United States	54.5%
Germany	11.0%
France	10.3%
Switzerland	5.1%
Netherlands	4.2%
United Kingdom	3.5%
Denmark	2.8%
South Korea	2.6%
Sweden	1.9%
China	1.5%
Other	2.3%
Other Assets and Liabilities, Net	0.3%
Total	100.0%

Sector allocation

Table Summary
Financials	17.3%
Information Technology	16.9%
Consumer Discretionary	16.4%
Health Care	13.9%
Industrials	12.1%
Consumer Staples	8.8%
Materials	4.5%
Communication Services	3.9%
Energy	3.3%
Short Term Investments & Other, Net	2.9%
Total	100.0%

Additional information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit oakmark.com/our-funds/?tab=documents.

Phone: 1-800-OAKMARK (625-6275)

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, contact 1-800-OAKMARK (625-6275) or contact your intermediary.

OAYGX

Advisor Class

Oakmark Global Fund

Semi-Annual Shareholder Report March 31, 2026

OAYGX-SAR

OANGX

Institutional Class

Oakmark Global Fund

Semi-Annual Shareholder Report

March 31, 2026

Fund overview

This semi-annual shareholder report contains important information about Oakmark Global Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026.You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.

What were the Fund costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$44	0.88%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

How did the Fund perform during the last 6 months and what affected its performance?

Oakmark Global Fund Institutional Class returned -0.54% for the period ended March 31, 2026, outperforming its benchmark, the MSCI World Index (Net), which returned -0.57% over the same period.

  The Fund’s exposure to Switzerland and South Korea contributed most to returns, while exposure to France and Netherlands detracted most from returns.

  At the equity sector level, Energy and Health Care performed the strongest, while Consumer Discretionary and Information Technology were the worst performing sectors.

  At the equity holdings level, Samsung Electronics Co. Ltd. (South Korea) led the positive contributors followed by Glencore PLC (Switzerland) and ConocoPhillips (U.S.). Dassault Systemes SE (France), Prosus NV (Netherlands) and Alibaba Group Holding Ltd. (China) were the worst performing equities.

Fund performance as of March 31, 2026

Total return based on $250,000 investment (as of March 31, 2026)

Table Summary
	Institutional Class	MSCI World Index (Net)
4/1/2016	$250,000	$250,000
6/30/2016	$240,851	$252,521
9/30/2016	$262,132	$264,807
12/31/2016	$282,237	$269,719
3/31/2017	$303,754	$286,917
6/30/2017	$317,127	$298,468
9/30/2017	$345,682	$312,911
12/31/2017	$359,399	$330,137
3/31/2018	$350,289	$325,908
6/30/2018	$349,313	$331,561
9/30/2018	$349,747	$348,074
12/31/2018	$291,706	$301,378
3/31/2019	$328,557	$338,989
6/30/2019	$342,826	$352,551
9/30/2019	$341,709	$354,435
12/31/2019	$378,729	$384,769
3/31/2020	$246,767	$303,769
6/30/2020	$298,623	$362,575
9/30/2020	$319,262	$391,322
12/31/2020	$413,561	$445,957
3/31/2021	$459,513	$467,905
6/30/2021	$489,543	$504,139
9/30/2021	$473,492	$504,105
12/31/2021	$492,395	$543,252
3/31/2022	$465,411	$515,258
6/30/2022	$398,234	$431,856
9/30/2022	$352,218	$405,134
12/31/2022	$410,201	$444,698
3/31/2023	$453,803	$479,076
6/30/2023	$473,452	$511,794
9/30/2023	$448,066	$494,077
12/31/2023	$482,180	$550,479
3/31/2024	$503,490	$599,364
6/30/2024	$488,633	$615,137
9/30/2024	$525,700	$654,289
12/31/2024	$495,561	$653,258
3/31/2025	$517,471	$641,550
6/30/2025	$548,662	$715,148
9/30/2025	$571,485	$767,141
12/31/2025	$601,839	$791,057
3/31/2026	$568,378	$762,793

Average annual total returns (%)

Table Summary
Class	1 Year	5 Years	10 Years
Institutional Class	9.84%	4.34%	8.56%
MSCI World Index (Net)	18.90%	10.27%	11.80%

Institutional Class shares commenced operations on 11/30/2016 The performance attributed to the Institutional Class shares prior to that date is that of the Investor Class shares from 08/04/1999—11/30/2016. Performance prior to 11/30/2016 has not been adjusted to reflect the lower expenses of Institutional Class shares. During this period, Institutional Class shares would have had returns similar to, but potentially higher than, Investor Class shares due to the fact that Institutional Class shares represent interests in the same portfolio as Investor Class shares but are subject to lower expenses.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future results. To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=performance.

Key Fund statistics

Table Summary
Total Net Assets	$1,033,767,449
# of Portfolio Holdings	53
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$4,453,383

What did the Fund invest in? (as a % of total net assets) as of March 31, 2026

Top 10  holdings

Table Summary
Sunbelt Rentals Holdings, Inc.	3.1%
IQVIA Holdings, Inc.	3.0%
Airbnb, Inc., Class A	2.9%
CNH Industrial NV	2.8%
Salesforce, Inc.	2.8%
DSV AS	2.8%
BNP Paribas SA	2.7%
Samsung Electronics Co. Ltd.	2.6%
Julius Baer Group Ltd.	2.6%
Willis Towers Watson PLC	2.6%

Geographic allocation

Table Summary
United States	54.5%
Germany	11.0%
France	10.3%
Switzerland	5.1%
Netherlands	4.2%
United Kingdom	3.5%
Denmark	2.8%
South Korea	2.6%
Sweden	1.9%
China	1.5%
Other	2.3%
Other Assets and Liabilities, Net	0.3%
Total	100.0%

Sector allocation

Table Summary
Financials	17.3%
Information Technology	16.9%
Consumer Discretionary	16.4%
Health Care	13.9%
Industrials	12.1%
Consumer Staples	8.8%
Materials	4.5%
Communication Services	3.9%
Energy	3.3%
Short Term Investments & Other, Net	2.9%
Total	100.0%

Additional information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit oakmark.com/our-funds/?tab=documents.

Phone: 1-800-OAKMARK (625-6275)

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, contact 1-800-OAKMARK (625-6275) or contact your intermediary.

OANGX

Institutional Class

Oakmark Global Fund

Semi-Annual Shareholder Report March 31, 2026

OANGX-SAR

OAZGX

R6 Class

Oakmark Global Fund

Semi-Annual Shareholder Report

March 31, 2026

Fund overview

This semi-annual shareholder report contains important information about Oakmark Global Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026.You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.

What were the Fund costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$42	0.85%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

How did the Fund perform during the last 6 months and what affected its performance?

Oakmark Global Fund R6 Class returned -0.54% for the period ended March 31, 2026, outperforming its benchmark, the MSCI World Index (Net), which returned -0.57% over the same period.

  The Fund’s exposure to Switzerland and South Korea contributed most to returns, while exposure to France and Netherlands detracted most from returns.

  At the equity sector level, Energy and Health Care performed the strongest, while Consumer Discretionary and Information Technology were the worst performing sectors.

  At the equity holdings level, Samsung Electronics Co. Ltd. (South Korea) led the positive contributors followed by Glencore PLC (Switzerland) and ConocoPhillips (U.S.). Dassault Systemes SE (France), Prosus NV (Netherlands) and Alibaba Group Holding Ltd. (China) were the worst performing equities.

Fund performance as of March 31, 2026

Total return based on $1,000,000 investment (as of March 31, 2026)

Table Summary
	R6 Class	MSCI World Index (Net)
4/1/2016	$1,000,000	$1,000,000
6/30/2016	$963,405	$1,010,082
9/30/2016	$1,048,528	$1,059,229
12/31/2016	$1,128,948	$1,078,878
3/31/2017	$1,215,017	$1,147,667
6/30/2017	$1,268,508	$1,193,874
9/30/2017	$1,382,730	$1,251,642
12/31/2017	$1,437,596	$1,320,550
3/31/2018	$1,401,157	$1,303,632
6/30/2018	$1,397,253	$1,326,243
9/30/2018	$1,398,988	$1,392,297
12/31/2018	$1,166,824	$1,205,510
3/31/2019	$1,314,228	$1,355,955
6/30/2019	$1,371,304	$1,410,202
9/30/2019	$1,366,837	$1,417,742
12/31/2019	$1,514,915	$1,539,076
3/31/2020	$987,068	$1,215,075
6/30/2020	$1,194,492	$1,450,299
9/30/2020	$1,277,049	$1,565,289
12/31/2020	$1,654,246	$1,783,827
3/31/2021	$1,837,533	$1,871,621
6/30/2021	$1,958,171	$2,016,558
9/30/2021	$1,893,969	$2,016,418
12/31/2021	$1,969,376	$2,173,009
3/31/2022	$1,861,418	$2,061,034
6/30/2022	$1,593,228	$1,727,424
9/30/2022	$1,409,700	$1,620,538
12/31/2022	$1,641,547	$1,778,791
3/31/2023	$1,816,033	$1,916,304
6/30/2023	$1,894,666	$2,047,178
9/30/2023	$1,792,500	$1,976,309
12/31/2023	$1,929,013	$2,201,914
3/31/2024	$2,014,920	$2,397,458
6/30/2024	$1,954,845	$2,460,548
9/30/2024	$2,103,831	$2,617,157
12/31/2024	$1,983,210	$2,613,032
3/31/2025	$2,071,555	$2,566,200
6/30/2025	$2,196,458	$2,860,590
9/30/2025	$2,288,460	$3,068,563
12/31/2025	$2,409,570	$3,164,227
3/31/2026	$2,276,151	$3,051,171

Average annual total returns (%)

Table Summary
Class	1 Year	5 Years	10 Years
R6 Class	9.88%	4.37%	8.57%
MSCI World Index (Net)	18.90%	10.27%	11.80%

R6 Class shares commenced operations on 12/15/2020. The performance attributed to the R6 Class shares prior to that date is that of the Investor Class shares from 08/04/1999—11/30/2016, and then the performance of the Institutional Class shares from 11/30/2016—12/15/2020. Performance prior to 12/15/2020 has not been adjusted to reflect the lower expenses of R6 Class shares. During this period, R6 Class shares would have had returns similar to, but potentially higher than, Institutional and Investor Class shares due to the fact that R6 Class shares represent interests in the same portfolio as Institutional and Investor Class shares but are subject to lower expenses. The inception to date returns for the Fund and R6 Class shares, respectively, were 9.20% and 6.58%.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future results. To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=performance.

Key Fund statistics

Table Summary
Total Net Assets	$1,033,767,449
# of Portfolio Holdings	53
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$4,453,383

What did the Fund invest in? (as a % of total net assets) as of March 31, 2026

Top 10  holdings

Table Summary
Sunbelt Rentals Holdings, Inc.	3.1%
IQVIA Holdings, Inc.	3.0%
Airbnb, Inc., Class A	2.9%
CNH Industrial NV	2.8%
Salesforce, Inc.	2.8%
DSV AS	2.8%
BNP Paribas SA	2.7%
Samsung Electronics Co. Ltd.	2.6%
Julius Baer Group Ltd.	2.6%
Willis Towers Watson PLC	2.6%

Geographic allocation

Table Summary
United States	54.5%
Germany	11.0%
France	10.3%
Switzerland	5.1%
Netherlands	4.2%
United Kingdom	3.5%
Denmark	2.8%
South Korea	2.6%
Sweden	1.9%
China	1.5%
Other	2.3%
Other Assets and Liabilities, Net	0.3%
Total	100.0%

Sector allocation

Table Summary
Financials	17.3%
Information Technology	16.9%
Consumer Discretionary	16.4%
Health Care	13.9%
Industrials	12.1%
Consumer Staples	8.8%
Materials	4.5%
Communication Services	3.9%
Energy	3.3%
Short Term Investments & Other, Net	2.9%
Total	100.0%

Additional information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit oakmark.com/our-funds/?tab=documents.

Phone: 1-800-OAKMARK (625-6275)

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, contact 1-800-OAKMARK (625-6275) or contact your intermediary.

OAZGX

R6 Class

Oakmark Global Fund

Semi-Annual Shareholder Report March 31, 2026

OAZGX-SAR

OAKBX

Investor Class

Oakmark Equity and Income Fund

Semi-Annual Shareholder Report

March 31, 2026

Fund overview

This semi-annual shareholder report contains important information about Oakmark Equity and Income Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026.You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.

What were the Fund costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$42	0.85%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

How did the Fund perform during the last 6 months and what affected its performance?

Oakmark Equity and Income Fund Investor Class returned 0.04% for the period ended March 31, 2026, outperforming its benchmark, the S&P 500 Index, which returned -1.79% over the same period.

  At the equity sector level, Energy and Materials performed the strongest, while Financials and Information Technology were the worst performing sectors.

  At the equity holdings level, Glencore PLC led the positive contributors followed by Phillips 66 and Alphabet, Inc., Class A. Fiserv, Inc., Equifax, Inc. and Corebridge Financial, Inc. were the worst performing equities.

  Fixed income securities contributed to absolute returns during the period.

Fund performance as of March 31, 2026

Total return based on $10,000 investment (as of March 31, 2026)

Table Summary
	Investor Class	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	60% S&P 500 Index / 40% Bloomberg U.S. Aggregate Index
4/1/2016	$10,000	$10,000	$10,000	$10,000
6/30/2016	$9,958	$10,246	$10,221	$10,237
9/30/2016	$10,490	$10,640	$10,268	$10,492
12/31/2016	$11,012	$11,047	$9,963	$10,607
3/31/2017	$11,468	$11,717	$10,044	$11,026
6/30/2017	$11,664	$12,079	$10,189	$11,294
9/30/2017	$12,094	$12,620	$10,276	$11,635
12/31/2017	$12,604	$13,459	$10,316	$12,114
3/31/2018	$12,401	$13,357	$10,165	$11,997
6/30/2018	$12,428	$13,815	$10,149	$12,236
9/30/2018	$12,734	$14,881	$10,151	$12,797
12/31/2018	$11,555	$12,869	$10,317	$11,830
3/31/2019	$12,569	$14,625	$10,620	$12,931
6/30/2019	$13,003	$15,255	$10,947	$13,443
9/30/2019	$13,025	$15,514	$11,196	$13,706
12/31/2019	$13,785	$16,921	$11,216	$14,454
3/31/2020	$10,749	$13,605	$11,569	$12,881
6/30/2020	$12,321	$16,399	$11,904	$14,596
9/30/2020	$12,908	$17,864	$11,978	$15,419
12/31/2020	$14,982	$20,034	$12,058	$16,582
3/31/2021	$16,518	$21,271	$11,651	$16,965
6/30/2021	$17,511	$23,089	$11,864	$17,955
9/30/2021	$17,579	$23,224	$11,871	$18,027
12/31/2021	$18,211	$25,785	$11,872	$19,212
3/31/2022	$17,531	$24,599	$11,168	$18,237
6/30/2022	$15,417	$20,638	$10,643	$16,116
9/30/2022	$14,795	$19,631	$10,138	$15,351
12/31/2022	$15,858	$21,115	$10,327	$16,179
3/31/2023	$16,376	$22,698	$10,633	$17,097
6/30/2023	$17,249	$24,682	$10,544	$17,928
9/30/2023	$16,925	$23,874	$10,203	$17,348
12/31/2023	$18,609	$26,665	$10,898	$19,038
3/31/2024	$19,524	$29,480	$10,814	$20,169
6/30/2024	$19,096	$30,743	$10,821	$20,693
9/30/2024	$20,273	$32,553	$11,383	$21,855
12/31/2024	$20,232	$33,337	$11,035	$21,902
3/31/2025	$20,417	$31,913	$11,342	$21,584
6/30/2025	$21,140	$35,405	$11,478	$23,098
9/30/2025	$21,755	$38,281	$11,711	$24,406
12/31/2025	$22,469	$39,298	$11,840	$24,902
3/31/2026	$21,763	$37,594	$11,835	$24,250

Average annual total returns (%)

Table Summary
Class	1 Year	5 Years	10 Years
Investor Class	6.59%	5.67%	8.09%
S&P 500 Index	17.80%	12.06%	14.16%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
60% S&P 500 Index / 40% Bloomberg U.S. Aggregate Index	12.35%	7.41%	9.26%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future results. To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=performance.

Key Fund statistics

Table Summary
Total Net Assets	$5,835,000,867
# of Portfolio Holdings	270
Portfolio Turnover Rate	29%
Total Advisory Fees Paid	$16,290,703

What did the Fund invest in? (as a % of total net assets) as of March 31, 2026

Top 10  holdings

Table Summary
Alphabet, Inc., Class A	3.3%
Keurig Dr. Pepper, Inc.	2.2%
Salesforce, Inc.	2.1%
Reinsurance Group of America, Inc.	2.0%
Intercontinental Exchange, Inc.	2.0%
Willis Towers Watson PLC	2.0%
Amazon.com, Inc.	1.9%
Charles Schwab Corp.	1.8%
Airbnb, Inc., Class A	1.7%
Ally Financial, Inc.	1.6%

Asset allocation

Table Summary
Common Stocks	56.2%
Corporate Bonds	17.6%
Collateralized Mortgage Obligations	6.4%
Mortgage-Backed Securities	6.0%
Government and Agency Securities	5.6%
Asset Backed Securities	2.7%
Bank Loans	1.6%
Purchased Options	0.1%
Short Term Investments & Other, Net	3.8%
Total	100.0%

Sector allocation

Table Summary
Financials	37.3%
Consumer Discretionary	11.4%
Information Technology	9.0%
Health Care	7.2%
Communication Services	6.9%
Industrials	5.8%
U.S. Government	5.6%
Energy	4.9%
Consumer Staples	4.3%
Materials	2.3%
Real Estate	0.9%
Utilities	0.5%
Short Term Investments & Other, Net	3.9%
Total	100.0%

Additional information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit oakmark.com/our-funds/?tab=documents.

Phone: 1-800-OAKMARK (625-6275)

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, contact 1-800-OAKMARK (625-6275) or contact your intermediary.

OAKBX

Investor Class

Oakmark Equity and Income Fund

Semi-Annual Shareholder Report March 31, 2026

OAKBX-SAR

OAYBX

Advisor Class

Oakmark Equity and Income Fund

Semi-Annual Shareholder Report

March 31, 2026

Fund overview

This semi-annual shareholder report contains important information about Oakmark Equity and Income Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026.You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.

What were the Fund costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$31	0.62%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

How did the Fund perform during the last 6 months and what affected its performance?

Oakmark Equity and Income Fund Advisor Class returned 0.13% for the period ended March 31, 2026, outperforming its benchmark, the S&P 500 Index, which returned -1.79% over the same period.

  At the equity sector level, Energy and Materials performed the strongest, while Financials and Information Technology were the worst performing sectors.

  At the equity holdings level, Glencore PLC led the positive contributors followed by Phillips 66 and Alphabet, Inc., Class A. Fiserv, Inc., Equifax, Inc. and Corebridge Financial, Inc. were the worst performing equities.

  Fixed income securities contributed to absolute returns during the period.

Fund performance as of March 31, 2026

Total return based on $100,000 investment (as of March 31, 2026)

Table Summary
	Advisor Class	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	60% S&P 500 Index / 40% Bloomberg U.S. Aggregate Index
4/1/2016	$100,000	$100,000	$100,000	$100,000
6/30/2016	$99,583	$102,455	$102,214	$102,365
9/30/2016	$104,898	$106,402	$102,682	$104,916
12/31/2016	$110,156	$110,471	$99,627	$106,069
3/31/2017	$114,753	$117,172	$100,441	$110,259
6/30/2017	$116,744	$120,791	$101,892	$112,937
9/30/2017	$121,124	$126,203	$102,757	$116,352
12/31/2017	$126,279	$134,588	$103,156	$121,141
3/31/2018	$124,278	$133,567	$101,649	$119,972
6/30/2018	$124,631	$138,153	$101,488	$122,356
9/30/2018	$127,691	$148,806	$101,507	$127,975
12/31/2018	$115,925	$128,688	$103,167	$118,298
3/31/2019	$126,194	$146,251	$106,203	$129,311
6/30/2019	$130,551	$152,545	$109,474	$134,428
9/30/2019	$130,767	$155,136	$111,959	$137,058
12/31/2019	$138,449	$169,207	$112,160	$144,535
3/31/2020	$108,024	$136,046	$115,691	$128,806
6/30/2020	$123,826	$163,994	$119,042	$145,959
9/30/2020	$129,770	$178,638	$119,778	$154,192
12/31/2020	$150,692	$200,339	$120,579	$165,824
3/31/2021	$166,200	$212,710	$116,513	$169,649
6/30/2021	$176,341	$230,894	$118,645	$179,553
9/30/2021	$177,129	$232,238	$118,706	$180,274
12/31/2021	$183,538	$257,847	$118,720	$192,118
3/31/2022	$176,784	$245,990	$111,675	$182,374
6/30/2022	$155,611	$206,383	$106,434	$161,164
9/30/2022	$149,393	$196,306	$101,376	$153,509
12/31/2022	$160,227	$211,148	$103,275	$161,790
3/31/2023	$165,570	$226,978	$106,334	$170,968
6/30/2023	$174,511	$246,821	$105,436	$179,281
9/30/2023	$171,349	$238,742	$102,029	$173,478
12/31/2023	$188,494	$266,654	$108,984	$190,376
3/31/2024	$197,937	$294,802	$108,139	$201,689
6/30/2024	$193,709	$307,431	$108,210	$206,931
9/30/2024	$205,722	$325,528	$113,832	$218,546
12/31/2024	$205,436	$333,371	$110,347	$219,015
3/31/2025	$207,436	$319,128	$113,416	$215,839
6/30/2025	$214,924	$354,049	$114,785	$230,983
9/30/2025	$221,302	$382,813	$117,115	$244,059
12/31/2025	$228,715	$392,977	$118,403	$249,023
3/31/2026	$221,587	$375,944	$118,348	$242,498

Average annual total returns (%)

Table Summary
Class	1 Year	5 Years	10 Years
Advisor Class	6.82%	5.92%	8.28%
S&P 500 Index	17.80%	12.06%	14.16%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
60% S&P 500 Index / 40% Bloomberg U.S. Aggregate Index	12.35%	7.41%	9.26%

Advisor Class shares commenced operations on 11/30/2016. The performance attributed to the Advisor Class shares prior to that date is that of the Investor Class shares from 11/01/1995—11/30/2016. Performance prior to 11/30/2016 has not been adjusted to reflect the lower expenses of Advisor Class shares. During this period, Advisor Class shares would have had returns similar to, but potentially higher than, Investor Class shares due to the fact that Advisor Class shares represent interests in the same portfolio as Investor Class shares but are subject to lower expenses.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future results. To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=performance.

Key Fund statistics

Table Summary
Total Net Assets	$5,835,000,867
# of Portfolio Holdings	270
Portfolio Turnover Rate	29%
Total Advisory Fees Paid	$16,290,703

What did the Fund invest in? (as a % of total net assets) as of March 31, 2026

Top 10  holdings

Table Summary
Alphabet, Inc., Class A	3.3%
Keurig Dr. Pepper, Inc.	2.2%
Salesforce, Inc.	2.1%
Reinsurance Group of America, Inc.	2.0%
Intercontinental Exchange, Inc.	2.0%
Willis Towers Watson PLC	2.0%
Amazon.com, Inc.	1.9%
Charles Schwab Corp.	1.8%
Airbnb, Inc., Class A	1.7%
Ally Financial, Inc.	1.6%

Asset allocation

Table Summary
Common Stocks	56.2%
Corporate Bonds	17.6%
Collateralized Mortgage Obligations	6.4%
Mortgage-Backed Securities	6.0%
Government and Agency Securities	5.6%
Asset Backed Securities	2.7%
Bank Loans	1.6%
Purchased Options	0.1%
Short Term Investments & Other, Net	3.8%
Total	100.0%

Sector allocation

Table Summary
Financials	37.3%
Consumer Discretionary	11.4%
Information Technology	9.0%
Health Care	7.2%
Communication Services	6.9%
Industrials	5.8%
U.S. Government	5.6%
Energy	4.9%
Consumer Staples	4.3%
Materials	2.3%
Real Estate	0.9%
Utilities	0.5%
Short Term Investments & Other, Net	3.9%
Total	100.0%

Additional information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit oakmark.com/our-funds/?tab=documents.

Phone: 1-800-OAKMARK (625-6275)

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, contact 1-800-OAKMARK (625-6275) or contact your intermediary.

OAYBX

Advisor Class

Oakmark Equity and Income Fund

Semi-Annual Shareholder Report March 31, 2026

OAYBX-SAR

OANBX

Institutional Class

Oakmark Equity and Income Fund

Semi-Annual Shareholder Report

March 31, 2026

Fund overview

This semi-annual shareholder report contains important information about Oakmark Equity and Income Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026.You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.

What were the Fund costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$29	0.59%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

How did the Fund perform during the last 6 months and what affected its performance?

Oakmark Equity and Income Fund Institutional Class returned 0.15% for the period ended March 31, 2026, outperforming its benchmark, the S&P 500 Index, which returned -1.79% over the same period.

  At the equity sector level, Energy and Materials performed the strongest, while Financials and Information Technology were the worst performing sectors.

  At the equity holdings level, Glencore PLC led the positive contributors followed by Phillips 66 and Alphabet, Inc., Class A. Fiserv, Inc., Equifax, Inc. and Corebridge Financial, Inc. were the worst performing equities.

  Fixed income securities contributed to absolute returns during the period.

Fund performance as of March 31, 2026

Total return based on $250,000 investment (as of March 31, 2026)

Table Summary
	Institutional Class	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	60% S&P 500 Index / 40% Bloomberg U.S. Aggregate Index
4/1/2016	$250,000	$250,000	$250,000	$250,000
6/30/2016	$248,958	$256,138	$255,535	$255,913
9/30/2016	$262,244	$266,005	$256,706	$262,291
12/31/2016	$275,389	$276,177	$249,067	$265,171
3/31/2017	$286,883	$292,931	$251,101	$275,648
6/30/2017	$291,951	$301,977	$254,731	$282,343
9/30/2017	$302,810	$315,507	$256,892	$290,881
12/31/2017	$315,741	$336,471	$257,889	$302,852
3/31/2018	$310,837	$333,917	$254,122	$299,929
6/30/2018	$311,622	$345,383	$253,719	$305,890
9/30/2018	$319,370	$372,015	$253,768	$319,937
12/31/2018	$289,996	$321,719	$257,918	$295,745
3/31/2019	$315,682	$365,627	$265,508	$323,278
6/30/2019	$326,691	$381,363	$273,685	$336,070
9/30/2019	$327,338	$387,840	$279,896	$342,645
12/31/2019	$346,550	$423,017	$280,400	$361,339
3/31/2020	$270,392	$340,114	$289,228	$322,015
6/30/2020	$310,065	$409,985	$297,604	$364,897
9/30/2020	$324,942	$446,594	$299,446	$385,479
12/31/2020	$377,434	$500,847	$301,449	$414,560
3/31/2021	$416,398	$531,774	$291,282	$424,123
6/30/2021	$441,798	$577,234	$296,612	$448,882
9/30/2021	$443,771	$580,594	$296,766	$450,686
12/31/2021	$459,844	$644,617	$296,801	$480,296
3/31/2022	$442,922	$614,974	$279,188	$455,934
6/30/2022	$389,873	$515,956	$266,084	$402,911
9/30/2022	$374,295	$490,764	$253,439	$383,771
12/31/2022	$401,437	$527,871	$258,186	$404,475
3/31/2023	$414,822	$567,446	$265,834	$427,420
6/30/2023	$437,223	$617,053	$263,590	$448,202
9/30/2023	$429,437	$596,854	$255,072	$433,694
12/31/2023	$472,371	$666,636	$272,461	$475,940
3/31/2024	$495,926	$737,006	$270,348	$504,222
6/30/2024	$485,362	$768,577	$270,524	$517,326
9/30/2024	$515,648	$813,820	$284,580	$546,366
12/31/2024	$514,833	$833,426	$275,868	$547,538
3/31/2025	$519,885	$797,821	$283,539	$539,597
6/30/2025	$538,679	$885,122	$286,961	$577,458
9/30/2025	$554,720	$957,034	$292,786	$610,147
12/31/2025	$573,351	$982,443	$296,008	$622,557
3/31/2026	$555,532	$939,861	$295,869	$606,244

Average annual total returns (%)

Table Summary
Class	1 Year	5 Years	10 Years
Institutional Class	6.86%	5.94%	8.31%
S&P 500 Index	17.80%	12.06%	14.16%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
60% S&P 500 Index / 40% Bloomberg U.S. Aggregate Index	12.35%	7.41%	9.26%

Institutional Class shares commenced operations on 11/30/2016. The performance attributed to the Institutional Class shares prior to that date is that of the Investor Class shares from 11/01/1995—11/30/2016. Performance prior to 11/30/2016 has not been adjusted to reflect the lower expenses of Institutional Class shares. During this period, Institutional Class shares would have had returns similar to, but potentially higher than, Investor Class shares due to the fact that Institutional Class shares represent interests in the same portfolio as Investor Class shares but are subject to lower expenses.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future results. To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=performance.

Key Fund statistics

Table Summary
Total Net Assets	$5,835,000,867
# of Portfolio Holdings	270
Portfolio Turnover Rate	29%
Total Advisory Fees Paid	$16,290,703

What did the Fund invest in? (as a % of total net assets) as of March 31, 2026

Top 10  holdings

Table Summary
Alphabet, Inc., Class A	3.3%
Keurig Dr. Pepper, Inc.	2.2%
Salesforce, Inc.	2.1%
Reinsurance Group of America, Inc.	2.0%
Intercontinental Exchange, Inc.	2.0%
Willis Towers Watson PLC	2.0%
Amazon.com, Inc.	1.9%
Charles Schwab Corp.	1.8%
Airbnb, Inc., Class A	1.7%
Ally Financial, Inc.	1.6%

Asset allocation

Table Summary
Common Stocks	56.2%
Corporate Bonds	17.6%
Collateralized Mortgage Obligations	6.4%
Mortgage-Backed Securities	6.0%
Government and Agency Securities	5.6%
Asset Backed Securities	2.7%
Bank Loans	1.6%
Purchased Options	0.1%
Short Term Investments & Other, Net	3.8%
Total	100.0%

Sector allocation

Table Summary
Financials	37.3%
Consumer Discretionary	11.4%
Information Technology	9.0%
Health Care	7.2%
Communication Services	6.9%
Industrials	5.8%
U.S. Government	5.6%
Energy	4.9%
Consumer Staples	4.3%
Materials	2.3%
Real Estate	0.9%
Utilities	0.5%
Short Term Investments & Other, Net	3.9%
Total	100.0%

Additional information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit oakmark.com/our-funds/?tab=documents.

Phone: 1-800-OAKMARK (625-6275)

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, contact 1-800-OAKMARK (625-6275) or contact your intermediary.

OANBX

Institutional Class

Oakmark Equity and Income Fund

Semi-Annual Shareholder Report March 31, 2026

OANBX-SAR

OAZBX

R6 Class

Oakmark Equity and Income Fund

Semi-Annual Shareholder Report

March 31, 2026

Fund overview

This semi-annual shareholder report contains important information about Oakmark Equity and Income Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026.You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.

What were the Fund costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$27	0.55%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

How did the Fund perform during the last 6 months and what affected its performance?

Oakmark Equity and Income Fund R6 Class returned 0.17% for the period ended March 31, 2026, outperforming its benchmark, the S&P 500 Index, which returned -1.79% over the same period.

  At the equity sector level, Energy and Materials performed the strongest, while Financials and Information Technology were the worst performing sectors.

  At the equity holdings level, Glencore PLC led the positive contributors followed by Phillips 66 and Alphabet, Inc., Class A. Fiserv, Inc., Equifax, Inc. and Corebridge Financial, Inc. were the worst performing equities.

  Fixed income securities contributed to absolute returns during the period.

Fund performance as of March 31, 2026

Total return based on $1,000,000 investment (as of March 31, 2026)

Table Summary
	R6 Class	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	60% S&P 500 Index / 40% Bloomberg U.S. Aggregate Index
4/1/2016	$1,000,000	$1,000,000	$1,000,000	$1,000,000
6/30/2016	$995,832	$1,024,552	$1,022,140	$1,023,653
9/30/2016	$1,048,975	$1,064,019	$1,026,823	$1,049,162
12/31/2016	$1,101,557	$1,104,710	$996,270	$1,060,685
3/31/2017	$1,147,531	$1,171,722	$1,004,406	$1,102,591
6/30/2017	$1,167,802	$1,207,907	$1,018,924	$1,129,374
9/30/2017	$1,211,242	$1,262,027	$1,027,569	$1,163,522
12/31/2017	$1,262,965	$1,345,884	$1,031,556	$1,211,410
3/31/2018	$1,243,348	$1,335,668	$1,016,489	$1,199,717
6/30/2018	$1,246,487	$1,381,532	$1,014,876	$1,223,558
9/30/2018	$1,277,482	$1,488,059	$1,015,072	$1,279,747
12/31/2018	$1,159,985	$1,286,877	$1,031,672	$1,182,981
3/31/2019	$1,262,730	$1,462,509	$1,062,033	$1,293,113
6/30/2019	$1,306,763	$1,525,453	$1,094,739	$1,344,282
9/30/2019	$1,309,354	$1,551,359	$1,119,585	$1,370,581
12/31/2019	$1,386,201	$1,692,067	$1,121,602	$1,445,355
3/31/2020	$1,081,567	$1,360,456	$1,156,913	$1,288,060
6/30/2020	$1,240,260	$1,639,938	$1,190,415	$1,459,589
9/30/2020	$1,299,770	$1,786,375	$1,197,785	$1,541,917
12/31/2020	$1,509,734	$2,003,387	$1,205,795	$1,658,240
3/31/2021	$1,665,590	$2,127,095	$1,165,130	$1,696,492
6/30/2021	$1,767,193	$2,308,937	$1,186,448	$1,795,527
9/30/2021	$1,775,578	$2,322,376	$1,187,063	$1,802,744
12/31/2021	$1,839,710	$2,578,467	$1,187,204	$1,921,184
3/31/2022	$1,772,548	$2,459,896	$1,116,752	$1,823,736
6/30/2022	$1,560,315	$2,063,825	$1,064,337	$1,611,644
9/30/2022	$1,497,988	$1,963,057	$1,013,757	$1,535,086
12/31/2022	$1,606,667	$2,111,485	$1,032,746	$1,617,898
3/31/2023	$1,660,788	$2,269,785	$1,063,336	$1,709,682
6/30/2023	$1,750,442	$2,468,212	$1,054,358	$1,792,810
9/30/2023	$1,719,282	$2,387,417	$1,020,290	$1,734,777
12/31/2023	$1,891,194	$2,666,544	$1,089,844	$1,903,760
3/31/2024	$1,985,657	$2,948,022	$1,081,390	$2,016,888
6/30/2024	$1,943,522	$3,074,309	$1,082,096	$2,069,306
9/30/2024	$2,064,398	$3,255,281	$1,138,322	$2,185,464
12/31/2024	$2,061,309	$3,333,706	$1,103,470	$2,190,152
3/31/2025	$2,082,310	$3,191,284	$1,134,158	$2,158,388
6/30/2025	$2,157,199	$3,540,487	$1,147,845	$2,309,833
9/30/2025	$2,222,245	$3,828,135	$1,171,146	$2,440,586
12/31/2025	$2,296,508	$3,929,772	$1,184,031	$2,490,226
3/31/2026	$2,225,913	$3,759,443	$1,183,475	$2,424,975

Average annual total returns (%)

Table Summary
Class	1 Year	5 Years	10 Years
R6 Class	6.90%	5.97%	8.33%
S&P 500 Index	17.80%	12.06%	14.16%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
60% S&P 500 Index / 40% Bloomberg U.S. Aggregate Index	12.35%	7.41%	9.26%

R6 Class shares commenced operations on 12/15/2020. The performance attributed to the R6 Class shares prior to that date is that of the Investor Class shares from 11/01/1995—11/30/2016, and then the performance of the Institutional Class shares from 11/30/2016—12/15/2020. Performance prior to 12/15/2020 has not been adjusted to reflect the lower expenses of R6 Class shares. During this period, R6 Class shares would have had returns similar to, but potentially higher than, Institutional and Investor Class shares due to the fact that R6 Class shares represent interests in the same portfolio as Institutional and Investor Class shares but are subject to lower expenses. The inception to date returns for the Fund and R6 Class shares, respectively, were 9.49% and 7.86%.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future results. To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=performance.

Key Fund statistics

Table Summary
Total Net Assets	$5,835,000,867
# of Portfolio Holdings	270
Portfolio Turnover Rate	29%
Total Advisory Fees Paid	$16,290,703

What did the Fund invest in? (as a % of total net assets) as of March 31, 2026

Top 10  holdings

Table Summary
Alphabet, Inc., Class A	3.3%
Keurig Dr. Pepper, Inc.	2.2%
Salesforce, Inc.	2.1%
Reinsurance Group of America, Inc.	2.0%
Intercontinental Exchange, Inc.	2.0%
Willis Towers Watson PLC	2.0%
Amazon.com, Inc.	1.9%
Charles Schwab Corp.	1.8%
Airbnb, Inc., Class A	1.7%
Ally Financial, Inc.	1.6%

Asset allocation

Table Summary
Common Stocks	56.2%
Corporate Bonds	17.6%
Collateralized Mortgage Obligations	6.4%
Mortgage-Backed Securities	6.0%
Government and Agency Securities	5.6%
Asset Backed Securities	2.7%
Bank Loans	1.6%
Purchased Options	0.1%
Short Term Investments & Other, Net	3.8%
Total	100.0%

Sector allocation

Table Summary
Financials	37.3%
Consumer Discretionary	11.4%
Information Technology	9.0%
Health Care	7.2%
Communication Services	6.9%
Industrials	5.8%
U.S. Government	5.6%
Energy	4.9%
Consumer Staples	4.3%
Materials	2.3%
Real Estate	0.9%
Utilities	0.5%
Short Term Investments & Other, Net	3.9%
Total	100.0%

Additional information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit oakmark.com/our-funds/?tab=documents.

Phone: 1-800-OAKMARK (625-6275)

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, contact 1-800-OAKMARK (625-6275) or contact your intermediary.

OAZBX

R6 Class

Oakmark Equity and Income Fund

Semi-Annual Shareholder Report March 31, 2026

OAZBX-SAR

OAKIX

Investor Class

Oakmark International Fund

Semi-Annual Shareholder Report

March 31, 2026

Fund overview

This semi-annual shareholder report contains important information about Oakmark International Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026.You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.

What were the Fund costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$52	1.05%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

How did the Fund perform during the last 6 months and what affected its performance?

Oakmark International Fund Investor Class returned -1.91% for the period ended March 31, 2026, underperforming its benchmark, the MSCI World ex U.S. Index (Net), which returned 4.21% over the same period.

  The Fund’s exposure to South Korea and Switzerland contributed most to returns, while exposure to France and Ireland detracted most from returns.

  At the equity sector level, Industrials and Materials performed the strongest, while Consumer Discretionary and Consumer Staples were the worst performing sectors.

  At the equity holdings level, Glencore PLC (Switzerland) led the positive contributors followed by Samsung Electronics Co. Ltd. (South Korea) and Bayer AG (Germany). Dassault Systemes SE (France), Flutter Entertainment PLC (United Kingdom) and Prosus NV (Netherlands) were the worst performing equities.

Fund performance as of March 31, 2026

Total return based on $10,000 investment (as of March 31, 2026)

Table Summary
	Investor Class	MSCI World ex U.S. Index (Net)	MSCI EAFE Index (Net)
4/1/2016	$10,000	$10,000	$10,000
6/30/2016	$9,223	$9,895	$9,854
9/30/2016	$10,449	$10,518	$10,488
12/31/2016	$11,119	$10,479	$10,413
3/31/2017	$12,168	$11,193	$11,167
6/30/2017	$12,917	$11,823	$11,851
9/30/2017	$14,093	$12,488	$12,491
12/31/2017	$14,427	$13,016	$13,020
3/31/2018	$14,029	$12,751	$12,820
6/30/2018	$13,322	$12,656	$12,662
9/30/2018	$13,200	$12,821	$12,833
12/31/2018	$11,048	$11,182	$11,224
3/31/2019	$12,047	$12,350	$12,344
6/30/2019	$12,452	$12,819	$12,799
9/30/2019	$12,355	$12,699	$12,661
12/31/2019	$13,722	$13,697	$13,695
3/31/2020	$8,492	$10,511	$10,569
6/30/2020	$10,565	$12,124	$12,142
9/30/2020	$10,950	$12,720	$12,724
12/31/2020	$14,397	$14,736	$14,766
3/31/2021	$15,694	$15,332	$15,279
6/30/2021	$16,367	$16,197	$16,070
9/30/2021	$15,545	$16,091	$15,998
12/31/2021	$15,698	$16,596	$16,429
3/31/2022	$14,334	$15,798	$15,457
6/30/2022	$12,647	$13,483	$13,214
9/30/2022	$10,769	$12,243	$11,978
12/31/2022	$13,241	$14,225	$14,055
3/31/2023	$15,082	$15,365	$15,244
6/30/2023	$15,543	$15,831	$15,695
9/30/2023	$14,472	$15,181	$15,049
12/31/2023	$15,731	$16,777	$16,618
3/31/2024	$15,749	$17,715	$17,579
6/30/2024	$15,075	$17,608	$17,505
9/30/2024	$16,400	$18,974	$18,776
12/31/2024	$15,008	$17,565	$17,253
3/31/2025	$16,190	$18,654	$18,437
6/30/2025	$18,237	$20,901	$20,608
9/30/2025	$18,951	$22,016	$21,591
12/31/2025	$19,866	$23,160	$22,640
3/31/2026	$18,588	$22,943	$22,359

Average annual total returns (%)

Table Summary
Class	1 Year	5 Years	10 Years
Investor Class	14.81%	3.44%	6.40%
MSCI World ex U.S. Index (Net)	22.99%	8.40%	8.66%
MSCI EAFE Index (Net)	21.27%	7.91%	8.38%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future results. To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=performance.

Key Fund statistics

Table Summary
Total Net Assets	$12,643,810,856
# of Portfolio Holdings	63
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$52,157,992

What did the Fund invest in? (as a % of total net assets) as of March 31, 2026

Top 10  holdings

Table Summary
adidas AG	3.0%
BNP Paribas SA	2.8%
Sunbelt Rentals Holdings, Inc.	2.7%
Reckitt Benckiser Group PLC	2.4%
DSV AS	2.3%
Symrise AG	2.3%
Bayerische Motoren Werke AG	2.3%
Accor SA	2.2%
LVMH Moet Hennessy Louis Vuitton SE	2.1%
CNH Industrial NV	2.1%

Geographic allocation

Table Summary
Germany	22.5%
France	20.5%
United Kingdom	14.8%
United States	8.8%
Netherlands	7.7%
Japan	5.4%
South Korea	4.3%
Switzerland	3.5%
Denmark	2.3%
Sweden	2.1%
Other	7.5%
Other Assets and Liabilities, Net	0.6%
Total	100.0%

Sector allocation

Table Summary
Consumer Discretionary	22.1%
Industrials	19.5%
Financials	15.3%
Consumer Staples	12.5%
Information Technology	11.0%
Health Care	8.4%
Materials	6.6%
Communication Services	1.8%
Short Term Investments & Other, Net	2.8%
Total	100.0%

Additional information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit oakmark.com/our-funds/?tab=documents.

Phone: 1-800-OAKMARK (625-6275)

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, contact 1-800-OAKMARK (625-6275) or contact your intermediary.

OAKIX

Investor Class

Oakmark International Fund

Semi-Annual Shareholder Report March 31, 2026

OAKIX-SAR

OAYIX

Advisor Class

Oakmark International Fund

Semi-Annual Shareholder Report

March 31, 2026

Fund overview

This semi-annual shareholder report contains important information about Oakmark International Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026.You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.

What were the Fund costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$43	0.87%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

How did the Fund perform during the last 6 months and what affected its performance?

Oakmark International Fund Advisor Class returned -1.86% for the period ended March 31, 2026, underperforming its benchmark, the MSCI World ex U.S. Index (Net), which returned 4.21% over the same period.

  The Fund’s exposure to South Korea and Switzerland contributed most to returns, while exposure to France and Ireland detracted most from returns.

  At the equity sector level, Industrials and Materials performed the strongest, while Consumer Discretionary and Consumer Staples were the worst performing sectors.

  At the equity holdings level, Glencore PLC (Switzerland) led the positive contributors followed by Samsung Electronics Co. Ltd. (South Korea) and Bayer AG (Germany). Dassault Systemes SE (France), Flutter Entertainment PLC (United Kingdom) and Prosus NV (Netherlands) were the worst performing equities.

Fund performance as of March 31, 2026

Total return based on $100,000 investment (as of March 31, 2026)

Table Summary
	Advisor Class	MSCI World ex U.S. Index (Net)	MSCI EAFE Index (Net)
4/1/2016	$100,000	$100,000	$100,000
6/30/2016	$92,233	$98,947	$98,538
9/30/2016	$104,486	$105,175	$104,878
12/31/2016	$111,242	$104,793	$104,130
3/31/2017	$121,773	$111,927	$111,674
6/30/2017	$129,317	$118,229	$118,509
9/30/2017	$141,171	$124,876	$124,914
12/31/2017	$144,534	$130,160	$130,198
3/31/2018	$140,539	$127,507	$128,204
6/30/2018	$133,509	$126,556	$126,618
9/30/2018	$132,346	$128,209	$128,333
12/31/2018	$110,781	$111,820	$112,243
3/31/2019	$120,866	$123,504	$123,443
6/30/2019	$124,933	$128,186	$127,986
9/30/2019	$123,957	$126,993	$126,615
12/31/2019	$137,735	$136,970	$136,953
3/31/2020	$85,262	$105,109	$105,692
6/30/2020	$106,052	$121,235	$121,417
9/30/2020	$109,978	$127,201	$127,241
12/31/2020	$144,633	$147,361	$147,657
3/31/2021	$157,747	$153,317	$152,795
6/30/2021	$164,581	$161,973	$160,696
9/30/2021	$156,413	$160,906	$159,980
12/31/2021	$157,970	$165,964	$164,288
3/31/2022	$144,393	$157,983	$154,572
6/30/2022	$127,379	$134,829	$132,141
9/30/2022	$108,562	$122,432	$119,776
12/31/2022	$133,527	$142,246	$140,546
3/31/2023	$152,137	$153,652	$152,443
6/30/2023	$156,906	$158,309	$156,946
9/30/2023	$146,089	$151,813	$150,494
12/31/2023	$158,927	$167,765	$166,178
3/31/2024	$159,105	$177,146	$175,792
6/30/2024	$152,399	$176,078	$175,052
9/30/2024	$165,871	$189,739	$187,765
12/31/2024	$151,859	$175,649	$172,532
3/31/2025	$163,915	$186,543	$184,373
6/30/2025	$184,678	$209,012	$206,084
9/30/2025	$192,046	$220,161	$215,908
12/31/2025	$201,340	$231,602	$226,398
3/31/2026	$188,477	$229,434	$223,588

Average annual total returns (%)

Table Summary
Class	1 Year	5 Years	10 Years
Advisor Class	14.98%	3.62%	6.54%
MSCI World ex U.S. Index (Net)	22.99%	8.40%	8.66%
MSCI EAFE Index (Net)	21.27%	7.91%	8.38%

Advisor Class shares commenced operations on 11/30/2016. The performance attributed to the Advisor Class shares prior to that date is that of the Investor Class shares from 09/30/1992—11/30/2016. Performance prior to 11/30/2016 has not been adjusted to reflect the lower expenses of Advisor Class shares. During this period, Advisor Class shares would have had returns similar to, but potentially higher than, Investor Class shares due to the fact that Advisor Class shares represent interests in the same portfolio as Investor Class shares but are subject to lower expenses.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future results. To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=performance.

Key Fund statistics

Table Summary
Total Net Assets	$12,643,810,856
# of Portfolio Holdings	63
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$52,157,992

What did the Fund invest in? (as a % of total net assets) as of March 31, 2026

Top 10  holdings

Table Summary
adidas AG	3.0%
BNP Paribas SA	2.8%
Sunbelt Rentals Holdings, Inc.	2.7%
Reckitt Benckiser Group PLC	2.4%
DSV AS	2.3%
Symrise AG	2.3%
Bayerische Motoren Werke AG	2.3%
Accor SA	2.2%
LVMH Moet Hennessy Louis Vuitton SE	2.1%
CNH Industrial NV	2.1%

Geographic allocation

Table Summary
Germany	22.5%
France	20.5%
United Kingdom	14.8%
United States	8.8%
Netherlands	7.7%
Japan	5.4%
South Korea	4.3%
Switzerland	3.5%
Denmark	2.3%
Sweden	2.1%
Other	7.5%
Other Assets and Liabilities, Net	0.6%
Total	100.0%

Sector allocation

Table Summary
Consumer Discretionary	22.1%
Industrials	19.5%
Financials	15.3%
Consumer Staples	12.5%
Information Technology	11.0%
Health Care	8.4%
Materials	6.6%
Communication Services	1.8%
Short Term Investments & Other, Net	2.8%
Total	100.0%

Additional information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit oakmark.com/our-funds/?tab=documents.

Phone: 1-800-OAKMARK (625-6275)

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, contact 1-800-OAKMARK (625-6275) or contact your intermediary.

OAYIX

Advisor Class

Oakmark International Fund

Semi-Annual Shareholder Report March 31, 2026

OAYIX-SAR

OANIX

Institutional Class

Oakmark International Fund

Semi-Annual Shareholder Report

March 31, 2026

Fund overview

This semi-annual shareholder report contains important information about Oakmark International Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026.You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.

What were the Fund costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$40	0.81%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

How did the Fund perform during the last 6 months and what affected its performance?

Oakmark International Fund Institutional Class returned -1.81% for the period ended March 31, 2026, underperforming its benchmark, the MSCI World ex U.S. Index (Net), which returned 4.21% over the same period.

  The Fund’s exposure to South Korea and Switzerland contributed most to returns, while exposure to France and Ireland detracted most from returns.

  At the equity sector level, Industrials and Materials performed the strongest, while Consumer Discretionary and Consumer Staples were the worst performing sectors.

  At the equity holdings level, Glencore PLC (Switzerland) led the positive contributors followed by Samsung Electronics Co. Ltd. (South Korea) and Bayer AG (Germany). Dassault Systemes SE (France), Flutter Entertainment PLC (United Kingdom) and Prosus NV (Netherlands) were the worst performing equities.

Fund performance as of March 31, 2026

Total return based on $250,000 investment (as of March 31, 2026)

Table Summary
	Institutional Class	MSCI World ex U.S. Index (Net)	MSCI EAFE Index (Net)
4/1/2016	$250,000	$250,000	$250,000
6/30/2016	$230,584	$247,368	$246,345
9/30/2016	$261,216	$262,939	$262,195
12/31/2016	$278,105	$261,982	$260,324
3/31/2017	$304,433	$279,818	$279,186
6/30/2017	$323,292	$295,573	$296,273
9/30/2017	$352,927	$312,191	$312,285
12/31/2017	$361,529	$325,400	$325,495
3/31/2018	$351,539	$318,767	$320,510
6/30/2018	$334,089	$316,391	$316,544
9/30/2018	$331,180	$320,524	$320,833
12/31/2018	$277,203	$279,551	$280,608
3/31/2019	$302,428	$308,760	$308,607
6/30/2019	$312,870	$320,464	$319,965
9/30/2019	$310,429	$317,483	$316,536
12/31/2019	$344,911	$342,424	$342,383
3/31/2020	$213,562	$262,774	$264,229
6/30/2020	$265,742	$303,089	$303,543
9/30/2020	$275,707	$318,001	$318,102
12/31/2020	$362,692	$368,401	$369,142
3/31/2021	$395,677	$383,293	$381,987
6/30/2021	$412,796	$404,932	$401,740
9/30/2021	$392,337	$402,264	$399,951
12/31/2021	$396,340	$414,910	$410,721
3/31/2022	$362,276	$394,956	$386,430
6/30/2022	$319,730	$337,073	$330,352
9/30/2022	$272,519	$306,079	$299,439
12/31/2022	$335,113	$355,615	$351,364
3/31/2023	$381,985	$384,131	$381,108
6/30/2023	$393,958	$395,773	$392,364
9/30/2023	$366,945	$379,532	$376,235
12/31/2023	$399,190	$419,413	$415,446
3/31/2024	$399,786	$442,865	$439,479
6/30/2024	$382,936	$440,196	$437,631
9/30/2024	$416,935	$474,348	$469,412
12/31/2024	$381,747	$439,124	$431,329
3/31/2025	$412,066	$466,357	$460,934
6/30/2025	$464,435	$522,531	$515,209
9/30/2025	$482,964	$550,404	$539,770
12/31/2025	$506,583	$579,004	$565,995
3/31/2026	$474,208	$573,586	$558,969

Average annual total returns (%)

Table Summary
Class	1 Year	5 Years	10 Years
Institutional Class	15.08%	3.69%	6.61%
MSCI World ex U.S. Index (Net)	22.99%	8.40%	8.66%
MSCI EAFE Index (Net)	21.27%	7.91%	8.38%

Institutional Class shares commenced operations on 11/30/2016. The performance attributed to the Institutional Class shares prior to that date is that of the Investor Class shares from 09/30/1992—11/30/2016. Performance prior to 11/30/2016 has not been adjusted to reflect the lower expenses of Institutional Class shares. During this period, Institutional Class shares would have had returns similar to, but potentially higher than, Investor Class shares due to the fact that Institutional Class shares represent interests in the same portfolio as Investor Class shares but are subject to lower expenses.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future results. To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=performance.

Key Fund statistics

Table Summary
Total Net Assets	$12,643,810,856
# of Portfolio Holdings	63
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$52,157,992

What did the Fund invest in? (as a % of total net assets) as of March 31, 2026

Top 10  holdings

Table Summary
adidas AG	3.0%
BNP Paribas SA	2.8%
Sunbelt Rentals Holdings, Inc.	2.7%
Reckitt Benckiser Group PLC	2.4%
DSV AS	2.3%
Symrise AG	2.3%
Bayerische Motoren Werke AG	2.3%
Accor SA	2.2%
LVMH Moet Hennessy Louis Vuitton SE	2.1%
CNH Industrial NV	2.1%

Geographic allocation

Table Summary
Germany	22.5%
France	20.5%
United Kingdom	14.8%
United States	8.8%
Netherlands	7.7%
Japan	5.4%
South Korea	4.3%
Switzerland	3.5%
Denmark	2.3%
Sweden	2.1%
Other	7.5%
Other Assets and Liabilities, Net	0.6%
Total	100.0%

Sector allocation

Table Summary
Consumer Discretionary	22.1%
Industrials	19.5%
Financials	15.3%
Consumer Staples	12.5%
Information Technology	11.0%
Health Care	8.4%
Materials	6.6%
Communication Services	1.8%
Short Term Investments & Other, Net	2.8%
Total	100.0%

Additional information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit oakmark.com/our-funds/?tab=documents.

Phone: 1-800-OAKMARK (625-6275)

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, contact 1-800-OAKMARK (625-6275) or contact your intermediary.

OANIX

Institutional Class

Oakmark International Fund

Semi-Annual Shareholder Report March 31, 2026

OANIX-SAR

OAZIX

R6 Class

Oakmark International Fund

Semi-Annual Shareholder Report

March 31, 2026

Fund overview

This semi-annual shareholder report contains important information about Oakmark International Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026.You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.

What were the Fund costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$38	0.76%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

How did the Fund perform during the last 6 months and what affected its performance?

Oakmark International Fund R6 Class returned -1.78% for the period ended March 31, 2026, underperforming its benchmark, the MSCI World ex U.S. Index (Net), which returned 4.21% over the same period.

  The Fund’s exposure to South Korea and Switzerland contributed most to returns, while exposure to France and Ireland detracted most from returns.

  At the equity sector level, Industrials and Materials performed the strongest, while Consumer Discretionary and Consumer Staples were the worst performing sectors.

  At the equity holdings level, Glencore PLC (Switzerland) led the positive contributors followed by Samsung Electronics Co. Ltd. (South Korea) and Bayer AG (Germany). Dassault Systemes SE (France), Flutter Entertainment PLC (United Kingdom) and Prosus NV (Netherlands) were the worst performing equities.

Fund performance as of March 31, 2026

Total return based on $1,000,000 investment (as of March 31, 2026)

Table Summary
	R6 Class	MSCI World ex U.S. Index (Net)	MSCI EAFE Index (Net)
4/1/2016	$1,000,000	$1,000,000	$1,000,000
6/30/2016	$922,335	$989,472	$985,378
9/30/2016	$1,044,863	$1,051,754	$1,048,780
12/31/2016	$1,112,419	$1,047,928	$1,041,297
3/31/2017	$1,217,734	$1,119,274	$1,116,743
6/30/2017	$1,293,169	$1,182,292	$1,185,091
9/30/2017	$1,411,709	$1,248,765	$1,249,141
12/31/2017	$1,446,115	$1,301,598	$1,301,979
3/31/2018	$1,406,156	$1,275,068	$1,282,040
6/30/2018	$1,336,354	$1,265,564	$1,266,177
9/30/2018	$1,324,720	$1,282,094	$1,283,331
12/31/2018	$1,108,812	$1,118,203	$1,122,432
3/31/2019	$1,209,711	$1,235,040	$1,234,427
6/30/2019	$1,251,482	$1,281,858	$1,279,858
9/30/2019	$1,241,717	$1,269,932	$1,266,145
12/31/2019	$1,379,642	$1,369,695	$1,369,531
3/31/2020	$854,249	$1,051,094	$1,056,916
6/30/2020	$1,062,967	$1,212,354	$1,214,173
9/30/2020	$1,102,828	$1,272,005	$1,272,407
12/31/2020	$1,450,213	$1,473,605	$1,476,570
3/31/2021	$1,582,708	$1,533,173	$1,527,947
6/30/2021	$1,651,739	$1,619,728	$1,606,959
9/30/2021	$1,569,904	$1,609,058	$1,599,802
12/31/2021	$1,586,251	$1,659,638	$1,642,882
3/31/2022	$1,449,964	$1,579,826	$1,545,718
6/30/2022	$1,279,746	$1,348,293	$1,321,406
9/30/2022	$1,090,866	$1,224,316	$1,197,755
12/31/2022	$1,342,061	$1,422,461	$1,405,457
3/31/2023	$1,529,692	$1,536,524	$1,524,433
6/30/2023	$1,578,207	$1,583,090	$1,569,456
9/30/2023	$1,470,071	$1,518,130	$1,504,940
12/31/2023	$1,599,453	$1,677,651	$1,661,784
3/31/2024	$1,601,842	$1,771,460	$1,757,917
6/30/2024	$1,534,352	$1,760,785	$1,750,524
9/30/2024	$1,671,123	$1,897,394	$1,877,648
12/31/2024	$1,530,611	$1,756,495	$1,725,317
3/31/2025	$1,652,127	$1,865,428	$1,843,734
6/30/2025	$1,862,632	$2,090,124	$2,060,836
9/30/2025	$1,936,892	$2,201,615	$2,159,079
12/31/2025	$2,031,584	$2,316,016	$2,263,981
3/31/2026	$1,902,376	$2,294,344	$2,235,878

Average annual total returns (%)

Table Summary
Class	1 Year	5 Years	10 Years
R6 Class	15.15%	3.75%	6.64%
MSCI World ex U.S. Index (Net)	22.99%	8.40%	8.66%
MSCI EAFE Index (Net)	21.27%	7.91%	8.38%

R6 Class shares commenced operations on 12/15/2020. The performance attributed to the R6 Class shares prior to that date is that of the Investor Class shares from 09/30/1992—11/30/2016, and then the performance of the Institutional Class shares from 11/30/2016—12/15/2020. Performance prior to 12/15/2020 has not been adjusted to reflect the lower expenses of R6 Class shares. During this period, R6 Class shares would have had returns similar to, but potentially higher than, Institutional and Investor Class shares due to the fact that R6 Class shares represent interests in the same portfolio as Institutional and Investor Class shares but are subject to lower expenses. The inception to date returns for the Fund and R6 Class shares, respectively, were 8.64% and 5.43%.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future results. To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=performance.

Key Fund statistics

Table Summary
Total Net Assets	$12,643,810,856
# of Portfolio Holdings	63
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$52,157,992

What did the Fund invest in? (as a % of total net assets) as of March 31, 2026

Top 10  holdings

Table Summary
adidas AG	3.0%
BNP Paribas SA	2.8%
Sunbelt Rentals Holdings, Inc.	2.7%
Reckitt Benckiser Group PLC	2.4%
DSV AS	2.3%
Symrise AG	2.3%
Bayerische Motoren Werke AG	2.3%
Accor SA	2.2%
LVMH Moet Hennessy Louis Vuitton SE	2.1%
CNH Industrial NV	2.1%

Geographic allocation

Table Summary
Germany	22.5%
France	20.5%
United Kingdom	14.8%
United States	8.8%
Netherlands	7.7%
Japan	5.4%
South Korea	4.3%
Switzerland	3.5%
Denmark	2.3%
Sweden	2.1%
Other	7.5%
Other Assets and Liabilities, Net	0.6%
Total	100.0%

Sector allocation

Table Summary
Consumer Discretionary	22.1%
Industrials	19.5%
Financials	15.3%
Consumer Staples	12.5%
Information Technology	11.0%
Health Care	8.4%
Materials	6.6%
Communication Services	1.8%
Short Term Investments & Other, Net	2.8%
Total	100.0%

Additional information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit oakmark.com/our-funds/?tab=documents.

Phone: 1-800-OAKMARK (625-6275)

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, contact 1-800-OAKMARK (625-6275) or contact your intermediary.

OAZIX

R6 Class

Oakmark International Fund

Semi-Annual Shareholder Report March 31, 2026

OAZIX-SAR

OAKEX

Investor Class

Oakmark International Small Cap Fund

Semi-Annual Shareholder Report

March 31, 2026

Fund overview

This semi-annual shareholder report contains important information about Oakmark International Small Cap Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026.You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.

What were the Fund costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$64	1.32%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

How did the Fund perform during the last 6 months and what affected its performance?

Oakmark International Small Cap Fund Investor Class returned -6.78% for the period ended March 31, 2026, underperforming its benchmark, the MSCI World ex U.S. Index (Net), which returned 4.21% over the same period.

  The Fund’s exposure to South Korea and Finland contributed most to returns, while exposure to the United Kingdom and Germany detracted most from returns.

  At the equity sector level, Consumer Staples and Financials performed the strongest, while Consumer Discretionary and Health Care were the worst performing sectors.

  At the equity holdings level, Jenoptik AG (Germany) led the positive contributors followed by Metso OYJ (Finland) and BNK Financial Group, Inc. (South Korea). TeamViewer SE (Germany), Dometic Group AB (Sweden) and Amplifon SpA (Italy) were the worst performing equities.

Fund performance as of March 31, 2026

Total return based on $10,000 investment (as of March 31, 2026)

Table Summary
	Investor Class	MSCI World ex U.S. Index (Net)	MSCI World ex U.S. Small Cap Index (Net)
4/1/2016	$10,000	$10,000	$10,000
6/30/2016	$9,764	$9,895	$9,872
9/30/2016	$10,592	$10,518	$10,662
12/31/2016	$10,752	$10,479	$10,369
3/31/2017	$11,783	$11,193	$11,158
6/30/2017	$12,851	$11,823	$11,971
9/30/2017	$13,344	$12,488	$12,839
12/31/2017	$13,556	$13,016	$13,587
3/31/2018	$13,097	$12,751	$13,519
6/30/2018	$13,021	$12,656	$13,392
9/30/2018	$12,486	$12,821	$13,278
12/31/2018	$10,339	$11,182	$11,132
3/31/2019	$11,683	$12,350	$12,348
6/30/2019	$12,222	$12,819	$12,566
9/30/2019	$12,123	$12,699	$12,532
12/31/2019	$13,637	$13,697	$13,960
3/31/2020	$8,415	$10,511	$9,997
6/30/2020	$10,494	$12,124	$12,163
9/30/2020	$11,367	$12,720	$13,393
12/31/2020	$14,322	$14,736	$15,744
3/31/2021	$15,974	$15,332	$16,512
6/30/2021	$17,195	$16,197	$17,306
9/30/2021	$16,881	$16,091	$17,431
12/31/2021	$17,059	$16,596	$17,498
3/31/2022	$15,129	$15,798	$16,232
6/30/2022	$12,855	$13,483	$13,321
9/30/2022	$11,416	$12,243	$12,061
12/31/2022	$14,592	$14,225	$13,896
3/31/2023	$15,549	$15,365	$14,589
6/30/2023	$16,146	$15,831	$14,660
9/30/2023	$15,646	$15,181	$14,150
12/31/2023	$17,441	$16,777	$15,650
3/31/2024	$17,530	$17,715	$16,053
6/30/2024	$16,985	$17,608	$15,804
9/30/2024	$19,006	$18,974	$17,454
12/31/2024	$16,930	$17,565	$16,082
3/31/2025	$18,325	$18,654	$16,629
6/30/2025	$21,438	$20,901	$19,426
9/30/2025	$21,599	$22,016	$20,832
12/31/2025	$21,913	$23,160	$21,562
3/31/2026	$20,134	$22,943	$21,482

Average annual total returns (%)

Table Summary
Class	1 Year	5 Years	10 Years
Investor Class	9.87%	4.74%	7.25%
MSCI World ex U.S. Index (Net)	22.99%	8.40%	8.66%
MSCI World ex U.S. Small Cap Index (Net)	29.19%	5.40%	7.95%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future results. To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=performance.

Key Fund statistics

Table Summary
Total Net Assets	$1,164,901,688
# of Portfolio Holdings	61
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$6,318,622

What did the Fund invest in? (as a % of total net assets) as of March 31, 2026

Top 10  holdings

Table Summary
Atea ASA	3.2%
Julius Baer Group Ltd.	3.0%
Azelis Group NV	3.0%
Azimut Holding SpA	2.8%
Amplifon SpA	2.7%
Fielmann Group AG	2.6%
Valmet OYJ	2.6%
Davide Campari-Milano NV	2.6%
Duerr AG	2.5%
Jenoptik AG	2.5%

Geographic allocation

Table Summary
Germany	13.5%
Italy	11.8%
Japan	10.4%
United Kingdom	9.4%
Sweden	6.3%
Switzerland	5.9%
South Korea	4.4%
Finland	4.3%
France	3.9%
Mexico	3.7%
Other	25.6%
Other Assets and Liabilities, Net	0.8%
Total	100.0%

Sector allocation

Table Summary
Industrials	26.1%
Information Technology	14.8%
Consumer Discretionary	13.7%
Financials	12.6%
Consumer Staples	8.5%
Health Care	7.4%
Real Estate	5.3%
Materials	4.6%
Communication Services	3.6%
Short Term Investments & Other, Net	3.4%
Total	100.0%

Additional information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit oakmark.com/our-funds/?tab=documents.

Phone: 1-800-OAKMARK (625-6275)

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, contact 1-800-OAKMARK (625-6275) or contact your intermediary.

OAKEX

Investor Class

Oakmark International Small Cap Fund

Semi-Annual Shareholder Report March 31, 2026

OAKEX-SAR

OAYEX

Advisor Class

Oakmark International Small Cap Fund

Semi-Annual Shareholder Report

March 31, 2026

Fund overview

This semi-annual shareholder report contains important information about Oakmark International Small Cap Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026.You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.

What were the Fund costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$56	1.16%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

How did the Fund perform during the last 6 months and what affected its performance?

Oakmark International Small Cap Fund Advisor Class returned -6.75% for the period ended March 31, 2026, underperforming its benchmark, the MSCI World ex U.S. Index (Net), which returned 4.21% over the same period.

  The Fund’s exposure to South Korea and Finland contributed most to returns, while exposure to the United Kingdom and Germany detracted most from returns.

  At the equity sector level, Consumer Staples and Financials performed the strongest, while Consumer Discretionary and Health Care were the worst performing sectors.

  At the equity holdings level, Jenoptik AG (Germany) led the positive contributors followed by Metso OYJ (Finland) and BNK Financial Group, Inc. (South Korea). TeamViewer SE (Germany), Dometic Group AB (Sweden) and Amplifon SpA (Italy) were the worst performing equities.

Fund performance as of March 31, 2026

Total return based on $100,000 investment (as of March 31, 2026)

Table Summary
	Advisor Class	MSCI World ex U.S. Index (Net)	MSCI World ex U.S. Small Cap Index (Net)
4/1/2016	$100,000	$100,000	$100,000
6/30/2016	$97,645	$98,947	$98,716
9/30/2016	$105,924	$105,175	$106,616
12/31/2016	$107,592	$104,793	$103,690
3/31/2017	$117,975	$111,927	$111,580
6/30/2017	$128,654	$118,229	$119,705
9/30/2017	$133,588	$124,876	$128,392
12/31/2017	$135,777	$130,160	$135,871
3/31/2018	$131,182	$127,507	$135,188
6/30/2018	$130,493	$126,556	$133,919
9/30/2018	$125,056	$128,209	$132,779
12/31/2018	$103,625	$111,820	$111,316
3/31/2019	$117,087	$123,504	$123,480
6/30/2019	$122,488	$128,186	$125,656
9/30/2019	$121,657	$126,993	$125,318
12/31/2019	$136,839	$136,970	$139,602
3/31/2020	$84,388	$105,109	$99,971
6/30/2020	$105,319	$121,235	$121,629
9/30/2020	$114,158	$127,201	$133,933
12/31/2020	$143,873	$147,361	$157,445
3/31/2021	$160,464	$153,317	$165,122
6/30/2021	$172,801	$161,973	$173,060
9/30/2021	$169,823	$160,906	$174,308
12/31/2021	$171,579	$165,964	$174,979
3/31/2022	$152,255	$157,983	$162,324
6/30/2022	$129,464	$134,829	$133,211
9/30/2022	$115,079	$122,432	$120,613
12/31/2022	$147,049	$142,246	$138,956
3/31/2023	$156,782	$153,652	$145,887
6/30/2023	$162,798	$158,309	$146,595
9/30/2023	$157,843	$151,813	$141,498
12/31/2023	$176,054	$167,765	$156,499
3/31/2024	$176,957	$177,146	$160,533
6/30/2024	$171,540	$176,078	$158,036
9/30/2024	$192,125	$189,739	$174,545
12/31/2024	$171,114	$175,649	$160,824
3/31/2025	$185,318	$186,543	$166,286
6/30/2025	$216,892	$209,012	$194,260
9/30/2025	$218,619	$220,161	$208,325
12/31/2025	$221,884	$231,602	$215,618
3/31/2026	$203,858	$229,434	$214,817

Average annual total returns (%)

Table Summary
Class	1 Year	5 Years	10 Years
Advisor Class	10.00%	4.90%	7.38%
MSCI World ex U.S. Index (Net)	22.99%	8.40%	8.66%
MSCI World ex U.S. Small Cap Index (Net)	29.19%	5.40%	7.95%

Advisor Class shares commenced operations on 11/30/2016. The performance attributed to the Advisor Class shares prior to that date is that of the Investor Class shares from 11/01/1995—11/30/2016. Performance prior to 11/30/2016 has not been adjusted to reflect the lower expenses of Advisor Class shares. During this period, Advisor Class shares would have had returns similar to, but potentially higher than, Investor Class shares due to the fact that Advisor Class shares represent interests in the same portfolio as Investor Class shares but are subject to lower expenses.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future results. To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=performance.

Key Fund statistics

Table Summary
Total Net Assets	$1,164,901,688
# of Portfolio Holdings	61
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$6,318,622

What did the Fund invest in? (as a % of total net assets) as of March 31, 2026

Top 10  holdings

Table Summary
Atea ASA	3.2%
Julius Baer Group Ltd.	3.0%
Azelis Group NV	3.0%
Azimut Holding SpA	2.8%
Amplifon SpA	2.7%
Fielmann Group AG	2.6%
Valmet OYJ	2.6%
Davide Campari-Milano NV	2.6%
Duerr AG	2.5%
Jenoptik AG	2.5%

Geographic allocation

Table Summary
Germany	13.5%
Italy	11.8%
Japan	10.4%
United Kingdom	9.4%
Sweden	6.3%
Switzerland	5.9%
South Korea	4.4%
Finland	4.3%
France	3.9%
Mexico	3.7%
Other	25.6%
Other Assets and Liabilities, Net	0.8%
Total	100.0%

Sector allocation

Table Summary
Industrials	26.1%
Information Technology	14.8%
Consumer Discretionary	13.7%
Financials	12.6%
Consumer Staples	8.5%
Health Care	7.4%
Real Estate	5.3%
Materials	4.6%
Communication Services	3.6%
Short Term Investments & Other, Net	3.4%
Total	100.0%

Additional information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit oakmark.com/our-funds/?tab=documents.

Phone: 1-800-OAKMARK (625-6275)

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, contact 1-800-OAKMARK (625-6275) or contact your intermediary.

OAYEX

Advisor Class

Oakmark International Small Cap Fund

Semi-Annual Shareholder Report March 31, 2026

OAYEX-SAR

OANEX

Institutional Class

Oakmark International Small Cap Fund

Semi-Annual Shareholder Report

March 31, 2026

Fund overview

This semi-annual shareholder report contains important information about Oakmark International Small Cap Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026.You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.

What were the Fund costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$52	1.08%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

How did the Fund perform during the last 6 months and what affected its performance?

Oakmark International Small Cap Fund Institutional Class returned -6.70% for the period ended March 31, 2026, underperforming its benchmark, the MSCI World ex U.S. Index (Net), which returned 4.21% over the same period.

  The Fund’s exposure to South Korea and Finland contributed most to returns, while exposure to the United Kingdom and Germany detracted most from returns.

  At the equity sector level, Consumer Staples and Financials performed the strongest, while Consumer Discretionary and Health Care were the worst performing sectors.

  At the equity holdings level, Jenoptik AG (Germany) led the positive contributors followed by Metso OYJ (Finland) and BNK Financial Group, Inc. (South Korea). TeamViewer SE (Germany), Dometic Group AB (Sweden) and Amplifon SpA (Italy) were the worst performing equities.

Fund performance as of March 31, 2026

Total return based on $250,000 investment (as of March 31, 2026)

Table Summary
	Institutional Class	MSCI World ex U.S. Index (Net)	MSCI World ex U.S. Small Cap Index (Net)
4/1/2016	$250,000	$250,000	$250,000
6/30/2016	$244,111	$247,368	$246,791
9/30/2016	$264,811	$262,939	$266,540
12/31/2016	$268,979	$261,982	$259,225
3/31/2017	$294,938	$279,818	$278,951
6/30/2017	$321,634	$295,573	$299,263
9/30/2017	$334,153	$312,191	$320,980
12/31/2017	$339,757	$325,400	$339,678
3/31/2018	$328,265	$318,767	$337,970
6/30/2018	$326,542	$316,391	$334,798
9/30/2018	$313,327	$320,524	$331,947
12/31/2018	$259,813	$279,551	$278,291
3/31/2019	$293,439	$308,760	$308,700
6/30/2019	$307,014	$320,464	$314,141
9/30/2019	$304,717	$317,483	$313,295
12/31/2019	$342,984	$342,424	$349,005
3/31/2020	$211,535	$262,774	$249,928
6/30/2020	$263,947	$303,089	$304,074
9/30/2020	$286,170	$318,001	$334,834
12/31/2020	$360,909	$368,401	$393,612
3/31/2021	$402,652	$383,293	$412,806
6/30/2021	$433,691	$404,932	$432,649
9/30/2021	$426,199	$402,264	$435,770
12/31/2021	$431,015	$414,910	$437,447
3/31/2022	$382,349	$394,956	$405,810
6/30/2022	$325,171	$337,073	$333,027
9/30/2022	$288,944	$306,079	$301,533
12/31/2022	$369,501	$355,615	$347,390
3/31/2023	$394,030	$384,131	$364,717
6/30/2023	$409,194	$395,773	$366,488
9/30/2023	$396,706	$379,532	$353,745
12/31/2023	$442,746	$419,413	$391,247
3/31/2024	$445,023	$442,865	$401,333
6/30/2024	$431,586	$440,196	$395,089
9/30/2024	$483,513	$474,348	$436,362
12/31/2024	$430,680	$439,124	$402,059
3/31/2025	$466,550	$466,357	$415,714
6/30/2025	$546,045	$522,531	$485,649
9/30/2025	$550,650	$550,404	$520,812
12/31/2025	$558,836	$579,004	$539,045
3/31/2026	$513,781	$573,586	$537,043

Average annual total returns (%)

Table Summary
Class	1 Year	5 Years	10 Years
Institutional Class	10.12%	5.00%	7.47%
MSCI World ex U.S. Index (Net)	22.99%	8.40%	8.66%
MSCI World ex U.S. Small Cap Index (Net)	29.19%	5.40%	7.95%

Institutional Class shares commenced operations on 11/30/2016. The performance attributed to the Institutional Class shares prior to that date is that of the Investor Class shares from 11/01/1995—11/30/2016. Performance prior to 11/30/2016 has not been adjusted to reflect the lower expenses of Institutional Class shares. During this period, Institutional Class shares would have had returns similar to, but potentially higher than, Investor Class shares due to the fact that Institutional Class shares represent interests in the same portfolio as Investor Class shares but are subject to lower expenses.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future results. To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=performance.

Key Fund statistics

Table Summary
Total Net Assets	$1,164,901,688
# of Portfolio Holdings	61
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$6,318,622

What did the Fund invest in? (as a % of total net assets) as of March 31, 2026

Top 10  holdings

Table Summary
Atea ASA	3.2%
Julius Baer Group Ltd.	3.0%
Azelis Group NV	3.0%
Azimut Holding SpA	2.8%
Amplifon SpA	2.7%
Fielmann Group AG	2.6%
Valmet OYJ	2.6%
Davide Campari-Milano NV	2.6%
Duerr AG	2.5%
Jenoptik AG	2.5%

Geographic allocation

Table Summary
Germany	13.5%
Italy	11.8%
Japan	10.4%
United Kingdom	9.4%
Sweden	6.3%
Switzerland	5.9%
South Korea	4.4%
Finland	4.3%
France	3.9%
Mexico	3.7%
Other	25.6%
Other Assets and Liabilities, Net	0.8%
Total	100.0%

Sector allocation

Table Summary
Industrials	26.1%
Information Technology	14.8%
Consumer Discretionary	13.7%
Financials	12.6%
Consumer Staples	8.5%
Health Care	7.4%
Real Estate	5.3%
Materials	4.6%
Communication Services	3.6%
Short Term Investments & Other, Net	3.4%
Total	100.0%

Additional information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit oakmark.com/our-funds/?tab=documents.

Phone: 1-800-OAKMARK (625-6275)

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, contact 1-800-OAKMARK (625-6275) or contact your intermediary.

OANEX

Institutional Class

Oakmark International Small Cap Fund

Semi-Annual Shareholder Report March 31, 2026

OANEX-SAR

OAZEX

R6 Class

Oakmark International Small Cap Fund

Semi-Annual Shareholder Report

March 31, 2026

Fund overview

This semi-annual shareholder report contains important information about Oakmark International Small Cap Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026.You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.

What were the Fund costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$50	1.04%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

How did the Fund perform during the last 6 months and what affected its performance?

Oakmark International Small Cap Fund R6 Class returned -6.66% for the period ended March 31, 2026, underperforming its benchmark, the MSCI World ex U.S. Index (Net), which returned 4.21% over the same period.

  The Fund’s exposure to South Korea and Finland contributed most to returns, while exposure to the United Kingdom and Germany detracted most from returns.

  At the equity sector level, Consumer Staples and Financials performed the strongest, while Consumer Discretionary and Health Care were the worst performing sectors.

  At the equity holdings level, Jenoptik AG (Germany) led the positive contributors followed by Metso OYJ (Finland) and BNK Financial Group, Inc. (South Korea). TeamViewer SE (Germany), Dometic Group AB (Sweden) and Amplifon SpA (Italy) were the worst performing equities.

Fund performance as of March 31, 2026

Total return based on $1,000,000 investment (as of March 31, 2026)

Table Summary
	R6 Class	MSCI World ex U.S. Index (Net)	MSCI World ex U.S. Small Cap Index (Net)
4/1/2016	$1,000,000	$1,000,000	$1,000,000
6/30/2016	$976,445	$989,472	$987,163
9/30/2016	$1,059,243	$1,051,754	$1,066,162
12/31/2016	$1,075,918	$1,047,928	$1,036,900
3/31/2017	$1,179,754	$1,119,274	$1,115,804
6/30/2017	$1,286,536	$1,182,292	$1,197,053
9/30/2017	$1,336,613	$1,248,765	$1,283,922
12/31/2017	$1,359,027	$1,301,598	$1,358,712
3/31/2018	$1,313,062	$1,275,068	$1,351,882
6/30/2018	$1,306,167	$1,265,564	$1,339,192
9/30/2018	$1,253,307	$1,282,094	$1,327,788
12/31/2018	$1,039,254	$1,118,203	$1,113,164
3/31/2019	$1,173,755	$1,235,040	$1,234,799
6/30/2019	$1,228,057	$1,281,858	$1,256,563
9/30/2019	$1,218,868	$1,269,932	$1,253,181
12/31/2019	$1,371,937	$1,369,695	$1,396,019
3/31/2020	$846,140	$1,051,094	$999,714
6/30/2020	$1,055,788	$1,212,354	$1,216,295
9/30/2020	$1,144,679	$1,272,005	$1,339,335
12/31/2020	$1,443,638	$1,473,605	$1,574,446
3/31/2021	$1,610,607	$1,533,173	$1,651,223
6/30/2021	$1,734,763	$1,619,728	$1,730,596
9/30/2021	$1,704,795	$1,609,058	$1,743,080
12/31/2021	$1,723,563	$1,659,638	$1,749,787
3/31/2022	$1,529,727	$1,579,826	$1,623,241
6/30/2022	$1,300,967	$1,348,293	$1,332,107
9/30/2022	$1,156,027	$1,224,316	$1,206,131
12/31/2022	$1,478,809	$1,422,461	$1,389,561
3/31/2023	$1,576,980	$1,536,524	$1,458,870
6/30/2023	$1,637,668	$1,583,090	$1,465,951
9/30/2023	$1,587,690	$1,518,130	$1,414,979
12/31/2023	$1,772,378	$1,677,651	$1,564,987
3/31/2024	$1,781,496	$1,771,460	$1,605,334
6/30/2024	$1,727,704	$1,760,785	$1,580,356
9/30/2024	$1,934,664	$1,897,394	$1,745,450
12/31/2024	$1,724,640	$1,756,495	$1,608,237
3/31/2025	$1,868,279	$1,865,428	$1,662,857
6/30/2025	$2,186,614	$2,090,124	$1,942,598
9/30/2025	$2,205,055	$2,201,615	$2,083,250
12/31/2025	$2,238,689	$2,316,016	$2,156,180
3/31/2026	$2,058,199	$2,294,344	$2,148,173

Average annual total returns (%)

Table Summary
Class	1 Year	5 Years	10 Years
R6 Class	10.17%	5.03%	7.49%
MSCI World ex U.S. Index (Net)	22.99%	8.40%	8.66%
MSCI World ex U.S. Small Cap Index (Net)	29.19%	5.40%	7.95%

R6 Class shares commenced operations on 12/15/2020. The performance attributed to the R6 Class shares prior to that date is that of the Investor Class shares from 11/01/1995—11/30/2016, and then the performance of the Institutional Class shares from 11/30/2016—12/15/2020. Performance prior to 12/15/2020 has not been adjusted to reflect the lower expenses of R6 Class shares. During this period, R6 Class shares would have had returns similar to, but potentially higher than, Institutional and Investor Class shares due to the fact that R6 Class shares represent interests in the same portfolio as Institutional and Investor Class shares but are subject to lower expenses. The inception to date returns for the Fund and R6 Class shares, respectively, were 8.60% and 7.18%.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future results. To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=performance.

Key Fund statistics

Table Summary
Total Net Assets	$1,164,901,688
# of Portfolio Holdings	61
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$6,318,622

What did the Fund invest in? (as a % of total net assets) as of March 31, 2026

Top 10  holdings

Table Summary
Atea ASA	3.2%
Julius Baer Group Ltd.	3.0%
Azelis Group NV	3.0%
Azimut Holding SpA	2.8%
Amplifon SpA	2.7%
Fielmann Group AG	2.6%
Valmet OYJ	2.6%
Davide Campari-Milano NV	2.6%
Duerr AG	2.5%
Jenoptik AG	2.5%

Geographic allocation

Table Summary
Germany	13.5%
Italy	11.8%
Japan	10.4%
United Kingdom	9.4%
Sweden	6.3%
Switzerland	5.9%
South Korea	4.4%
Finland	4.3%
France	3.9%
Mexico	3.7%
Other	25.6%
Other Assets and Liabilities, Net	0.8%
Total	100.0%

Sector allocation

Table Summary
Industrials	26.1%
Information Technology	14.8%
Consumer Discretionary	13.7%
Financials	12.6%
Consumer Staples	8.5%
Health Care	7.4%
Real Estate	5.3%
Materials	4.6%
Communication Services	3.6%
Short Term Investments & Other, Net	3.4%
Total	100.0%

Additional information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit oakmark.com/our-funds/?tab=documents.

Phone: 1-800-OAKMARK (625-6275)

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, contact 1-800-OAKMARK (625-6275) or contact your intermediary.

OAZEX

R6 Class

Oakmark International Small Cap Fund

Semi-Annual Shareholder Report March 31, 2026

OAZEX-SAR

OAKWX

Investor Class

Oakmark Global Select Fund

Semi-Annual Shareholder Report

March 31, 2026

Fund overview

This semi-annual shareholder report contains important information about Oakmark Global Select Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026.You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.

What were the Fund costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$53	1.10%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

How did the Fund perform during the last 6 months and what affected its performance?

Oakmark Global Select Fund Investor Class returned -5.45% for the period ended March 31, 2026, underperforming its benchmark, the MSCI World Index (Net), which returned -0.57% over the same period.

  The Fund’s exposure to Germany and Switzerland contributed most to returns, while exposure to the United States and Netherlands detracted most from returns.

  At the equity sector level, Energy and Health Care performed the strongest, while Consumer Discretionary and Information Technology were the worst performing sectors.

  At the equity holdings level, Bayer AG (Germany) led the positive contributors followed by ConocoPhillips (U.S.) and Roche Holdings AG (U.S.). Prosus NV (Netherlands), Alibaba Group Holdings Ltd. (China) and Dassault Systemes SE (France) were the worst performing equities.

Fund performance as of March 31, 2026

Total return based on $10,000 investment (as of March 31, 2026)

Table Summary
	Investor Class	MSCI World Index (Net)
4/1/2016	$10,000	$10,000
6/30/2016	$9,630	$10,101
9/30/2016	$10,639	$10,592
12/31/2016	$11,429	$10,789
3/31/2017	$12,096	$11,477
6/30/2017	$12,844	$11,939
9/30/2017	$13,449	$12,516
12/31/2017	$13,850	$13,205
3/31/2018	$13,391	$13,036
6/30/2018	$13,097	$13,262
9/30/2018	$13,334	$13,923
12/31/2018	$10,915	$12,055
3/31/2019	$12,303	$13,560
6/30/2019	$12,778	$14,102
9/30/2019	$12,680	$14,177
12/31/2019	$14,167	$15,391
3/31/2020	$9,824	$12,151
6/30/2020	$12,091	$14,503
9/30/2020	$12,870	$15,653
12/31/2020	$16,015	$17,838
3/31/2021	$17,755	$18,716
6/30/2021	$18,976	$20,166
9/30/2021	$18,663	$20,164
12/31/2021	$19,091	$21,730
3/31/2022	$17,731	$20,610
6/30/2022	$14,778	$17,274
9/30/2022	$13,108	$16,205
12/31/2022	$14,802	$17,788
3/31/2023	$16,149	$19,163
6/30/2023	$17,067	$20,472
9/30/2023	$16,738	$19,763
12/31/2023	$18,162	$22,019
3/31/2024	$18,697	$23,975
6/30/2024	$18,383	$24,605
9/30/2024	$20,004	$26,172
12/31/2024	$19,011	$26,130
3/31/2025	$20,634	$25,662
6/30/2025	$21,570	$28,606
9/30/2025	$22,300	$30,686
12/31/2025	$22,948	$31,642
3/31/2026	$21,085	$30,512

Average annual total returns (%)

Table Summary
Class	1 Year	5 Years	10 Years
Investor Class	2.18%	3.50%	7.74%
MSCI World Index (Net)	18.90%	10.27%	11.80%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future results. To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=performance.

Key Fund statistics

Table Summary
Total Net Assets	$884,982,759
# of Portfolio Holdings	26
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$3,801,712

What did the Fund invest in? (as a % of total net assets) as of March 31, 2026

Top 10  holdings

Table Summary
BNP Paribas SA	6.2%
CNH Industrial NV	5.9%
IQVIA Holdings, Inc.	5.6%
Intercontinental Exchange, Inc.	4.7%
Becton Dickinson & Co.	4.7%
Sysco Corp.	4.6%
Salesforce, Inc.	4.4%
Bayer AG	4.4%
Charles Schwab Corp.	4.3%
DSV AS	4.3%

Geographic allocation

Table Summary
United States	63.5%
France	9.0%
United Kingdom	8.5%
Germany	7.5%
Denmark	4.2%
Netherlands	3.8%
China	3.3%
Other Assets and Liabilities, Net	0.2%
Total	100.0%

Sector allocation

Table Summary
Financials	21.4%
Health Care	20.5%
Industrials	13.6%
Consumer Discretionary	12.5%
Consumer Staples	10.8%
Information Technology	7.2%
Communication Services	3.7%
Energy	3.5%
Short Term Investments & Other, Net	6.8%
Total	100.0%

Additional information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit oakmark.com/our-funds/?tab=documents.

Phone: 1-800-OAKMARK (625-6275)

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, contact 1-800-OAKMARK (625-6275) or contact your intermediary.

OAKWX

Investor Class

Oakmark Global Select Fund

Semi-Annual Shareholder Report March 31, 2026

OAKWX-SAR

OAYWX

Advisor Class

Oakmark Global Select Fund

Semi-Annual Shareholder Report

March 31, 2026

Fund overview

This semi-annual shareholder report contains important information about Oakmark Global Select Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026.You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.

What were the Fund costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$46	0.94%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

How did the Fund perform during the last 6 months and what affected its performance?

Oakmark Global Select Fund Advisor Class returned -5.37% for the period ended March 31, 2026, underperforming its benchmark, the MSCI World Index (Net), which returned -0.57% over the same period.

  The Fund’s exposure to Germany and Switzerland contributed most to returns, while exposure to the United States and Netherlands detracted most from returns.

  At the equity sector level, Energy and Health Care performed the strongest, while Consumer Discretionary and Information Technology were the worst performing sectors.

  At the equity holdings level, Bayer AG (Germany) led the positive contributors followed by ConocoPhillips (U.S.) and Roche Holdings AG (U.S.). Prosus NV (Netherlands), Alibaba Group Holdings Ltd. (China) and Dassault Systemes SE (France) were the worst performing equities.

Fund performance as of March 31, 2026

Total return based on $100,000 investment (as of March 31, 2026)

Table Summary
	Advisor Class	MSCI World Index (Net)
4/1/2016	$100,000	$100,000
6/30/2016	$96,299	$101,008
9/30/2016	$106,393	$105,923
12/31/2016	$114,294	$107,888
3/31/2017	$121,093	$114,767
6/30/2017	$128,572	$119,387
9/30/2017	$134,692	$125,164
12/31/2017	$138,712	$132,055
3/31/2018	$134,113	$130,363
6/30/2018	$131,238	$132,624
9/30/2018	$133,681	$139,230
12/31/2018	$109,409	$120,551
3/31/2019	$123,416	$135,595
6/30/2019	$128,111	$141,020
9/30/2019	$127,202	$141,774
12/31/2019	$142,174	$153,908
3/31/2020	$98,670	$121,508
6/30/2020	$121,458	$145,030
9/30/2020	$129,284	$156,529
12/31/2020	$160,923	$178,383
3/31/2021	$178,514	$187,162
6/30/2021	$190,881	$201,656
9/30/2021	$187,731	$201,642
12/31/2021	$192,161	$217,301
3/31/2022	$178,544	$206,103
6/30/2022	$148,857	$172,742
9/30/2022	$132,111	$162,054
12/31/2022	$149,311	$177,879
3/31/2023	$162,916	$191,630
6/30/2023	$172,184	$204,718
9/30/2023	$168,953	$197,631
12/31/2023	$183,386	$220,191
3/31/2024	$188,884	$239,746
6/30/2024	$185,791	$246,055
9/30/2024	$202,283	$261,716
12/31/2024	$192,308	$261,303
3/31/2025	$208,754	$256,620
6/30/2025	$218,413	$286,059
9/30/2025	$225,897	$306,856
12/31/2025	$232,518	$316,423
3/31/2026	$213,775	$305,117

Average annual total returns (%)

Table Summary
Class	1 Year	5 Years	10 Years
Advisor Class	2.40%	3.67%	7.89%
MSCI World Index (Net)	18.90%	10.27%	11.80%

Advisor Class shares commenced operations on 11/30/2016. The performance attributed to the Advisor Class shares prior to that date is that of the Investor Class shares from 10/02/2006—11/30/2016. Performance prior to 11/30/2016 has not been adjusted to reflect the lower expenses of Advisor Class shares. During this period, Advisor Class shares would have had returns similar to, but potentially higher than, Investor Class shares due to the fact that Advisor Class shares represent interests in the same portfolio as Investor Class shares but are subject to lower expenses.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future results. To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=performance.

Key Fund statistics

Table Summary
Total Net Assets	$884,982,759
# of Portfolio Holdings	26
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$3,801,712

What did the Fund invest in? (as a % of total net assets) as of March 31, 2026

Top 10  holdings

Table Summary
BNP Paribas SA	6.2%
CNH Industrial NV	5.9%
IQVIA Holdings, Inc.	5.6%
Intercontinental Exchange, Inc.	4.7%
Becton Dickinson & Co.	4.7%
Sysco Corp.	4.6%
Salesforce, Inc.	4.4%
Bayer AG	4.4%
Charles Schwab Corp.	4.3%
DSV AS	4.3%

Geographic allocation

Table Summary
United States	63.5%
France	9.0%
United Kingdom	8.5%
Germany	7.5%
Denmark	4.2%
Netherlands	3.8%
China	3.3%
Other Assets and Liabilities, Net	0.2%
Total	100.0%

Sector allocation

Table Summary
Financials	21.4%
Health Care	20.5%
Industrials	13.6%
Consumer Discretionary	12.5%
Consumer Staples	10.8%
Information Technology	7.2%
Communication Services	3.7%
Energy	3.5%
Short Term Investments & Other, Net	6.8%
Total	100.0%

Additional information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit oakmark.com/our-funds/?tab=documents.

Phone: 1-800-OAKMARK (625-6275)

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, contact 1-800-OAKMARK (625-6275) or contact your intermediary.

OAYWX

Advisor Class

Oakmark Global Select Fund

Semi-Annual Shareholder Report March 31, 2026

OAYWX-SAR

OANWX

Institutional Class

Oakmark Global Select Fund

Semi-Annual Shareholder Report

March 31, 2026

Fund overview

This semi-annual shareholder report contains important information about Oakmark Global Select Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026.You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.

What were the Fund costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$43	0.88%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

How did the Fund perform during the last 6 months and what affected its performance?

Oakmark Global Select Fund Institutional Class returned -5.36% for the period ended March 31, 2026, underperforming its benchmark, the MSCI World Index (Net), which returned -0.57% over the same period.

  The Fund’s exposure to Germany and Switzerland contributed most to returns, while exposure to the United States and Netherlands detracted most from returns.

  At the equity sector level, Energy and Health Care performed the strongest, while Consumer Discretionary and Information Technology were the worst performing sectors.

  At the equity holdings level, Bayer AG (Germany) led the positive contributors followed by ConocoPhillips (U.S.) and Roche Holdings AG (U.S.). Prosus NV (Netherlands), Alibaba Group Holdings Ltd. (China) and Dassault Systemes SE (France) were the worst performing equities.

Fund performance as of March 31, 2026

Total return based on $250,000 investment (as of March 31, 2026)

Table Summary
	Institutional Class	MSCI World Index (Net)
4/1/2016	$250,000	$250,000
6/30/2016	$240,747	$252,521
9/30/2016	$265,983	$264,807
12/31/2016	$285,735	$269,719
3/31/2017	$302,733	$286,917
6/30/2017	$321,431	$298,468
9/30/2017	$336,729	$312,911
12/31/2017	$346,908	$330,137
3/31/2018	$335,584	$325,908
6/30/2018	$328,395	$331,561
9/30/2018	$334,506	$348,074
12/31/2018	$273,948	$301,378
3/31/2019	$308,807	$338,989
6/30/2019	$320,742	$352,551
9/30/2019	$318,469	$354,435
12/31/2019	$355,960	$384,769
3/31/2020	$247,040	$303,769
6/30/2020	$304,285	$362,575
9/30/2020	$323,879	$391,322
12/31/2020	$403,335	$445,957
3/31/2021	$447,401	$467,905
6/30/2021	$478,383	$504,139
9/30/2021	$470,685	$504,105
12/31/2021	$481,646	$543,252
3/31/2022	$447,712	$515,258
6/30/2022	$373,483	$431,856
9/30/2022	$331,490	$405,134
12/31/2022	$374,532	$444,698
3/31/2023	$408,891	$479,076
6/30/2023	$432,366	$511,794
9/30/2023	$424,043	$494,077
12/31/2023	$460,354	$550,479
3/31/2024	$474,376	$599,364
6/30/2024	$466,610	$615,137
9/30/2024	$508,245	$654,289
12/31/2024	$483,099	$653,258
3/31/2025	$524,651	$641,550
6/30/2025	$548,926	$715,148
9/30/2025	$567,734	$767,141
12/31/2025	$584,675	$791,057
3/31/2026	$537,323	$762,793

Average annual total returns (%)

Table Summary
Class	1 Year	5 Years	10 Years
Institutional Class	2.42%	3.73%	7.95%
MSCI World Index (Net)	18.90%	10.27%	11.80%

Institutional Class shares commenced operations on 11/30/2016. The performance attributed to the Institutional Class shares prior to that date is that of the Investor Class shares from 10/02/2006—11/30/2016. Performance prior to 11/30/2016 has not been adjusted to reflect the lower expenses of Institutional Class shares. During this period, Institutional Class shares would have had returns similar to, but potentially higher than, Investor Class shares due to the fact that Institutional Class shares represent interests in the same portfolio as Investor Class shares but are subject to lower expenses.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future results. To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=performance.

Key Fund statistics

Table Summary
Total Net Assets	$884,982,759
# of Portfolio Holdings	26
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$3,801,712

What did the Fund invest in? (as a % of total net assets) as of March 31, 2026

Top 10  holdings

Table Summary
BNP Paribas SA	6.2%
CNH Industrial NV	5.9%
IQVIA Holdings, Inc.	5.6%
Intercontinental Exchange, Inc.	4.7%
Becton Dickinson & Co.	4.7%
Sysco Corp.	4.6%
Salesforce, Inc.	4.4%
Bayer AG	4.4%
Charles Schwab Corp.	4.3%
DSV AS	4.3%

Geographic allocation

Table Summary
United States	63.5%
France	9.0%
United Kingdom	8.5%
Germany	7.5%
Denmark	4.2%
Netherlands	3.8%
China	3.3%
Other Assets and Liabilities, Net	0.2%
Total	100.0%

Sector allocation

Table Summary
Financials	21.4%
Health Care	20.5%
Industrials	13.6%
Consumer Discretionary	12.5%
Consumer Staples	10.8%
Information Technology	7.2%
Communication Services	3.7%
Energy	3.5%
Short Term Investments & Other, Net	6.8%
Total	100.0%

Additional information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit oakmark.com/our-funds/?tab=documents.

Phone: 1-800-OAKMARK (625-6275)

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, contact 1-800-OAKMARK (625-6275) or contact your intermediary.

OANWX

Institutional Class

Oakmark Global Select Fund

Semi-Annual Shareholder Report March 31, 2026

OANWX-SAR

OAZWX

R6 Class

Oakmark Global Select Fund

Semi-Annual Shareholder Report

March 31, 2026

Fund overview

This semi-annual shareholder report contains important information about Oakmark Global Select Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026.You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.

What were the Fund costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$40	0.82%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

How did the Fund perform during the last 6 months and what affected its performance?

Oakmark Global Select Fund R6 Class returned -5.33% for the period ended March 31, 2026, underperforming its benchmark, the MSCI World Index (Net), which returned -0.57% over the same period.

  The Fund’s exposure to Germany and Switzerland contributed most to returns, while exposure to the United States and Netherlands detracted most from returns.

  At the equity sector level, Energy and Health Care performed the strongest, while Consumer Discretionary and Information Technology were the worst performing sectors.

  At the equity holdings level, Bayer AG (Germany) led the positive contributors followed by ConocoPhillips (U.S.) and Roche Holdings AG (U.S.). Prosus NV (Netherlands), Alibaba Group Holdings Ltd. (China) and Dassault Systemes SE (France) were the worst performing equities.

Fund performance as of March 31, 2026

Total return based on $1,000,000 investment (as of March 31, 2026)

Table Summary
	R6 Class	MSCI World Index (Net)
4/1/2016	$1,000,000	$1,000,000
6/30/2016	$962,988	$1,010,082
9/30/2016	$1,063,930	$1,059,229
12/31/2016	$1,142,942	$1,078,878
3/31/2017	$1,210,933	$1,147,667
6/30/2017	$1,285,724	$1,193,874
9/30/2017	$1,346,917	$1,251,642
12/31/2017	$1,387,633	$1,320,550
3/31/2018	$1,342,337	$1,303,632
6/30/2018	$1,313,578	$1,326,243
9/30/2018	$1,338,024	$1,392,297
12/31/2018	$1,095,790	$1,205,510
3/31/2019	$1,235,227	$1,355,955
6/30/2019	$1,282,969	$1,410,202
9/30/2019	$1,273,875	$1,417,742
12/31/2019	$1,423,840	$1,539,076
3/31/2020	$988,158	$1,215,075
6/30/2020	$1,217,141	$1,450,299
9/30/2020	$1,295,517	$1,565,289
12/31/2020	$1,613,338	$1,783,827
3/31/2021	$1,790,374	$1,871,621
6/30/2021	$1,914,300	$2,016,558
9/30/2021	$1,883,511	$2,016,418
12/31/2021	$1,927,841	$2,173,009
3/31/2022	$1,792,077	$2,061,034
6/30/2022	$1,495,095	$1,727,424
9/30/2022	$1,327,087	$1,620,538
12/31/2022	$1,499,329	$1,778,791
3/31/2023	$1,636,875	$1,916,304
6/30/2023	$1,731,704	$2,047,178
9/30/2023	$1,699,240	$1,976,309
12/31/2023	$1,844,796	$2,201,914
3/31/2024	$1,900,961	$2,397,458
6/30/2024	$1,869,854	$2,460,548
9/30/2024	$2,036,620	$2,617,157
12/31/2024	$1,937,037	$2,613,032
3/31/2025	$2,103,569	$2,566,200
6/30/2025	$2,200,859	$2,860,590
9/30/2025	$2,277,114	$3,068,563
12/31/2025	$2,344,716	$3,164,227
3/31/2026	$2,155,712	$3,051,171

Average annual total returns (%)

Table Summary
Class	1 Year	5 Years	10 Years
R6 Class	2.48%	3.78%	7.98%
MSCI World Index (Net)	18.90%	10.27%	11.80%

R6 Class shares commenced operations on 12/15/2020. The performance attributed to the R6 Class shares prior to that date is that of the Investor Class shares from 10/02/2006—11/30/2016, and then the performance of the Institutional Class shares from 11/30/2016—12/15/2020. Performance prior to 12/15/2020 has not been adjusted to reflect the lower expenses of R6 Class shares. During this period, R6 Class shares would have had returns similar to, but potentially higher than, Institutional and Investor Class shares due to the fact that R6 Class shares represent interests in the same portfolio as Institutional and Investor Class shares but are subject to lower expenses. The inception to date returns for the Fund and R6 Class shares, respectively, were 7.58% and 5.93%.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future results. To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=performance.

Key Fund statistics

Table Summary
Total Net Assets	$884,982,759
# of Portfolio Holdings	26
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$3,801,712

What did the Fund invest in? (as a % of total net assets) as of March 31, 2026

Top 10  holdings

Table Summary
BNP Paribas SA	6.2%
CNH Industrial NV	5.9%
IQVIA Holdings, Inc.	5.6%
Intercontinental Exchange, Inc.	4.7%
Becton Dickinson & Co.	4.7%
Sysco Corp.	4.6%
Salesforce, Inc.	4.4%
Bayer AG	4.4%
Charles Schwab Corp.	4.3%
DSV AS	4.3%

Geographic allocation

Table Summary
United States	63.5%
France	9.0%
United Kingdom	8.5%
Germany	7.5%
Denmark	4.2%
Netherlands	3.8%
China	3.3%
Other Assets and Liabilities, Net	0.2%
Total	100.0%

Sector allocation

Table Summary
Financials	21.4%
Health Care	20.5%
Industrials	13.6%
Consumer Discretionary	12.5%
Consumer Staples	10.8%
Information Technology	7.2%
Communication Services	3.7%
Energy	3.5%
Short Term Investments & Other, Net	6.8%
Total	100.0%

Additional information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit oakmark.com/our-funds/?tab=documents.

Phone: 1-800-OAKMARK (625-6275)

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, contact 1-800-OAKMARK (625-6275) or contact your intermediary.

OAZWX

R6 Class

Oakmark Global Select Fund

Semi-Annual Shareholder Report March 31, 2026

OAZWX-SAR

OAKCX

Investor Class

Oakmark Bond Fund

Semi-Annual Shareholder Report

March 31, 2026

Fund overview

This semi-annual shareholder report contains important information about Oakmark Bond Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026.You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.

What were the Fund costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$37	0.74%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

How did the Fund perform during the last 6 months and what affected its performance?

Oakmark Bond Fund Investor Class returned 0.96% for the period ended March 31, 2026, underperforming its benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 1.05% over the same period.

  The Fund's underperformance was primarily driven by sector allocation with duration and yield curve positioning detracting to a lesser extent. Strong security selection within corporate debt and securitized credit partially offset the underperformance.

  The Fund's overweight allocation to securitized products contributed positively to returns relative to the Fund's benchmark, while its overweight allocation to corporate debt and underweight position to government-guaranteed securities were detractions for the period.

Fund performance as of March 31, 2026

Total return based on $10,000 investment (as of March 31, 2026)

Table Summary
	Investor Class	Bloomberg U.S. Aggregate Bond Index
1/28/2022	$10,000	$10,000
3/31/2022	$9,661	$9,611
6/30/2022	$9,111	$9,160
9/30/2022	$8,857	$8,725
12/31/2022	$9,049	$8,888
3/31/2023	$9,199	$9,151
6/30/2023	$9,222	$9,074
9/30/2023	$9,014	$8,781
12/31/2023	$9,653	$9,379
3/31/2024	$9,686	$9,307
6/30/2024	$9,740	$9,313
9/30/2024	$10,231	$9,797
12/31/2024	$9,963	$9,497
3/31/2025	$10,235	$9,761
6/30/2025	$10,429	$9,879
9/30/2025	$10,656	$10,079
12/31/2025	$10,763	$10,190
3/31/2026	$10,758	$10,185

Average annual total returns (%)

Table Summary
Class	1 Year	Since Inception 1/28/2022
Investor Class	5.11%	1.77%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.44%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future results. To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=performance.

Key Fund statistics

Table Summary
Total Net Assets	$247,774,423
# of Portfolio Holdings	154
Portfolio Turnover Rate	58%
Total Advisory Fees Paid	$251,980

What did the Fund invest in? (as a % of total net assets) as of March 31, 2026

Top 10  holdings

Table Summary
U.S. Treasury Notes, 4.000%, due 01/31/33	2.4%
U.S. Treasury Notes, 3.500%, due 11/30/30	2.4%
U.S. Treasury Bonds, 4.625%, due 05/15/54	2.1%
U.S. Treasury Bonds, 5.000%, due 05/15/45	1.9%
U.S. Treasury Notes, 3.875%, due 07/31/30	1.6%
U.S. Treasury Notes, 3.500%, due 02/28/31	1.6%
Wells Fargo & Co., 4.182%, due 01/23/30 (1 day USD SOFR + 0.740%)	1.4%
Federal Home Loan Mortgage Corp., Pool SD6595, 5.500%, due 10/01/54	1.3%
Federal Home Loan Mortgage Corp., Pool SD3470, 2.500%, due 06/01/52	1.1%
U.S. Treasury Bonds, 4.625%, due 11/15/44	1.1%

Asset allocation

Table Summary
Corporate Bonds	43.9%
Government and Agency Securities	21.6%
Collateralized Mortgage Obligations	13.3%
Asset Backed Securities	10.5%
Mortgage-Backed Securities	4.8%
Bank Loans	3.4%
Short Term Investments & Other, Net	2.5%
Total	100.0%

Additional information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit oakmark.com/our-funds/?tab=documents.

Phone: 1-800-OAKMARK (625-6275)

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, contact 1-800-OAKMARK (625-6275) or contact your intermediary.

OAKCX

Investor Class

Oakmark Bond Fund

Semi-Annual Shareholder Report March 31, 2026

OAKCX-SAR

OAYCX

Advisor Class

Oakmark Bond Fund

Semi-Annual Shareholder Report

March 31, 2026

Fund overview

This semi-annual shareholder report contains important information about Oakmark Bond Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026.You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.

What were the Fund costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$24	0.48%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

How did the Fund perform during the last 6 months and what affected its performance?

Oakmark Bond Fund Advisor Class returned 1.08% for the period ended March 31, 2026, outperforming its benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 1.05% over the same period.

  The Fund's underperformance was primarily driven by sector allocation with duration and yield curve positioning detracting to a lesser extent. Strong security selection within corporate debt and securitized credit partially offset the underperformance.

  The Fund's overweight allocation to securitized products contributed positively to returns relative to the Fund's benchmark, while its overweight allocation to corporate debt and underweight position to government-guaranteed securities were detractions for the period.

Fund performance as of March 31, 2026

Total return based on $100,000 investment (as of March 31, 2026)

Table Summary
	Advisor Class	Bloomberg U.S. Aggregate Bond Index
6/10/2020	$100,000	$100,000
6/30/2020	$99,928	$100,420
9/30/2020	$102,041	$101,042
12/31/2020	$104,854	$101,718
3/31/2021	$103,596	$98,287
6/30/2021	$105,533	$100,085
9/30/2021	$105,930	$100,137
12/31/2021	$105,864	$100,149
3/31/2022	$100,366	$94,206
6/30/2022	$94,665	$89,785
9/30/2022	$92,043	$85,518
12/31/2022	$94,082	$87,120
3/31/2023	$95,692	$89,700
6/30/2023	$95,981	$88,943
9/30/2023	$93,973	$86,069
12/31/2023	$100,661	$91,936
3/31/2024	$100,924	$91,223
6/30/2024	$101,660	$91,283
9/30/2024	$106,819	$96,026
12/31/2024	$104,080	$93,086
3/31/2025	$106,966	$95,674
6/30/2025	$109,040	$96,829
9/30/2025	$111,488	$98,795
12/31/2025	$112,807	$99,882
3/31/2026	$112,688	$99,835

Average annual total returns (%)

Table Summary
Class	1 Year	5 Years	Since Inception 6/10/2020
Advisor Class	5.35%	1.70%	2.08%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	(0.03%)

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future results. To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=performance.

Key Fund statistics

Table Summary
Total Net Assets	$247,774,423
# of Portfolio Holdings	154
Portfolio Turnover Rate	58%
Total Advisory Fees Paid	$251,980

What did the Fund invest in? (as a % of total net assets) as of March 31, 2026

Top 10  holdings

Table Summary
U.S. Treasury Notes, 4.000%, due 01/31/33	2.4%
U.S. Treasury Notes, 3.500%, due 11/30/30	2.4%
U.S. Treasury Bonds, 4.625%, due 05/15/54	2.1%
U.S. Treasury Bonds, 5.000%, due 05/15/45	1.9%
U.S. Treasury Notes, 3.875%, due 07/31/30	1.6%
U.S. Treasury Notes, 3.500%, due 02/28/31	1.6%
Wells Fargo & Co., 4.182%, due 01/23/30 (1 day USD SOFR + 0.740%)	1.4%
Federal Home Loan Mortgage Corp., Pool SD6595, 5.500%, due 10/01/54	1.3%
Federal Home Loan Mortgage Corp., Pool SD3470, 2.500%, due 06/01/52	1.1%
U.S. Treasury Bonds, 4.625%, due 11/15/44	1.1%

Asset allocation

Table Summary
Corporate Bonds	43.9%
Government and Agency Securities	21.6%
Collateralized Mortgage Obligations	13.3%
Asset Backed Securities	10.5%
Mortgage-Backed Securities	4.8%
Bank Loans	3.4%
Short Term Investments & Other, Net	2.5%
Total	100.0%

Additional information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit oakmark.com/our-funds/?tab=documents.

Phone: 1-800-OAKMARK (625-6275)

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, contact 1-800-OAKMARK (625-6275) or contact your intermediary.

OAYCX

Advisor Class

Oakmark Bond Fund

Semi-Annual Shareholder Report March 31, 2026

OAYCX-SAR

OANCX

Institutional Class

Oakmark Bond Fund

Semi-Annual Shareholder Report

March 31, 2026

Fund overview

This semi-annual shareholder report contains important information about Oakmark Bond Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026.You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.

What were the Fund costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$23	0.45%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

How did the Fund perform during the last 6 months and what affected its performance?

Oakmark Bond Fund Institutional Class returned 1.09% for the period ended March 31, 2026, outperforming its benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 1.05% over the same period.

  The Fund's underperformance was primarily driven by sector allocation with duration and yield curve positioning detracting to a lesser extent. Strong security selection within corporate debt and securitized credit partially offset the underperformance.

  The Fund's overweight allocation to securitized products contributed positively to returns relative to the Fund's benchmark, while its overweight allocation to corporate debt and underweight position to government-guaranteed securities were detractions for the period.

Fund performance as of March 31, 2026

Total return based on $250,000 investment (as of March 31, 2026)

Table Summary
	Institutional Class	Bloomberg U.S. Aggregate Bond Index
6/10/2020	$250,000	$250,000
6/30/2020	$249,833	$251,050
9/30/2020	$255,171	$252,605
12/31/2020	$262,254	$254,294
3/31/2021	$259,425	$245,718
6/30/2021	$264,056	$250,214
9/30/2021	$265,064	$250,343
12/31/2021	$264,909	$250,373
3/31/2022	$251,157	$235,515
6/30/2022	$236,906	$224,461
9/30/2022	$230,352	$213,794
12/31/2022	$235,461	$217,799
3/31/2023	$239,518	$224,250
6/30/2023	$240,253	$222,357
9/30/2023	$234,950	$215,172
12/31/2023	$251,718	$229,841
3/31/2024	$252,684	$228,058
6/30/2024	$254,541	$228,207
9/30/2024	$267,479	$240,064
12/31/2024	$260,632	$232,714
3/31/2025	$267,570	$239,186
6/30/2025	$272,780	$242,073
9/30/2025	$279,232	$246,987
12/31/2025	$282,244	$249,704
3/31/2026	$282,280	$249,587

Average annual total returns (%)

Table Summary
Class	1 Year	5 Years	Since Inception 6/10/2020
Institutional Class	5.50%	1.70%	2.11%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	(0.03%)

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future results. To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=performance.

Key Fund statistics

Table Summary
Total Net Assets	$247,774,423
# of Portfolio Holdings	154
Portfolio Turnover Rate	58%
Total Advisory Fees Paid	$251,980

What did the Fund invest in? (as a % of total net assets) as of March 31, 2026

Top 10  holdings

Table Summary
U.S. Treasury Notes, 4.000%, due 01/31/33	2.4%
U.S. Treasury Notes, 3.500%, due 11/30/30	2.4%
U.S. Treasury Bonds, 4.625%, due 05/15/54	2.1%
U.S. Treasury Bonds, 5.000%, due 05/15/45	1.9%
U.S. Treasury Notes, 3.875%, due 07/31/30	1.6%
U.S. Treasury Notes, 3.500%, due 02/28/31	1.6%
Wells Fargo & Co., 4.182%, due 01/23/30 (1 day USD SOFR + 0.740%)	1.4%
Federal Home Loan Mortgage Corp., Pool SD6595, 5.500%, due 10/01/54	1.3%
Federal Home Loan Mortgage Corp., Pool SD3470, 2.500%, due 06/01/52	1.1%
U.S. Treasury Bonds, 4.625%, due 11/15/44	1.1%

Asset allocation

Table Summary
Corporate Bonds	43.9%
Government and Agency Securities	21.6%
Collateralized Mortgage Obligations	13.3%
Asset Backed Securities	10.5%
Mortgage-Backed Securities	4.8%
Bank Loans	3.4%
Short Term Investments & Other, Net	2.5%
Total	100.0%

Additional information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit oakmark.com/our-funds/?tab=documents.

Phone: 1-800-OAKMARK (625-6275)

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, contact 1-800-OAKMARK (625-6275) or contact your intermediary.

OANCX

Institutional Class

Oakmark Bond Fund

Semi-Annual Shareholder Report March 31, 2026

OANCX-SAR

OAZCX

R6 Class

Oakmark Bond Fund

Semi-Annual Shareholder Report

March 31, 2026

Fund overview

This semi-annual shareholder report contains important information about Oakmark Bond Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026.You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.

What were the Fund costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$21	0.41%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

How did the Fund perform during the last 6 months and what affected its performance?

Oakmark Bond Fund R6 Class returned 1.11% for the period ended March 31, 2026, outperforming its benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 1.05% over the same period.

  The Fund's underperformance was primarily driven by sector allocation with duration and yield curve positioning detracting to a lesser extent. Strong security selection within corporate debt and securitized credit partially offset the underperformance.

  The Fund's overweight allocation to securitized products contributed positively to returns relative to the Fund's benchmark, while its overweight allocation to corporate debt and underweight position to government-guaranteed securities were detractions for the period.

Fund performance as of March 31, 2026

Total return based on $1,000,000 investment (as of March 31, 2026)

Table Summary
	R6 Class	Bloomberg U.S. Aggregate Bond Index
12/15/2020	$1,000,000	$1,000,000
12/31/2020	$1,005,874	$1,003,474
3/31/2021	$994,321	$969,632
6/30/2021	$1,013,329	$987,373
9/30/2021	$1,017,402	$987,885
12/31/2021	$1,017,017	$988,002
3/31/2022	$964,410	$929,371
6/30/2022	$909,818	$885,751
9/30/2022	$884,826	$843,657
12/31/2022	$904,628	$859,460
3/31/2023	$921,395	$884,918
6/30/2023	$923,381	$877,446
9/30/2023	$903,227	$849,094
12/31/2023	$967,890	$906,978
3/31/2024	$971,948	$899,943
6/30/2024	$979,306	$900,530
9/30/2024	$1,029,284	$947,322
12/31/2024	$1,003,138	$918,318
3/31/2025	$1,030,041	$943,856
6/30/2025	$1,050,302	$955,247
9/30/2025	$1,075,371	$974,638
12/31/2025	$1,087,109	$985,362
3/31/2026	$1,087,353	$984,899

Average annual total returns (%)

Table Summary
Class	1 Year	5 Years	Since Inception 12/15/2020
R6 Class	5.56%	1.80%	1.60%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	(0.29%)

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future results. To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=performance.

Key Fund statistics

Table Summary
Total Net Assets	$247,774,423
# of Portfolio Holdings	154
Portfolio Turnover Rate	58%
Total Advisory Fees Paid	$251,980

What did the Fund invest in? (as a % of total net assets) as of March 31, 2026

Top 10  holdings

Table Summary
U.S. Treasury Notes, 4.000%, due 01/31/33	2.4%
U.S. Treasury Notes, 3.500%, due 11/30/30	2.4%
U.S. Treasury Bonds, 4.625%, due 05/15/54	2.1%
U.S. Treasury Bonds, 5.000%, due 05/15/45	1.9%
U.S. Treasury Notes, 3.875%, due 07/31/30	1.6%
U.S. Treasury Notes, 3.500%, due 02/28/31	1.6%
Wells Fargo & Co., 4.182%, due 01/23/30 (1 day USD SOFR + 0.740%)	1.4%
Federal Home Loan Mortgage Corp., Pool SD6595, 5.500%, due 10/01/54	1.3%
Federal Home Loan Mortgage Corp., Pool SD3470, 2.500%, due 06/01/52	1.1%
U.S. Treasury Bonds, 4.625%, due 11/15/44	1.1%

Asset allocation

Table Summary
Corporate Bonds	43.9%
Government and Agency Securities	21.6%
Collateralized Mortgage Obligations	13.3%
Asset Backed Securities	10.5%
Mortgage-Backed Securities	4.8%
Bank Loans	3.4%
Short Term Investments & Other, Net	2.5%
Total	100.0%

Additional information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit oakmark.com/our-funds/?tab=documents.

Phone: 1-800-OAKMARK (625-6275)

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, contact 1-800-OAKMARK (625-6275) or contact your intermediary.

OAZCX

R6 Class

Oakmark Bond Fund

Semi-Annual Shareholder Report March 31, 2026

OAZCX-SAR

(b)	Not applicable.

Item 2. Code of Ethics.

Not required in this filing.

Item 3. Audit Committee Financial Expert.

Not required in this filing.

Item 4. Principal Accountant Fees and Services.

Not required in this filing.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable.

(b)	Not applicable.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included in the Registrant’s financial statements, which are included in Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

March 31, 2026

Semi-Annual Financial Statements and Other Information

Oakmark Fund

Oakmark Select Fund

Oakmark Global Fund

Oakmark Global Select Fund

Oakmark International Fund

Oakmark International Small Cap Fund

Oakmark Equity and Income Fund

Oakmark Bond Fund

Oakmark Funds

March 31, 2026

Semi-Annual Financial Statements and Other Information

Semi-Annual Financial Statements and Other Information:  Oakmark Funds

Oakmark Fund

March 31, 2026 (Unaudited)

Schedule of Investments (in thousands)

Shares	Value
Shares	Value
Common stocks - 96.5%
FINANCIALS - 34.1%
FINANCIAL SERVICES - 19.5%
Intercontinental Exchange, Inc.	4,239	$666,741
Fiserv, Inc. (a)	9,926	553,882
Ally Financial, Inc.	13,826	542,389
Charles Schwab Corp.	5,763	541,614
Capital One Financial Corp.	2,696	491,831
Global Payments, Inc.	5,710	384,269
State Street Corp.	2,817	356,482
Carlyle Group, Inc.	6,716	324,997
Nasdaq, Inc.	3,741	317,599
Raymond James Financial, Inc.	1,697	245,709
Corebridge Financial, Inc.	7,780	185,631
Synchrony Financial	2,370	161,235
		4,772,379
INSURANCE - 7.3%
Willis Towers Watson PLC	2,038	592,447
American International Group, Inc.	6,936	521,937
Reinsurance Group of America, Inc.	1,999	408,121
Marsh & McLennan Cos., Inc.	1,460	253,237
		1,775,742
BANKS - 7.3%
Citigroup, Inc.	5,159	585,060
First Citizens BancShares, Inc., Class A	297	558,802
Bank of America Corp.	7,060	344,170
Wells Fargo & Co.	3,592	285,959
		1,773,991
		8,322,112
ENERGY - 11.4%
Targa Resources Corp.	3,282	822,896
ConocoPhillips	6,124	808,315
Phillips 66	3,257	593,433
Marathon Petroleum Corp.	1,144	279,342
EOG Resources, Inc.	1,926	278,480
		2,782,466
HEALTH CARE - 10.7%
HEALTH CARE EQUIPMENT & SERVICES - 6.2%
Zimmer Biomet Holdings, Inc.	5,926	535,855
Elevance Health, Inc.	1,820	532,805
GE HealthCare Technologies, Inc.	6,176	439,608
		1,508,268
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4.5%
Merck & Co., Inc.	5,467	657,626
IQVIA Holdings, Inc. (a)	2,683	457,610
		1,115,236
		2,623,504

INDUSTRIALS - 9.2%
TRANSPORTATION - 4.1%
Delta Air Lines, Inc.	8,470	$563,092
Union Pacific Corp.	1,829	443,752
		1,006,844
CAPITAL GOODS - 3.4%
AerCap Holdings NV	2,900	397,822
Fortune Brands Innovations, Inc.	5,673	221,089
Masco Corp.	3,355	202,565
		821,476
COMMERCIAL & PROFESSIONAL SERVICES - 1.7%
Equifax, Inc.	2,367	426,172
		2,254,492
CONSUMER DISCRETIONARY - 7.6%
CONSUMER SERVICES - 2.6%
Airbnb, Inc., Class A (a)	5,080	641,502
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 1.9%
Amazon.com, Inc. (a)	1,309	272,626
Genuine Parts Co.	1,775	187,706
		460,332
AUTOMOBILES & COMPONENTS - 1.6%
General Motors Co.	5,182	386,066
CONSUMER DURABLES & APPAREL - 1.5%
NIKE, Inc., Class B	6,972	368,235
		1,856,135
COMMUNICATION SERVICES - 7.6%
MEDIA & ENTERTAINMENT - 6.3%
Alphabet, Inc., Class A (b)	1,803	518,384
Netflix, Inc. (a)	3,677	353,496
Warner Bros Discovery, Inc. (a)	10,339	283,895
Charter Communications, Inc., Class A (a)	1,250	269,850
Liberty Broadband Corp., Class C (a)	2,170	109,151
		1,534,776
TELECOMMUNICATION SERVICES - 1.3%
Comcast Corp., Class A	10,955	314,521
		1,849,297
INFORMATION TECHNOLOGY - 7.3%
SOFTWARE & SERVICES - 5.6%
Salesforce, Inc.	3,337	622,918
Roper Technologies, Inc.	744	263,272
Adobe, Inc. (a)	959	233,113
Accenture PLC, Class A	1,165	231,008
		1,350,311

Semi-Annual Financial Statements and Other Information:  Oakmark Funds  |  1

Oakmark Fund

March 31, 2026 (Unaudited)

Schedule of Investments (in thousands) (continued)

Shares	Value
Par Value	Value
Common stocks - 96.5% (continued)
INFORMATION TECHNOLOGY - 7.3% (continued)
TECHNOLOGY HARDWARE & EQUIPMENT - 1.7%
CDW Corp.	2,046	$247,583
TE Connectivity PLC	825	172,534
		420,117
		1,770,428
CONSUMER STAPLES - 4.0%
FOOD, BEVERAGE & TOBACCO - 3.4%
Keurig Dr. Pepper, Inc.	22,431	590,600
Constellation Brands, Inc., Class A	1,624	243,600
		834,200
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.6%
Sysco Corp.	2,071	147,753
		981,953
MATERIALS - 3.9%
Corteva, Inc.	7,739	647,807
Amrize Ltd. (a)	5,598	313,600
		961,407
REAL ESTATE - 0.7%
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.7%
CBRE Group, Inc., Class A (a)	1,335	180,839
Total common stocks - 96.5% (Cost $19,553,938)		23,582,633
Short-term investments - 4.1%
REPURCHASE AGREEMENT - 4.1%
Fixed Income Clearing Corp. Repurchase Agreement, 3.64% dated 3/31/26 due 4/1/26, repurchase price $995,443, collateralized by United States Treasury Notes, 2.250% - 3.750% due 8/15/27 - 8/31/27, aggregate value plus accrued interest of $1,015,249 (Cost: $995,342)	$995,342	$995,342
Total short-term investments - 4.1% (Cost $995,342)		995,342
TOTAL INVESTMENTS - 100.6% (COST $20,549,280)		24,577,975
Liabilities In Excess of Other Assets - (0.6)%		(143,290)
TOTAL NET ASSETS - 100.0%		$24,434,685
(a)
Non-income producing security.
(b)
All or a portion of this investment is held in connection with one or more options within the Fund.

WRITTEN OPTIONS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount (in thousands)	Market Value (in thousands)	Premiums (Received) (in thousands)	Unrealized Gain/(Loss) (in thousands)
CALLS
Alphabet, Inc., Class A	$330.00	4/17/26	(4,000)	$(115,024)	$(66)	$(8,308)	$8,242
				$(115,024)	$(66)	$(8,308)	$8,242

2  |  Semi-Annual Financial Statements and Other Information:  Oakmark Funds

Oakmark Select Fund

March 31, 2026 (Unaudited)

Schedule of Investments (in thousands)

Shares	Value
Shares	Value
Common stocks - 95.1%
FINANCIALS - 25.7%
FINANCIAL SERVICES - 15.8%
Intercontinental Exchange, Inc.	2,512	$395,064
Charles Schwab Corp.	3,229	303,484
Capital One Financial Corp.	1,435	261,805
Ally Financial, Inc.	6,048	237,255
		1,197,608
BANKS - 6.4%
First Citizens BancShares, Inc., Class A	256	482,496
INSURANCE - 3.5%
Marsh & McLennan Cos., Inc.	1,526	264,719
		1,944,823
HEALTH CARE - 15.9%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 11.7%
IQVIA Holdings, Inc. (a)	2,346	400,155
ICON PLC (a)	2,256	249,649
Charles River Laboratories International, Inc. (a)	1,398	241,155
		890,959
HEALTH CARE EQUIPMENT & SERVICES - 4.2%
Centene Corp. (a)	9,666	316,465
		1,207,424
ENERGY - 10.4%
Targa Resources Corp.	1,240	310,905
ConocoPhillips	1,830	241,549
Phillips 66	1,297	236,251
		788,705
INFORMATION TECHNOLOGY - 9.9%
SOFTWARE & SERVICES - 9.9%
Salesforce, Inc.	2,957	551,983
Gartner, Inc. (a)	1,231	194,917
		746,900
CONSUMER DISCRETIONARY - 9.0%
CONSUMER SERVICES - 4.7%
Airbnb, Inc., Class A (a)	2,805	354,203
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 4.3%
Lithia Motors, Inc. (b)	1,309	326,908
		681,111
INDUSTRIALS - 7.5%
COMMERCIAL & PROFESSIONAL SERVICES - 7.0%
Paycom Software, Inc.	2,394	290,991
Equifax, Inc.	1,311	236,072
		527,063
CAPITAL GOODS - 0.5%
Deere & Co.	69	$39,093
		566,156
COMMUNICATION SERVICES - 7.0%
MEDIA & ENTERTAINMENT - 7.0%
Alphabet, Inc., Class A (c)	1,028	295,704
Warner Bros Discovery, Inc. (a)	8,479	232,833
		528,537
CONSUMER STAPLES - 6.7%
FOOD, BEVERAGE & TOBACCO - 6.7%
Keurig Dr. Pepper, Inc.	19,224	506,157
REAL ESTATE - 3.0%
REAL ESTATE MANAGEMENT & DEVELOPMENT - 3.0%
CBRE Group, Inc., Class A (a)	1,690	228,894
Total common stocks - 95.1% (Cost $6,119,959)		7,198,707
	Par Value	Value
Short-term investments - 4.9%
REPURCHASE AGREEMENT - 4.9%
Fixed Income Clearing Corp. Repurchase Agreement, 3.64% dated 3/31/26 due 4/1/26, repurchase price $367,614, collateralized by United States Treasury Notes, 2.750% - 3.750% due 7/31/27 - 8/15/27, aggregate value plus accrued interest of $374,928 (Cost: $367,576)	$367,576	367,576
Total short-term investments - 4.9% (Cost $367,576)		367,576
TOTAL INVESTMENTS - 100.0% (COST $6,487,535)		7,566,283
Other Assets In Excess of Liabilities - 0.0% (d)		3,653
TOTAL NET ASSETS - 100.0%		$7,569,936
(a)
Non-income producing security.
(b)
See Note 6 in the Notes to Financial Statements regarding investments in affiliated issuers.
(c)
All or a portion of this investment is held in connection with one or more options within the Fund.
(d)
Amount rounds to less than 0.1%.

Semi-Annual Financial Statements and Other Information:  Oakmark Funds  |  3

Oakmark Select Fund

March 31, 2026 (Unaudited)

Schedule of Investments (in thousands) (continued)

WRITTEN OPTIONS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount (in thousands)	Market Value (in thousands)	Premiums (Received) (in thousands)	Unrealized Gain/(Loss) (in thousands)
CALLS
Alphabet, Inc., Class A	$345.00	5/15/26	(2,500)	$(71,890)	$(256)	$(5,737)	$5,481
				$(71,890)	$(256)	$(5,737)	$5,481

Schedule of Transactions with Affiliated Issuers

Purchase and sale transactions and dividend and interest income earned during the period on these securities are set forth below (in thousands). The industry, country or geographic region for each of the below affiliates can be found in the Schedule of Investments.

Affiliates	Shares Held	Purchases (Cost)	Sales (Proceeds)	Realized Gain/(Loss)	Change in Unrealized	Dividend Income	Value September 30, 2025	Value March 31, 2026	Percent of Net Assets
Lithia Motors Cl A	1,309	$—	$—	$—	$(86,768)	$1,440	$413,676	$326,908	4.3%

4  |  Semi-Annual Financial Statements and Other Information:  Oakmark Funds

Oakmark Global Fund

March 31, 2026 (Unaudited)

Schedule of Investments (in thousands)

Shares	Value
Shares	Value
Common stocks - 97.1%
FINANCIALS - 17.3%
FINANCIAL SERVICES - 8.0%
Julius Baer Group Ltd. (Switzerland)	368	$27,046
Intercontinental Exchange, Inc. (United States)	137	21,595
Corebridge Financial, Inc. (United States)	843	20,121
Capital One Financial Corp. (United States)	76	13,773
		82,535
INSURANCE - 5.1%
Willis Towers Watson PLC (United States)	92	26,686
Prudential PLC (United Kingdom)	1,004	13,955
American International Group, Inc. (United States)	160	12,070
		52,711
BANKS - 4.2%
BNP Paribas SA (France)	294	27,998
Bank of America Corp. (United States)	312	15,215
		43,213
		178,459
INFORMATION TECHNOLOGY - 16.9%
SOFTWARE & SERVICES - 10.1%
Salesforce, Inc. (United States)	157	29,363
Dassault Systemes SE (France)	1,179	23,866
SAP SE (Germany)	108	18,446
Capgemini SE (France)	154	18,184
Gartner, Inc. (United States) (a)	91	14,472
		104,331
TECHNOLOGY HARDWARE & EQUIPMENT - 6.8%
Samsung Electronics Co. Ltd. (South Korea)	233	27,203
Hexagon AB, Class B (Sweden)	2,013	19,593
Hamamatsu Photonics KK (Japan)	1,309	15,226
TE Connectivity PLC (Ireland)	40	8,402
		70,424
		174,755
CONSUMER DISCRETIONARY - 16.4%
CONSUMER DURABLES & APPAREL - 6.0%
adidas AG (Germany)	151	24,360
Kering SA (France)	71	21,439
Brunswick Corp. (United States)	221	16,065
		61,864
CONSUMER SERVICES - 4.7%
Airbnb, Inc., Class A (United States) (a)	236	29,790
Compass Group PLC (United Kingdom)	385	10,728
Vail Resorts, Inc. (United States)	61	7,853
		48,371
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 3.6%
Prosus NV (Netherlands)	460	$21,279
Alibaba Group Holding Ltd. (China)	1,019	15,966
		37,245
AUTOMOBILES & COMPONENTS - 2.1%
Bayerische Motoren Werke AG (Germany)	236	21,859
		169,339
HEALTH CARE - 13.9%
HEALTH CARE EQUIPMENT & SERVICES - 7.0%
Envista Holdings Corp. (United States) (a)	930	23,597
Elevance Health, Inc. (United States)	70	20,561
Becton Dickinson & Co. (United States)	116	18,254
Molina Healthcare, Inc. (United States) (a)	70	9,371
		71,783
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.9%
IQVIA Holdings, Inc. (United States) (a)	181	30,817
Bayer AG (Germany)	501	23,194
Roche Holding AG (United States)	28	11,174
Waters Corp. (United States) (a)	21	6,259
		71,444
		143,227
INDUSTRIALS - 12.1%
CAPITAL GOODS - 9.3%
Sunbelt Rentals Holdings, Inc. (United States)	486	31,660
CNH Industrial NV (United States)	2,673	29,403
Brenntag SE (Germany)	382	25,860
Deere & Co. (United States)	17	9,576
		96,499
TRANSPORTATION - 2.8%
DSV AS (Denmark)	119	28,718
		125,217
CONSUMER STAPLES - 8.8%
FOOD, BEVERAGE & TOBACCO - 6.8%
Mondelez International, Inc., Class A (United States)	411	23,696
Keurig Dr. Pepper, Inc. (United States)	765	20,148
Pernod Ricard SA (France)	195	14,478
Diageo PLC (United Kingdom)	651	12,105
		70,427
CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.0%
Sysco Corp. (United States)	288	20,514
		90,941
MATERIALS - 4.5%
Glencore PLC (Switzerland)	3,338	25,283
Akzo Nobel NV (Netherlands)	379	21,797
		47,080

Semi-Annual Financial Statements and Other Information:  Oakmark Funds  |  5

Oakmark Global Fund

March 31, 2026 (Unaudited)

Schedule of Investments (in thousands) (continued)

Shares	Value
Common stocks - 97.1% (continued)
COMMUNICATION SERVICES - 3.9%
MEDIA & ENTERTAINMENT - 3.9%
Alphabet, Inc., Class A (United States)	58	$16,678
Netflix, Inc. (United States) (a)	138	13,221
Charter Communications, Inc., Class A (United States) (a)	48	10,362
		40,261
ENERGY - 3.3%
ConocoPhillips (United States)	142	18,798
Targa Resources Corp. (United States)	63	15,821
		34,619
Total common stocks - 97.1% (Cost $911,206)		1,003,898
Par Value		Value
Short-term investments - 2.6%
REPURCHASE AGREEMENT - 2.6%
Fixed Income Clearing Corp. Repurchase Agreement, 3.64% dated 3/31/26 due 4/1/26, repurchase price $26,995, collateralized by a United States Treasury Note, 3.750% due 8/15/27, value plus accrued interest of $27,532 (Cost: $26,992)	$26,992	26,992
Total short-term investments - 2.6% (Cost $26,992)		26,992
TOTAL INVESTMENTS - 99.7% (COST $938,198)		1,030,890
Foreign Currencies (Cost $1) - 0.0% (b)		1
Other Assets In Excess of Liabilities - 0.3%		2,876
TOTAL NET ASSETS - 100.0%		$1,033,767
(a)
Non-income producing security.
(b)
Amount rounds to less than 0.1%.

6  |  Semi-Annual Financial Statements and Other Information:  Oakmark Funds

Oakmark Global Select Fund

March 31, 2026 (Unaudited)

Schedule of Investments (in thousands)

Shares	Value
Shares	Value
Common stocks - 93.2%
FINANCIALS - 21.4%
FINANCIAL SERVICES - 12.2%
Intercontinental Exchange, Inc. (United States)	267	$41,915
Charles Schwab Corp. (United States)	409	38,475
Capital One Financial Corp. (United States)	150	27,401
		107,791
BANKS - 6.2%
BNP Paribas SA (France)	577	54,958
INSURANCE - 3.0%
American International Group, Inc. (United States)	348	26,205
		188,954
HEALTH CARE - 20.5%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 11.1%
IQVIA Holdings, Inc. (United States) (a)	291	49,559
Bayer AG (Germany)	836	38,707
Waters Corp. (United States) (a)	35	10,556
		98,822
HEALTH CARE EQUIPMENT & SERVICES - 9.4%
Becton Dickinson & Co. (United States)	262	41,179
Elevance Health, Inc. (United States)	98	28,593
Molina Healthcare, Inc. (United States) (a)	99	13,223
		82,995
		181,817
INDUSTRIALS - 13.6%
CAPITAL GOODS - 9.3%
CNH Industrial NV (United States)	4,748	52,227
Sunbelt Rentals Holdings, Inc. (United States)	468	30,443
		82,670
TRANSPORTATION - 4.3%
DSV AS (Denmark)	156	37,555
		120,225
CONSUMER DISCRETIONARY - 12.5%
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 7.2%
Prosus NV (Netherlands)	729	33,763
Alibaba Group Holding Ltd. (China)	1,883	29,520
		63,283
AUTOMOBILES & COMPONENTS - 3.1%
Bayerische Motoren Werke AG (Germany)	295	27,243
CONSUMER SERVICES - 2.2%
Compass Group PLC (United Kingdom)	708	19,743
		110,269

CONSUMER STAPLES - 10.8%
CONSUMER STAPLES DISTRIBUTION & RETAIL - 4.6%
Sysco Corp. (United States)	573	$40,901
HOUSEHOLD & PERSONAL PRODUCTS - 3.5%
Reckitt Benckiser Group PLC (United Kingdom)	466	31,316
FOOD, BEVERAGE & TOBACCO - 2.7%
Diageo PLC (United Kingdom)	1,275	23,713
		95,930
INFORMATION TECHNOLOGY - 7.2%
SOFTWARE & SERVICES - 7.2%
Salesforce, Inc. (United States)	210	39,238
Dassault Systemes SE (France)	1,216	24,623
		63,861
COMMUNICATION SERVICES - 3.7%
MEDIA & ENTERTAINMENT - 3.7%
Alphabet, Inc., Class A (United States)	115	32,969
ENERGY - 3.5%
ConocoPhillips (United States)	234	30,914
Total Common Stocks - 93.2% (Cost $745,464)		824,939
Par Value		Value
Short-term investments - 6.6%
REPURCHASE AGREEMENT - 6.6%
Fixed Income Clearing Corp. Repurchase Agreement, 3.64% dated 3/31/26 due 4/1/26, repurchase price $58,320, collateralized by a United States Treasury Note, 3.750% due 8/15/27, value plus accrued interest of $59,481 (Cost: $58,314)	$58,314	58,314
Total short-term investments - 6.6% (Cost $58,314)		58,314
TOTAL INVESTMENTS - 99.8% (COST $803,778)		883,253
Foreign Currencies (Cost $1) - 0.0% (b)		1
Other Assets In Excess of Liabilities - 0.2%		1,729
TOTAL NET ASSETS - 100.0%		$884,983
(a)
Non-income producing security.
(b)
Amount rounds to less than 0.1%.

Semi-Annual Financial Statements and Other Information:  Oakmark Funds  |  7

Oakmark International Fund

March 31, 2026 (Unaudited)

Schedule of Investments (in thousands)

Shares	Value
Shares	Value
Common stocks - 95.8%
CONSUMER DISCRETIONARY - 22.1%
CONSUMER DURABLES & APPAREL - 8.5%
adidas AG (Germany)	2,333	$377,609
LVMH Moet Hennessy Louis Vuitton SE (France)	494	270,260
Cie Financiere Richemont SA, Class A (Switzerland)	1,281	226,149
Kering SA (France)	670	203,303
		1,077,321
CONSUMER SERVICES - 4.9%
Accor SA (France)	5,746	275,611
Compass Group PLC (United Kingdom)	9,147	255,210
Flutter Entertainment PLC (United Kingdom) (a)	901	91,887
		622,708
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 4.7%
Prosus NV (Netherlands)	5,621	260,236
Alibaba Group Holding Ltd. (China)	11,609	181,961
Coupang, Inc. (South Korea) (a)	7,923	149,588
		591,785
AUTOMOBILES & COMPONENTS - 4.0%
Bayerische Motoren Werke AG (Germany)	3,093	286,103
Continental AG (Germany)	2,658	185,557
Aumovio SE (Germany) (a)	849	33,245
		504,905
		2,796,719
INDUSTRIALS - 19.5%
CAPITAL GOODS - 15.5%
Sunbelt Rentals Holdings, Inc. (United States)	5,313	345,840
CNH Industrial NV (United States)	24,132	265,455
Airbus SE (France)	1,303	246,281
SMC Corp. (Japan)	607	238,693
Brenntag SE (Germany)	3,430	232,356
Daimler Truck Holding AG (Germany)	4,646	228,808
Bunzl PLC (United Kingdom)	7,281	219,210
IMCD NV (Netherlands)	1,759	184,073
		1,960,716
TRANSPORTATION - 2.8%
DSV AS (Denmark)	1,215	293,326
Ryanair Holdings PLC (Italy)	1,901	53,528
Ryanair Holdings PLC ADR (Ireland) (b)	218	12,618
		359,472
COMMERCIAL & PROFESSIONAL SERVICES - 1.2%
Intertek Group PLC (United Kingdom)	2,982	145,092
		2,465,280
FINANCIALS - 15.3%
BANKS - 8.6%
BNP Paribas SA (France)	3,732	$355,479
KB Financial Group, Inc. (South Korea)	2,157	211,761
Bank Mandiri Persero Tbk. PT (Indonesia)	705,585	198,059
Intesa Sanpaolo SpA (Italy)	27,606	166,955
Axis Bank Ltd. (India)	12,562	155,581
		1,087,835
INSURANCE - 4.5%
Prudential PLC (United Kingdom)	14,152	196,750
ASR Nederland NV (Netherlands)	2,799	192,689
Allianz SE (Germany)	424	178,978
		568,417
FINANCIAL SERVICES - 2.2%
London Stock Exchange Group PLC (United Kingdom)	1,190	140,512
Edenred SE (France)	7,044	140,317
		280,829
		1,937,081
CONSUMER STAPLES - 12.5%
FOOD, BEVERAGE & TOBACCO - 7.5%
Pernod Ricard SA (France)	3,048	226,671
Asahi Group Holdings Ltd. (Japan)	20,423	203,916
Danone SA (France)	2,534	202,485
Fomento Economico Mexicano SAB de CV ADR (Mexico) (b)	1,749	194,284
Diageo PLC (United Kingdom)	6,633	123,353
		950,709
HOUSEHOLD & PERSONAL PRODUCTS - 5.0%
Reckitt Benckiser Group PLC (United Kingdom)	4,451	299,317
Unilever PLC (United Kingdom)	4,145	227,541
Unicharm Corp. (Japan)	17,305	101,461
		628,319
		1,579,028
INFORMATION TECHNOLOGY - 9.6%
SOFTWARE & SERVICES - 6.6%
Dassault Systemes SE (France)	12,920	261,558
SAP SE (Germany)	1,453	247,626
Capgemini SE (France)	1,563	184,434
Fujitsu Ltd. (Japan)	6,689	136,786
		830,404
TECHNOLOGY HARDWARE & EQUIPMENT - 2.1%
Hexagon AB, Class B (Sweden)	27,183	264,543
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.9%
ASML Holding NV (Netherlands)	88	115,969
		1,210,916

8  |  Semi-Annual Financial Statements and Other Information:  Oakmark Funds

Oakmark International Fund

March 31, 2026 (Unaudited)

Schedule of Investments (in thousands) (continued)

Shares	Value
Par Value	Value
Common stocks - 95.8% (continued)
HEALTH CARE - 8.4%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.1%
Bayer AG (Germany)	5,485	$253,859
AstraZeneca PLC ADR (United Kingdom) (b)	868	171,128
Haleon PLC ADR (United States) (b)	11,929	119,404
Roche Holding AG (United States)	241	96,221
		640,612
HEALTH CARE EQUIPMENT & SERVICES - 3.3%
Siemens Healthineers AG (Germany)	5,330	227,406
Fresenius SE & Co. KGaA (Germany)	3,771	195,695
		423,101
		1,063,713
MATERIALS - 6.6%
Symrise AG (Germany)	3,394	289,811
Glencore PLC (Switzerland)	29,331	222,147
Akzo Nobel NV (Netherlands)	3,751	215,619
thyssenkrupp AG (Germany)	11,844	104,366
		831,943
COMMUNICATION SERVICES - 1.8%
MEDIA & ENTERTAINMENT - 1.8%
Publicis Groupe SA (France)	2,680	221,847
Total common stocks - 95.8% (Cost $11,246,743)		12,106,527
Preferred stocks - 1.4%
INFORMATION TECHNOLOGY - 1.4%
TECHNOLOGY HARDWARE & EQUIPMENT - 1.4%
Samsung Electronics Co. Ltd. (South Korea)	2,263	182,714
Total preferred stocks - 1.4% (Cost $91,625)		182,714

Short-term investments - 2.2%
REPURCHASE AGREEMENT - 2.1%
Fixed Income Clearing Corp. Repurchase Agreement, 3.64% dated 3/31/26 due 4/1/26, repurchase price $261,396, collateralized by United States Treasury Notes, 2.750% - 3.875% due 7/31/27, aggregate value plus accrued interest of $266,598 (Cost: $261,370)	$261,370	$261,370
COMMERCIAL PAPER - 0.1%
American Honda Finance Corp., 3.841%, due 04/10/26 (e) (Cost $18,859)	18,877	18,856
Total commercial paper - 0.1% (Cost $18,859)		18,856
Total short-term investments - 2.2% (Cost $280,229)		280,226
TOTAL INVESTMENTS - 99.4% (COST $11,618,597)		12,569,467
Foreign Currencies (Cost $0) - 0.0% (c)		0(d	)
Other Assets In Excess of Liabilities - 0.6%		74,344
TOTAL NET ASSETS - 100.0%		$12,643,811
(a)
Non-income producing security.
(b)
Sponsored American Depositary Receipt
(c)
Amount rounds to less than 0.1%.
(d)
Amount rounds to less than $1,000.
(e)
The rate shown represents the annualized yield at the time of purchase; not a coupon rate.

Semi-Annual Financial Statements and Other Information:  Oakmark Funds  |  9

Oakmark International Small Cap Fund

March 31, 2026 (Unaudited)

Schedule of Investments (in thousands)

Shares	Value
Shares	Value
Common stocks - 95.8%
INDUSTRIALS - 26.1%
CAPITAL GOODS - 16.3%
Azelis Group NV (Belgium)	3,461	$35,298
Valmet OYJ (Finland)	1,042	29,821
Duerr AG (Germany)	1,333	29,655
Howden Joinery Group PLC (United Kingdom)	2,219	23,500
Travis Perkins PLC (United Kingdom)	2,473	18,649
MISUMI Group, Inc. (Japan)	987	16,910
Fluidra SA (Spain)	657	15,247
Konecranes OYJ (Finland)	427	14,028
Metso OYJ (Finland)	369	6,399
		189,507
COMMERCIAL & PROFESSIONAL SERVICES - 9.8%
ISS AS (Denmark)	636	23,153
Bravida Holding AB (Sweden)	1,834	19,192
Adecco Group AG (Switzerland)	721	17,342
Loomis AB (Sweden)	373	17,030
Hays PLC (United Kingdom)	28,962	12,859
Visional, Inc. (Japan) (a)	266	11,991
SThree PLC (United Kingdom)	3,242	6,393
Randstad NV (Netherlands)	236	6,149
		114,109
		303,616
INFORMATION TECHNOLOGY - 14.8%
SOFTWARE & SERVICES - 9.0%
Atea ASA (Norway)	2,563	37,506
TeamViewer SE (Germany) (a)	4,407	22,845
TIS, Inc. (Japan)	794	16,968
Sopra Steria Group (France)	102	14,264
Alten SA (France)	122	7,546
DTS Corp. (Japan)	866	5,688
		104,817
TECHNOLOGY HARDWARE & EQUIPMENT - 5.8%
Jenoptik AG (Germany)	878	29,540
Hamamatsu Photonics KK (Japan)	1,977	23,005
Jeol Ltd. (Japan)	389	14,477
		67,022
		171,839
CONSUMER DISCRETIONARY - 13.7%
AUTOMOBILES & COMPONENTS - 7.0%
Pirelli & C SpA (Italy)	3,223	22,304
Aumovio SE (Germany) (a)	551	21,578
Dometic Group AB (Sweden)	7,172	19,842
Autoliv, Inc. (Sweden)	167	17,572
		81,296
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 2.6%
Fielmann Group AG (Germany)	606	$30,856
CONSUMER SERVICES - 2.2%
Wynn Macau Ltd. (China)	29,613	20,843
Minor International PCL (Thailand)	7,671	5,113
		25,956
CONSUMER DURABLES & APPAREL - 1.9%
Ermenegildo Zegna NV (Italy)	2,098	21,860
		159,968
FINANCIALS - 12.6%
FINANCIAL SERVICES - 8.2%
Julius Baer Group Ltd. (Switzerland)	480	35,341
Azimut Holding SpA (Italy)	848	32,238
EFG International AG (Switzerland)	765	16,240
St. James’s Place PLC (United Kingdom)	753	11,885
		95,704
BANKS - 4.4%
iM Financial Group Co. Ltd. (South Korea)	2,436	27,427
BNK Financial Group, Inc. (South Korea)	1,948	23,620
		51,047
		146,751
CONSUMER STAPLES - 7.7%
FOOD, BEVERAGE & TOBACCO - 4.5%
Davide Campari-Milano NV (Italy)	4,171	29,798
Bakkafrost P (Faroe Islands)	485	22,743
		52,541
HOUSEHOLD & PERSONAL PRODUCTS - 2.3%
Kimberly-Clark de Mexico SAB de CV, Class A (Mexico)	11,585	27,425
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.9%
Sugi Holdings Co. Ltd. (Japan)	457	10,070
		90,036
HEALTH CARE - 7.4%
HEALTH CARE EQUIPMENT & SERVICES - 6.5%
Amplifon SpA (Italy)	2,829	31,207
Convatec Group PLC (United Kingdom)	8,797	25,376
Ansell Ltd. (Australia)	986	19,350
		75,933
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.9%
Grifols SA ADR (Spain) (b)	1,311	10,513
		86,446

10  |  Semi-Annual Financial Statements and Other Information:  Oakmark Funds

Oakmark International Small Cap Fund

March 31, 2026 (Unaudited)

Schedule of Investments (in thousands) (continued)

Shares	Value
Par Value	Value
Common stocks - 95.8% (continued)
REAL ESTATE - 5.3%
REAL ESTATE MANAGEMENT & DEVELOPMENT - 5.3%
Colliers International Group, Inc. (Canada)	225	$24,088
Katitas Co. Ltd. (Japan)	1,013	20,301
Ayala Land, Inc. (Philippines)	42,385	11,334
LSL Property Services PLC (United Kingdom)	1,778	5,247
		60,970
MATERIALS - 4.6%
Robertet SA (France)	26	23,920
Lanxess AG (Germany)	1,010	22,326
Essentra PLC (United Kingdom)	4,399	5,264
Kansai Paint Co. Ltd. (Japan)	153	2,286
		53,796
COMMUNICATION SERVICES - 3.6%
MEDIA & ENTERTAINMENT - 2.7%
oOh!media Ltd. (Australia)	24,360	16,000
Megacable Holdings SAB de CV (Mexico)	4,402	15,294
		31,294
TELECOMMUNICATION SERVICES - 0.9%
Sarana Menara Nusantara Tbk. PT (Indonesia)	376,105	10,862
		42,156
Total common stock - 95.8% (Cost $1,054,015)		1,115,578
Preferred stocks - 0.8%
CONSUMER STAPLES - 0.8%
SOFT DRINKS & NON-ALCOHOLIC BEVERAGES - 0.8%
Embotelladora Andina SA (Chile)	2,377	10,056
Total preferred stocks - 0.8% (Cost $6,880)		10,056
Short-term investments - 2.6%
REPURCHASE AGREEMENT - 2.6%
Fixed Income Clearing Corp. Repurchase Agreement, 3.64% dated 3/31/26 due 4/1/26, repurchase price $29,953, collateralized by a United States Treasury Note, 4.125% due 9/30/27, value plus accrued interest of $30,549 (Cost: $29,950)	$29,950	$29,950
Total short-term investments - 2.6% (Cost $29,950)		29,950
TOTAL INVESTMENTS - 99.2% (COST $1,090,845)		1,155,584
Foreign Currencies (Cost $1) - 0.0% (c)		1
Other Assets In Excess of Liabilities - 0.8%		9,317
TOTAL NET ASSETS - 100.0%		$1,164,902
(a)
Non-income producing security.
(b)
Sponsored American Depositary Receipt
(c)
Amount rounds to less than 0.1%.

Semi-Annual Financial Statements and Other Information:  Oakmark Funds  |  11

Oakmark Equity and Income Fund

March 31, 2026 (Unaudited)

Schedule of Investments (in thousands)

Shares	Value
Shares	Value
Common stocks - 56.2%
FINANCIALS - 16.5%
FINANCIAL SERVICES - 9.8%
Intercontinental Exchange, Inc.	739	$116,198
Charles Schwab Corp.	1,103	103,643
Ally Financial, Inc.	2,331	91,461
Capital One Financial Corp.	454	82,732
State Street Corp.	568	71,911
Corebridge Financial, Inc.	2,911	69,461
Nasdaq, Inc.	421	35,756
		571,162
INSURANCE - 5.5%
Reinsurance Group of America, Inc.	584	119,209
Willis Towers Watson PLC	394	114,507
American International Group, Inc.	1,110	83,497
		317,213
BANKS - 1.2%
Bank of America Corp.	1,457	71,035
		959,410
INFORMATION TECHNOLOGY - 8.2%
SOFTWARE & SERVICES - 5.6%
Salesforce, Inc.	644	120,197
Gartner, Inc. (a)	379	60,011
Accenture PLC, Class A	292	57,841
Roper Technologies, Inc.	148	52,407
Adobe, Inc. (a)	154	37,410
		327,866
TECHNOLOGY HARDWARE & EQUIPMENT - 2.6%
CDW Corp.	643	77,816
TE Connectivity PLC	360	75,242
		153,058
		480,924
CONSUMER DISCRETIONARY - 6.7%
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 3.3%
Amazon.com, Inc. (a)	533	111,091
Lithia Motors, Inc.	246	61,506
Genuine Parts Co.	205	21,721
		194,318
CONSUMER SERVICES - 2.1%
Airbnb, Inc., Class A (a)	775	97,867
Wendy’s Co.	3,397	23,612
		121,479
CONSUMER DURABLES & APPAREL - 1.3%
Brunswick Corp.	613	$44,580
NIKE, Inc., Class B	540	28,528
		73,108
		388,905
HEALTH CARE - 6.4%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 3.4%
Merck & Co., Inc.	624	75,085
IQVIA Holdings, Inc. (a)	318	54,215
Charles River Laboratories International, Inc. (a)	246	42,400
ICON PLC (a)	264	29,159
		200,859
HEALTH CARE EQUIPMENT & SERVICES - 3.0%
Zimmer Biomet Holdings, Inc.	829	74,967
GE HealthCare Technologies, Inc.	864	61,471
Centene Corp. (a)	1,171	38,332
		174,770
		375,629
COMMUNICATION SERVICES - 5.8%
MEDIA & ENTERTAINMENT - 4.8%
Alphabet, Inc., Class A (b)	674	193,729
Netflix, Inc. (a)	548	52,661
Warner Music Group Corp., Class A	1,389	35,473
		281,863
TELECOMMUNICATION SERVICES - 1.0%
Comcast Corp., Class A	1,933	55,491
		337,354
INDUSTRIALS - 4.1%
COMMERCIAL & PROFESSIONAL SERVICES - 1.6%
Equifax, Inc.	304	54,813
ABM Industries, Inc.	1,060	40,820
		95,633
CAPITAL GOODS - 1.6%
Masco Corp.	718	43,334
Owens Corning	254	27,466
Allison Transmission Holdings, Inc.	201	23,494
		94,294
TRANSPORTATION - 0.9%
Delta Air Lines, Inc.	748	49,734
		239,661
CONSUMER STAPLES - 3.5%
FOOD, BEVERAGE & TOBACCO - 3.2%
Keurig Dr. Pepper, Inc.	4,805	126,516
Mondelez International, Inc., Class A	1,056	60,879
		187,395

12  |  Semi-Annual Financial Statements and Other Information:  Oakmark Funds

Oakmark Equity and Income Fund

March 31, 2026 (Unaudited)

Schedule of Investments (in thousands) (continued)

Shares	Value
Par Value	Value
Common stocks - 56.2% (continued)
CONSUMER STAPLES - 3.5% (continued)
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.3%
Sysco Corp.	248	$17,718
		205,113
ENERGY - 3.5%
Targa Resources Corp.	300	75,094
ConocoPhillips	551	72,771
Phillips 66 (b)	312	56,749
		204,614
MATERIALS - 1.5%
Glencore PLC	6,722	50,910
Amrize Ltd. (a)	651	36,475
		87,385
Total common stocks - 56.2% (Cost $2,616,729)		3,278,995
	Par Value	Value
Fixed income - 39.9%
CORPORATE BONDS - 17.6%
FINANCIALS - 5.6%
AerCap Ireland Capital DAC/ AerCap Global Aviation Trust 4.75%, due 01/15/33	$16,250	15,794
3.30%, due 01/30/32	10,129	9,199
Ally Financial, Inc. 6.992% (1 day USD SOFR + 3.260%), due 06/13/29 (c)	9,250	9,634
Ally Financial, Inc., Series B 4.70% (5 yr. CMT + 3.868%) (c) (d)	23,750	23,528
Ally Financial, Inc., Series C 4.70% (7 yr. CMT + 3.481%) (c) (d)	2,000	1,857
American Express Co. 4.456% (1 day USD SOFR + .867%), due 02/10/32 (c)	10,000	9,896
Arthur J Gallagher & Co. 5.55%, due 02/15/55	2,000	1,867
Bank of America Corp. 4.623% (1 day USD SOFR + 1.110%), due 05/09/29 (c)	13,575	13,634
Blackstone Private Credit Fund 5.35%, due 03/12/31	10,000	9,498
Capital One Financial Corp. 4.722% (1 day USD SOFR + 1.150%), due 01/30/32 (c)	19,600	19,303
Citadel Securities Global Holdings LLC, 144A 5.75%, due 03/27/36 (e)	17,000	16,775
First Citizens BancShares, Inc. 4.869%(1 day USD SOFR + 1.487%), due 03/03/32 (c)	18,125	17,512
5.60%(5 yr. CMT + 1.850%), due 09/05/35 (c)	13,250	12,950
Global Payments, Inc. 5.55%, due 11/15/35	10,250	9,877
JPMorgan Chase & Co. 4.347% (1 day USD SOFR + .840%), due 01/22/32 (c)	$34,750	$34,260
KKR & Co., Inc. 5.10%, due 08/07/35	19,000	18,381
LPL Holdings, Inc. 5.15%, due 06/15/30	14,225	14,287
Marsh & McLennan Cos., Inc. 4.95%, due 03/15/36	10,100	10,005
Morgan Stanley 4.708% (1 day USD SOFR + 1.195%), due 03/12/32 (c)	16,000	15,892
South State Bank NA 8.375% (3 mo. USD Term SOFR + 4.605%), due 08/15/34 (c)	9,350	9,888
Stifel Financial Corp. 4.00%, due 05/15/30	12,242	11,888
Truist Financial Corp., Series I 4.964% (1 day USD SOFR + 1.395%), due 10/23/36 (c)	10,000	9,686
Wells Fargo & Co. 4.182% (1 day USD SOFR + .740%), due 01/23/30 (c)	20,750	20,566
Willis North America, Inc. 5.90%, due 03/05/54	10,000	9,707
		325,884
CONSUMER DISCRETIONARY - 3.9%
American Honda Finance Corp. 5.15%, due 07/09/32	10,000	10,019
5.10%, due 01/08/36	10,000	9,648
Brunswick Corp. 2.40%, due 08/18/31	35,813	31,054
Carnival Corp., 144A 5.75%, due 08/01/32 (e)	9,750	9,747
Daimler Truck Finance North America LLC, 144A 4.50%, due 04/12/31 (e)	17,850	17,504
Expedia Group, Inc. 4.625%, due 08/01/27	13,576	13,587
General Motors Financial Co., Inc. 5.45%, due 01/08/36	10,000	9,850
Hilton Domestic Operating Co., Inc., 144A 5.50%, due 03/31/34 (e)	9,000	8,793
Hyatt Hotels Corp. 5.75%, due 03/30/32	20,000	20,548
Hyundai Capital America, 144A 5.00%, due 04/07/31 (e)	9,350	9,356
Lithia Motors, Inc., 144A 3.875%, due 06/01/29 (e)	8,540	8,111
4.375%, due 01/15/31 (e)	5,000	4,699
M/I Homes, Inc. 3.95%, due 02/15/30	7,100	6,659
Marriott International, Inc. 4.50%, due 05/01/33	10,000	9,662
Mercedes-Benz Finance North America LLC, 144A 4.50%, due 03/10/31 (e)	10,000	9,874
MGM Resorts International 4.75%, due 10/15/28	13,875	13,616

Semi-Annual Financial Statements and Other Information:  Oakmark Funds  |  13

Oakmark Equity and Income Fund

March 31, 2026 (Unaudited)

Schedule of Investments (in thousands) (continued)

Par Value	Value
Par Value	Value
Fixed income - 39.9% (continued)
CORPORATE BONDS - 17.6% (continued)
Phinia Inc, 144A 6.625%, due 10/15/32 (e)	$6,523	$6,630
QXO Building Products, Inc., 144A 6.75%, due 04/30/32 (e)	13,750	14,025
Thor Industries, Inc., 144A 4.00%, due 10/15/29 (e)	17,250	16,285
		229,667
INDUSTRIALS - 1.6%
AutoNation, Inc. 3.85%, due 03/01/32	4,750	4,417
Carlisle Cos., Inc. 5.55%, due 09/15/40	5,875	5,823
Columbus McKinnon Corp., 144A 7.125%, due 02/01/33 (e)	10,000	9,995
Deere & Co. 5.45%, due 01/16/35	10,000	10,388
Delta Air Lines, Inc. 5.25%, due 07/10/30	13,000	13,086
Hilton Domestic Operating Co., Inc., 144A 3.625%, due 02/15/32 (e)	18,500	16,810
Honeywell Aerospace, Inc, 144A 4.95%, due 03/16/36 (e)	10,000	9,922
Molex Electronic Technologies LLC, 144A 5.25%, due 04/30/32 (e)	7,750	7,852
4.75%, due 04/30/28 (e)	3,000	3,013
United Airlines, Inc., 144A 4.625%, due 04/15/29 (e)	10,000	9,811
		91,117
ENERGY - 1.4%
Aker BP ASA, 144A 4.00%, due 01/15/31 (e)	10,000	9,593
APA Corp. 5.35%, due 07/01/49	10,000	8,427
Expand Energy Corp. 4.75%, due 02/01/32	25,000	24,359
MPLX LP 5.30%, due 04/01/36	10,000	9,857
Patterson-UTI Energy, Inc. 7.15%, due 10/01/33	8,150	8,760
Plains All American Pipeline LP/PAA Finance Corp. 4.70%, due 01/15/31	3,250	3,240
Valero Energy Corp. 5.15%, due 03/10/36	9,500	9,365
Williams Cos., Inc. 5.15%, due 03/15/36	10,000	9,851
		83,452
COMMUNICATION SERVICES - 1.1%
Airbnb, Inc. 5.25%, due 03/16/36	30,000	30,030
Alphabet, Inc. 4.80%, due 02/15/36	10,000	9,957
Amazon.com, Inc. 4.875%, due 03/13/36	10,000	9,909
Meta Platforms, Inc. 5.625%, due 11/15/55	$10,000	$9,374
Vail Resorts, Inc., 144A 5.625%, due 07/15/30 (e)	7,750	7,686
		66,956
REAL ESTATE - 0.9%
Alexandria Real Estate Equities, Inc. 5.25%, due 03/15/36	14,000	13,672
CBRE Services, Inc. 4.90%, due 01/15/33	18,125	17,873
GLP Capital LP/GLP Financing II, Inc. 4.00%, due 01/15/31	9,425	8,912
5.75%, due 06/01/28	4,975	5,051
Omega Healthcare Investors, Inc. 5.20%, due 07/01/30	2,425	2,435
RHP Hotel Properties LP/RHP Finance Corp., 144A 5.75%, due 03/15/34 (e)	4,875	4,811
		52,754
HEALTH CARE - 0.8%
Centene Corp. 3.00%, due 10/15/30	10,000	8,764
Cigna Group 4.875%, due 09/15/32	10,000	9,985
CVS Health Corp. 4.78%, due 03/25/38	20,000	18,431
GE HealthCare Technologies, Inc. 4.95%, due 12/15/35	9,875	9,680
		46,860
MATERIALS - 0.8%
Celanese U.S. Holdings LLC 7.05%, due 11/15/30	7,500	7,928
7.375%, due 02/15/34	2,444	2,504
Glencore Funding LLC, 144A 2.625%, due 09/23/31 (e)	10,000	8,912
LYB International Finance III LLC 5.875%, due 01/15/36	15,000	15,049
Westlake Corp. 6.375%, due 11/15/55	10,000	9,853
5.55%, due 11/15/35	1,850	1,844
		46,090
INFORMATION TECHNOLOGY - 0.8%
Broadcom, Inc. 4.60%, due 07/15/30	7,750	7,789
Oracle Corp. 5.875%, due 09/26/45	9,000	7,765
5.70%, due 02/04/36	5,000	4,807
6.90%, due 11/09/52	4,850	4,579
Salesforce, Inc. 5.55%, due 03/15/36	20,000	19,938
		44,878
UTILITIES - 0.5%
Southern Co., Series 21-A 3.75% (5 yr. CMT + 2.915%), due 09/15/51 (c)	13,750	13,613

14  |  Semi-Annual Financial Statements and Other Information:  Oakmark Funds

Oakmark Equity and Income Fund

March 31, 2026 (Unaudited)

Schedule of Investments (in thousands) (continued)

Par Value	Value
Par Value	Value
Fixed income - 39.9% (continued)
CORPORATE BONDS - 17.6% (continued)
Southern Power Co. 4.90%, due 10/01/35	$4,250	$4,110
Vistra Operations Co. LLC, 144A 4.70%, due 01/31/31 (e)	10,000	9,839
		27,562
CONSUMER STAPLES - 0.2%
Bacardi-Martini BV, 144A 6.00%, due 02/01/35 (e)	11,350	11,491
Total corporate bonds (Cost $1,039,831)		1,026,711
COLLATERALIZED MORTGAGE OBLIGATIONS - 6.4%
Federal Home Loan Mortgage Corp. REMICS, Series 5369-Class Z 6.00%, due 01/25/54	22,850	23,208
Government National Mortgage Association REMICS, Series 2023‑149-Class DZ 5.50%, due 10/20/53	20,553	20,896
Federal Home Loan Mortgage Corp. REMICS, Series 5408-Class QZ 5.50%, due 04/25/54	18,164	18,188
Chase Home Lending Mortgage Trust, Series 2024‑6-Class B1, 144A 7.054%, due 05/25/55 (c) (e)	15,159	15,914
JP Morgan Mortgage Trust, Series 2024‑9-Class B1, 144A 6.962%, due 02/25/55 (c) (e)	13,910	14,711
Government National Mortgage Association REMICS, Seres 2023‑164-Class BZ 6.00%, due 11/20/53	14,079	14,490
JP Morgan Mortgage Trust, Series 2025-NQM5-Class A2, 144A 5.133%, due 05/25/66 (e)	13,391	13,290
JP Morgan Mortgage Trust, Series 2025 NQM4-Class A2, 144A 5.157%, due 03/25/66 (e)	12,985	12,893
Chase Home Lending Mortgage Trust, Series 2024‑1-Class B1, 144A 6.644%, due 01/25/55 (c) (e)	12,305	12,714
JP Morgan Mortgage Trust, Series 2025-NQM3-Class A2, 144A 5.648%, due 11/25/65 (e)	11,584	11,602
Federal National Mortgage Association REMICS, Series 2023‑54-Class GZ 6.50%, due 11/25/53	10,604	11,193
JP Morgan Mortgage Trust, Series 2024‑6-Class B2, 144A 6.889%, due 12/25/54 (c) (e)	10,675	11,139
Federal Home Loan Mortgage Corp. REMICS, Series 5389-Class BZ 5.00%, due 03/25/54	11,331	10,755
Angel Oak Mortgage Trust, Series 2025‑13-Class A2, 144A 5.183%, due 10/25/70 (e)	10,769	10,703
Angel Oak Mortgage Trust, Series 2026‑1-Class A2, 144A 4.971%, due 02/25/71 (e)	$9,781	$9,672
JP Morgan Mortgage Trust, Series 2024‑12-Class B1, 144A 6.597%, due 06/25/55 (c) (e)	9,189	9,536
A&D Mortgage Trust, Series 2025-NQM4-Class A2, 144A 5.479%, due 10/25/70 (e)	9,497	9,464
OBX Trust, Series 2025-NQM23- Class A2, 144A 5.176%, due 10/25/65 (e)	9,405	9,380
Federal Home Loan Mortgage Corp. REMICS, Series 5413-Class Z 5.50%, due 05/25/54	8,883	9,158
A&D Mortgage Trust, Series 2026- NQM2-Class A2, 144A 5.013%, due 03/25/71 (e)	7,960	7,860
JP Morgan Mortgage Trust, Series 2026-NQM1-Class A2, 144A 4.948%, due 06/25/66 (e)	7,849	7,764
Federal National Mortgage Association REMICS, Series 2020‑24-Class AH 1.50%, due 04/25/50	9,830	7,743
Angel Oak Mortgage Trust, Series 2025‑12-Class A2,144A 5.14%, due 12/25/70 (e)	7,725	7,667
GS Mortgage-Backed Securities Trust, Series 2025-PJ6-Class B1, 144A 6.526%, due 11/25/55 (c) (e)	6,925	7,078
JP Morgan Mortgage Trust, Series 2025-9-Class B1, 144A 6.406%, due 03/25/56 (c) (e)	6,713	6,793
JP Morgan Mortgage Trust, Series 2025-CCM1-Class B1, 144A 6.083%, due 06/25/55 (c) (e)	6,733	6,745
JP Morgan Mortgage Trust, Series 2025-CCM2-Class B2, 144A 6.549%, due 09/25/55 (c) (e)	6,039	6,209
Santander Mortgage Asset Receivable Trust, Series 2025- NQM4-Class A2, 144A 5.608%, due 07/25/65 (e)	5,845	5,848
OBX Trust, Series 2025-NQM13- Class A2, 144A 5.614%, due 05/25/65 (e)	5,452	5,462
JP Morgan Mortgage Trust, Series 2025-CCM1-Class B2, 144A 6.083%, due 06/25/55 (c) (e)	4,909	4,887
RCKT Mortgage Trust, Series 2025‑ 1-Class B2A, 144A 6.444%, due 03/25/55 (c) (e)	4,688	4,817
GS Mortgage-Backed Securities Trust, Series 2025-PJ3-Class B2, 144A 6.118%, due 07/25/55 (c) (e)	4,805	4,794
Federal Home Loan Mortgage Corp. REMICS, Series 5020-Class EN 1.50%, due 10/25/50	4,736	3,831
GS Mortgage-Backed Securities Trust, Series 2025-PJ3-Class B1, 144A 6.118%, due 07/25/55 (c) (e)	3,754	3,756

Semi-Annual Financial Statements and Other Information:  Oakmark Funds  |  15

Oakmark Equity and Income Fund

March 31, 2026 (Unaudited)

Schedule of Investments (in thousands) (continued)

Par Value	Value
Par Value	Value
Fixed income - 39.9% (continued)
COLLATERALIZED MORTGAGE OBLIGATIONS - 6.4% (continued)
A&D Mortgage Trust, Series 2025- NQM3-Class A2, 144A 5.577%, due 08/25/70 (e)	$3,685	$3,679
Angel Oak Mortgage Trust, Series 2025‑10-Class A2, 144A 5.163%, due 09/25/70 (e)	3,659	3,635
OBX Trust, Series 2026-NQM2- Class A2, 144A 5.042%, due 12/01/65 (e)	3,445	3,414
Bank, Series 2022-BNK40-Class AS 3.39%, due 03/15/64 (c)	3,500	3,169
Angel Oak Mortgage Trust, Series 2025‑9-Class A2,144A 5.395%, due 08/25/70 (e)	2,941	2,935
OBX Trust, Series 2025-NQM16- Class A2, 144A 5.058%, due 08/25/65 (e)	2,851	2,832
JP Morgan Mortgage Trust, Series 2025‑10-Class B1, 144A 6.391%, due 05/25/56 (c) (e)	2,537	2,539
GS Mortgage-Backed Securities Trust, Series 2025-PJ4-Class B1, 144A 6.436%, due 09/25/55 (c) (e)	1,975	1,991
OBX Trust, Series 2026-NQM3- Class A2, 144A 4.774%, due 01/25/66 (e)	1,977	1,949
OBX Trust, Series 2026-NQM1- Class A2, 144A 5.07%, due 11/25/65 (e)	1,953	1,937
GS Mortgage-Backed Securities Trust, Series 2025-PJ1-Class B2, 144A 6.155%, due 06/25/55 (c) (e)	1,728	1,694
OBX Trust, Series 2025-NQM15- Class A2, 144A 5.396%, due 07/27/65 (e)	812	813
A&D Mortgage Trust, Series 2026- NQM1-Class A2, 144A 5.114%, due 02/25/71 (e)	494	488
Total collateralized mortgage obligations - 6.4% (Cost $368,644)		371,235
MORTGAGE-BACKED SECURITIES - 6.0%
Federal Home Loan Mortgage Corp., Pool SD6595 5.50%, due 10/01/54	36,443	36,990
Federal National Mortgage Association, Pool CB8992 5.50%, due 08/01/54	31,813	32,205
Federal Home Loan Mortgage Corp., Pool SD5400 2.00%, due 01/01/52	36,156	29,476
Federal National Mortgage Association, Pool FA0201 5.50%, due 12/01/54	28,265	28,489
Federal National Mortgage Association, Pool FA1274 2.00%, due 02/01/52	31,597	25,779
Federal Home Loan Mortgage Corp., Pool SD3470 2.50%, due 06/01/52	$29,869	$25,739
Federal National Mortgage Association, Pool BW9842 4.50%, due 09/01/52	24,789	24,133
Federal Home Loan Mortgage Corp., Pool SD6569 5.50%, due 10/01/54	22,457	22,713
Federal Home Loan Mortgage Corp., Pool QJ4474 5.50%, due 09/01/54	18,509	18,761
Federal Home Loan Mortgage Corp., Pool SD4953 2.50%, due 11/01/51	21,644	18,614
Federal Home Loan Mortgage Corp., Pool SD8188 2.00%, due 01/01/52	22,541	18,250
Federal National Mortgage Association, Pool FS9114 5.50%, due 09/01/54	16,643	16,761
Federal National Mortgage Association, Pool CB0830 2.50%, due 06/01/51	18,679	16,083
Federal Home Loan Mortgage Corp., Pool SD6577 5.50%, due 09/01/54	14,979	15,082
Federal National Mortgage Association, Pool BU1118 2.50%, due 10/01/51	14,966	12,825
Federal Home Loan Mortgage Corp., Pool RJ2202 5.50%, due 08/01/54	5,585	5,652
Federal Home Loan Mortgage Corp., Pool SD4990 5.00%, due 10/01/53	5,539	5,487
Total mortgage-backed securities - 6.0% (Cost $347,550)		353,039
GOVERNMENT AND AGENCY SECURITIES - 5.6%
U.S. GOVERNMENT BONDS - 3.2%
U.S. Treasury Bonds 4.50%, due 11/15/54	72,500	67,731
4.75%, due 02/15/45	43,700	42,939
3.625%, due 02/15/53	50,000	40,129
4.625%, due 11/15/44	29,425	28,472
4.75%, due 05/15/55	8,400	8,179
		187,450
U.S. GOVERNMENT NOTES - 2.4%
U.S. Treasury Notes 4.25%, due 05/15/35	70,200	70,013
3.875%, due 06/30/30	25,775	25,736
4.00%, due 07/31/32	20,450	20,347
4.25%, due 08/15/35	15,000	14,944
3.50%, due 11/30/30	8,000	7,853
		138,893
Total government and agency securities (Cost $334,070)		326,343

16  |  Semi-Annual Financial Statements and Other Information:  Oakmark Funds

Oakmark Equity and Income Fund

March 31, 2026 (Unaudited)

Schedule of Investments (in thousands) (continued)

Par Value	Value
Par Value	Value
Fixed income - 39.9% (continued)
ASSET BACKED SECURITIES - 2.7%
Carvana Auto Receivables Trust, Series 2025-P4-Class C, 5.04%, due 04/12/32	$12,000	$11,983
Carvana Auto Receivables Trust, Series 2026-P1-Class N, 144A, 5.39%, due 03/10/34 (e)	10,000	9,999
Exeter Automobile Receivables Trust, Series 2025‑2A-Class D, 5.89%, due 07/15/31	9,000	9,123
Carvana Auto Receivables Trust, Series 2024-P3-Class D, 5.39%, due 09/10/32	8,000	7,944
Sierra Timeshare Receivables Funding LLC, Series 2026‑1A- Class C, 144A, 5.19%, due 12/22/42 (e)	7,800	7,768
CPS Auto Receivables Trust, Series 2024-B-Class E, 144A, 8.36%, due 11/17/31 (e)	7,250	7,530
Exeter Automobile Receivables Trust, Series‑2026‑2A-Class N, 144A, 6.89%, due 11/15/33 (e)	7,107	7,111
Exeter Automobile Receivables Trust, Series 2025‑5A-Class D, 5.16%, due 03/15/32	7,000	6,947
M&T Bank RV Trust, Series 2026‑1A- Class A, 144A, 4.35%, due 01/15/46 (e)	6,221	6,151
Carvana Auto Receivables Trust, Series 2025-P4-Class N, 144A, 5.46%, due 11/10/33 (e)	5,515	5,515
Sierra Timeshare Receivables Funding LLC, Series 2025‑1A- Class D, 144A, 6.86%, due 01/21/42 (e)	5,322	5,353
CPS Auto Receivables Trust, Series 2024-C-Class E, 144A, 8.04%, due 03/15/32 (e)	5,000	5,158
Westlake Automobile Receivables Trust, Series 2025‑2A-Class D, 144A, 5.08%, due 05/15/31 (e)	4,600	4,598
Westlake Automobile Receivables Trust, Series 2026‑1A-Class D, 144A, 4.75%, due 07/15/31 (e)	4,500	4,455
Bridgecrest Lending Auto Securitization Trust, Series 2026‑1- Class D, 4.99%, due 11/17/31	4,500	4,449
Exeter Automobile Receivables Trust, Series 2026‑1A-Class N, 144A, 6.45%, due 08/15/33 (e)	4,000	3,996
Flagship Credit Auto Trust, Series 2022‑1-Class E, 144A, 5.37%, due 06/15/29 (e)	5,494	3,992
Flagship Credit Auto Trust, Series 2022‑4-Class C, 144A, 7.71%, due 10/16/28 (e)	$3,789	$3,827
Exeter Automobile Receivables Trust, Series 2025‑3A-Class D, 5.57%, due 10/15/31	3,500	3,524
Carvana Auto Receivables Trust, Series 2024-P4-Class D, 5.60%, due 12/10/32	3,292	3,295
CPS Auto Receivables Trust, Series 2024-A-Class D, 144A, 6.13%, due 04/15/30 (e)	3,200	3,248
CPS Auto Receivables Trust, Series 2024-A-Class E, 144A, 8.42%, due 08/15/31 (e)	3,100	3,212
CPS Auto Receivables Trust, Series 2022-C-Class E, 144A, 9.08%, due 04/15/30 (e)	3,000	3,128
Santander Drive Auto Receivables Trust, Series 2025‑4-Class D, 4.95%, due 01/15/32	3,000	2,978
Flagship Credit Auto Trust, Series 2022‑3-Class E, 144A, 7.95%, due 10/15/29 (e)	5,500	2,950
Flagship Credit Auto Trust, Series 2021‑2-Class E, 144A, 3.16%, due 09/15/28 (e)	2,600	2,552
Flagship Credit Auto Trust, Series 2023‑2-Class E, 144A, 10.89%, due 07/15/30 (e)	3,500	2,434
Sierra Timeshare Receivables Funding LLC, Series 2024‑1A- Class C, 144A, 5.94%, due 01/20/43 (e)	2,242	2,264
Sierra Timeshare Receivables Funding LLC, Series 2023‑2A- Class C, 144A, 7.30%, due 04/20/40 (e)	2,194	2,257
Sierra Timeshare Receivables Funding LLC, Series 2023‑3A- Class C, 144A, 7.12%, due 09/20/40 (e)	2,099	2,155
Sierra Timeshare Receivables Funding LLC, Series 2024‑3A- Class C, 144A, 5.32%, due 08/20/41 (e)	2,002	1,996
Sierra Timeshare Receivables Funding LLC, Series 2024‑2A- Class D, 144A, 7.48%, due 06/20/41 (e)	1,719	1,739
Carvana Auto Receivables Trust, Series 2024-P2-Class D, 6.10%, due 06/10/31	1,625	1,655
Sierra Timeshare Receivables Funding LLC, Series 2023‑2A- Class D, 144A, 9.72%, due 04/20/40 (e)	1,527	1,597
Sierra Timeshare Receivables Funding LLC, Series 2024‑1A- Class D, 144A, 8.02%, due 01/20/43 (e)	1,096	1,119

Semi-Annual Financial Statements and Other Information:  Oakmark Funds  |  17

Oakmark Equity and Income Fund

March 31, 2026 (Unaudited)

Schedule of Investments (in thousands) (continued)

Par Value	Value
Par Value	Value
Fixed income - 39.9% (continued)
ASSET BACKED SECURITIES - 2.7% (continued)
Carmax Auto Owner Trust, Series 2025‑4-Class D, 5.11%, due 05/17/32	$1,000	$997
Sierra Timeshare Receivables Funding LLC, Series 2022‑2A- Class C, 144A, 6.36%, due 06/20/40 (e)	304	306
Sierra Timeshare Receivables Funding LLC, Series 2022‑2A- Class D, 144A, 9.22%, due 06/20/40 (e)	152	155
Total asset backed securities (Cost $159,209)		159,460
BANK LOANS (f) - 1.6%
CONSUMER DISCRETIONARY - 0.8%
Raising Cane’s Restaurants LLC 2024 Term Loan B 5.668% (1 mo. USD Term SOFR + 2.000%), due 09/18/31 (c)	7,860	7,821
Peer Holding III BV 2025 USD Term Loan B4B 6.20% (3 mo. USD Term SOFR + 2.500%), due 10/28/30 (c)	8,722	8,700
Peer Holding III BV 2025 USD Term Loan B5B 6.20% (3 mo. USD Term SOFR + 2.500%), due 07/01/31 (c)	4,938	4,922
SkyMiles IP Ltd. 2025 Repriced Term Loan B 5.168% (3 mo. USD Term SOFR + 1.500%), due 10/20/28 (c)	3,854	3,866
Peer Holding III BV 2025 USD Term Loan B 5.95% (3 mo. USD Term SOFR + 2.250%), due 09/29/32 (c)	5,000	4,950
Raising Cane’s Restaurants LLC 2025 Term Loan B 5.668% (1 mo. USD Term SOFR + 2.000%), due 11/03/32 (c)	13,466	13,374
		43,633
CONSUMER STAPLES - 0.6%
Wand NewCo 3, Inc. 2025 Repriced Term Loan B 6.168% (1 mo. USD Term SOFR + 2.500%), due 01/30/31 (c)	23,416	23,196
Belron Finance 2019 LLC 2026 Repriced Term Loan B 5.66% (3 mo. USD Term SOFR + 2.000%), due 10/16/31 (c)	13,298	13,285
		36,481
FINANCIALS - 0.1%
Blackstone Mortgage Trust, Inc. 2026 Repriced Term Loan 6.168% (1 mo. USD Term SOFR + 2.500%), due 12/10/30 (c)	$6,620	$6,603
INDUSTRIALS - 0.1%
Clydesdale Acquisition Holdings, Inc. 2025 Term Loan B 6.918% (1 mo. USD Term SOFR + 3.250%), due 04/01/32 (c)	4,948	4,610
Total bank loans (Cost $92,315)		91,327
Total fixed income - 39.9% (Cost $2,341,619)		2,328,115
Total purchased options - 0.1% (Premiums Paid $8,826)		5,430
Short-term investments - 4.0%
REPURCHASE AGREEMENT - 4.0%
Fixed Income Clearing Corp. Repurchase Agreement, 3.64% dated 3/31/26 due 4/1/26, repurchase price $236,371, collateralized by United States Treasury Notes, 3.875% - 4.125% due 9/30/27 - 3/31/28, aggregate value plus accrued interest of $241,074 (Cost: $236,347)	236,347	236,347
Total short-term investments - 4.0% (Cost $236,347)		236,347
TOTAL INVESTMENTS - 100.2% (COST $5,203,521)		5,848,887
Liabilities In Excess of Other Assets - (0.2)%		(13,886)
NET ASSETS - 100.0%		$5,835,001
(a)
Non-income producing security.
(b)
All or a portion of this investment is held in connection with one or more options within the Fund.
(c)
Floating Rate Note. Rate shown is as of March 31, 2026.
(d)
Security is perpetual and has no stated maturity date.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At March 31, 2026, the value of Rule 144A holdings amounted to $586,703 (in thousands) or 10.05% of net assets.
(f)
Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.

Abbreviations:

SOFR: Secured Overnight Financing Rate

18  |  Semi-Annual Financial Statements and Other Information:  Oakmark Funds

Oakmark Equity and Income Fund

March 31, 2026 (Unaudited)

Schedule of Investments (in thousands) (continued)

PURCHASED OPTIONS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount (in thousands)	Market Value (in thousands)	Premiums Paid (in thousands)	Unrealized Gain/(Loss) (in thousands)
CALLS
Elevance Health, Inc.	$300.00	5/15/26	3,400	$99,535	$5,287	$6,010	$(723)
Fiserv, Inc.	65.00	4/17/26	9,500	53,010	143	2,816	(2,673)
$152,545					$5,430	$8,826	$(3,396)

WRITTEN OPTIONS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount (in thousands)	Market Value (in thousands)	Premiums (Received) (in thousands)	Unrealized Gain/(Loss) (in thousands)
CALLS
Alphabet, Inc., Class A	$345.00	5/15/26	(1,700)	$(48,885)	$(174)	$(3,901)	$3,727
Phillips 66	185.00	5/15/26	(1,246)	(22,700)	(1,103)	(931)	(172)
$(71,585)					$(1,277)	$(4,832)	$3,555
PUTS
Elevance Health, Inc.	$280.00	5/15/26	(3,900)	$(114,173)	$(4,758)	$(6,601)	$1,843
Fiserv, Inc.	60.00	4/17/26	(11,750)	(65,565)	(5,699)	(3,108)	(2,591)
$(179,738)					$(10,457)	$(9,709)	$(748)

Semi-Annual Financial Statements and Other Information:  Oakmark Funds  |  19

Oakmark Bond Fund

March 31, 2026 (Unaudited)

Schedule of Investments (in thousands)

Par Value	Value
Par Value	Value
Fixed income - 97.5%
CORPORATE BONDS - 43.9%
FINANCIALS - 11.0%
AerCap Ireland Capital DAC/ AerCap Global Aviation Trust 3.30%, due 01/30/32	$150	$136
Ally Financial, Inc., Series C 4.70% (7 yr. CMT + 3.481%) (a) (b)	1,000	928
Arthur J Gallagher & Co. 5.55%, due 02/15/55	750	700
Blackstone Private Credit Fund 5.35%, due 03/12/31	2,250	2,137
Capital One Financial Corp. 5.399% (1 day USD SOFR + 1.508%), due 01/30/37 (a)	2,500	2,450
Citadel Securities Global Holdings LLC, 144A 5.75%, due 03/27/36 (c)	2,000	1,974
First Citizens BancShares, Inc. 4.869% (1 day USD SOFR + 1.487%), due 03/03/32 (a)	1,500	1,449
Global Payments, Inc. 5.55%, due 11/15/35	2,250	2,168
KKR & Co., Inc. 5.10%, due 08/07/35	2,750	2,660
LPL Holdings, Inc. 5.15%, due 06/15/30	2,000	2,009
Marsh & McLennan Cos., Inc. 4.95%, due 03/15/36	2,000	1,981
Morgan Stanley 4.708% (1 day USD SOFR + 1.195%), due 03/12/32 (a)	1,500	1,490
South State Bank NA 8.375% (3 mo. USD Term SOFR + 4.605%), due 08/15/34 (a)	500	529
Truist Financial Corp., Series I 4.964% (1 day USD SOFR + 1.395%), due 10/23/36 (a)	1,500	1,453
Wells Fargo & Co. 4.182% (1 day USD SOFR + .740%), due 01/23/30 (a)	3,500	3,469
Willis North America, Inc. 5.90%, due 03/05/54	1,750	1,699
		27,232
CONSUMER DISCRETIONARY - 7.5%
American Honda Finance Corp. 5.10%, due 01/08/36	2,000	1,930
Carnival Corp., 144A 5.75%, due 08/01/32 (c)	2,000	1,999
Daimler Truck Finance North America LLC, 144A 4.50%, due 04/12/31 (c)	2,000	1,961
General Motors Financial Co., Inc. 5.45%, due 01/08/36	1,500	1,478
Hyatt Hotels Corp. 5.75%, due 03/30/32	2,000	2,055
Hyundai Capital America, 144A 5.00%, due 04/07/31 (c)	2,000	2,001
Lithia Motors, Inc., 144A 4.375%, due 01/15/31 (c)	$2,000	$1,880
M/I Homes, Inc. 3.95%, due 02/15/30	850	797
Mercedes-Benz Finance North America LLC, 144A 4.50%, due 03/10/31 (c)	2,000	1,975
Phinia Inc, 144A 6.625%, due 10/15/32 (c)	977	993
QXO Building Products, Inc., 144A 6.75%, due 04/30/32 (c)	1,500	1,530
		18,599
COMMUNICATION SERVICES - 5.4%
Airbnb, Inc. 5.25%, due 03/16/36	2,500	2,503
4.65%, due 03/16/31	2,500	2,494
Alphabet, Inc. 4.80%, due 02/15/36	2,000	1,991
Amazon.com, Inc. 4.875%, due 03/13/36	2,500	2,477
Meta Platforms, Inc. 5.625%, due 11/15/55	2,000	1,875
Vail Resorts, Inc., 144A 5.625%, due 07/15/30 (c)	2,000	1,984
		13,324
INDUSTRIALS - 4.0%
AutoNation, Inc. 3.85%, due 03/01/32	1,500	1,395
Carlisle Cos., Inc. 5.55%, due 09/15/40	1,000	991
Delta Air Lines, Inc. 5.25%, due 07/10/30	2,000	2,013
Honeywell Aerospace, Inc, 144A 4.95%, due 03/16/36 (c)	2,000	1,984
Molex Electronic Technologies LLC, 144A 5.25%, due 04/30/32 (c)	2,000	2,026
United Airlines, Inc., 144A 4.625%, due 04/15/29 (c)	1,500	1,472
		9,881
ENERGY - 3.9%
Aker BP ASA, 144A 4.00%, due 01/15/31 (c)	1,500	1,439
APA Corp. 5.35%, due 07/01/49	750	632
Expand Energy Corp. 4.75%, due 02/01/32	1,750	1,705
MPLX LP 5.30%, due 04/01/36	1,500	1,478
Noble Finance II LLC, 144A 8.00%, due 04/15/30 (c)	1,000	1,030
Plains All American Pipeline LP/PAA Finance Corp. 4.70%, due 01/15/31	1,500	1,495
Valero Energy Corp. 5.15%, due 03/10/36	1,000	986
Williams Cos., Inc. 5.15%, due 03/15/36	1,000	985
		9,750

20  |  Semi-Annual Financial Statements and Other Information:  Oakmark Funds

Oakmark Bond Fund

March 31, 2026 (Unaudited)

Schedule of Investments (in thousands) (continued)

Par Value	Value
Par Value	Value
Fixed income - 97.5% (continued)
CORPORATE BONDS - 43.9% (continued)
HEALTH CARE - 3.1%
Baxter International, Inc. 4.90%, due 12/15/30	$1,000	$987
Centene Corp. 3.00%, due 10/15/30	2,500	2,191
CVS Health Corp. 4.78%, due 03/25/38	1,000	921
GE HealthCare Technologies, Inc. 4.95%, due 12/15/35	2,000	1,961
Insulet Corp., 144A 6.50%, due 04/01/33 (c)	1,500	1,531
		7,591
INFORMATION TECHNOLOGY - 2.7%
OAK-Eagle Acquireco, Inc., 144A 7.25%, due 07/01/33 (c)	2,000	2,072
Oracle Corp. 6.90%, due 11/09/52	2,250	2,124
Salesforce, Inc. 5.55%, due 03/15/36	1,500	1,495
6.55%, due 03/15/56	1,000	1,004
		6,695
REAL ESTATE - 2.1%
CBRE Services, Inc. 4.90%, due 01/15/33	2,000	1,972
Omega Healthcare Investors, Inc. 5.20%, due 07/01/30	1,250	1,255
RHP Hotel Properties LP/RHP Finance Corp., 144A 5.75%, due 03/15/34 (c)	2,000	1,974
		5,201
MATERIALS - 1.7%
Celanese U.S. Holdings LLC 7.05%, due 11/15/30	1,313	1,388
7.375%, due 02/15/34	477	489
LYB International Finance III LLC 5.875%, due 01/15/36	1,500	1,505
Westlake Corp. 6.375%, due 11/15/55	1,000	985
		4,367
UTILITIES - 1.6%
Southern Co., Series 21-A 3.75% (5 yr. CMT + 2.915%), due 09/15/51 (a)	1,000	990
Southern Power Co. 4.90%, due 10/01/35	1,500	1,451
Vistra Operations Co. LLC, 144A 4.70%, due 01/31/31 (c)	1,500	1,476
		3,917

CONSUMER STAPLES - 0.9%
Bacardi-Martini BV, 144A 6.00%, due 02/01/35 (c)	$1,050	$1,063
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, 144A 5.625%, due 03/10/37 (c)	1,250	1,254
		2,317
Total corporate bonds (Cost $109,772)		108,874
GOVERNMENT AND AGENCY SECURITIES - 21.6%
U.S. GOVERNMENT NOTES - 11.1%
U.S. Treasury Notes 4.00%, due 01/31/33	6,000	5,954
3.50%, due 11/30/30	6,000	5,890
3.875%, due 07/31/30	4,000	3,993
3.50%, due 02/28/31	4,000	3,922
4.25%, due 08/15/35	2,000	1,993
3.875%, due 12/31/32	2,000	1,971
4.00%, due 11/15/35	2,000	1,951
3.875%, due 06/30/30	1,920	1,917
		27,591
U.S. GOVERNMENT BONDS - 10.5%
U.S. Treasury Bonds 4.625%, due 05/15/54	5,500	5,244
5.00%, due 05/15/45	4,750	4,812
4.625%, due 11/15/44	2,750	2,661
4.75%, due 11/15/43	2,000	1,976
4.75%, due 08/15/55	2,000	1,949
4.125%, due 08/15/44	2,000	1,814
3.00%, due 08/15/52	2,500	1,777
4.75%, due 05/15/55	1,625	1,582
4.375%, due 08/15/43	1,500	1,416
3.625%, due 05/15/53	1,500	1,203
4.125%, due 08/15/53	500	438
3.375%, due 08/15/42	500	418
2.00%, due 11/15/41	500	346
2.00%, due 08/15/51	500	285
		25,921
Total government and agency securities (Cost $55,816)		53,512
COLLATERALIZED MORTGAGE OBLIGATIONS - 13.3%
Federal National Mortgage Association REMICS, Series 2020‑24-Class AH 1.50%, due 04/25/50	3,277	2,581
OBX Trust, Series 2026-NQM1- Class A2, 144A 5.07%, due 11/25/65 (c)	2,442	2,422
JP Morgan Mortgage Trust, Series 2025-CCM1-Class B2, 144A 6.083%, due 06/25/55 (a) (c)	2,274	2,264

Semi-Annual Financial Statements and Other Information:  Oakmark Funds  |  21

Oakmark Bond Fund

March 31, 2026 (Unaudited)

Schedule of Investments (in thousands) (continued)

Par Value	Value
Par Value	Value
Fixed income - 97.5% (continued)
COLLATERALIZED MORTGAGE OBLIGATIONS - 13.3% (continued)
Government National Mortgage Association REMICS, Seres 2023‑164-Class BZ 6.00%, due 11/20/53	$2,070	$2,130
JP Morgan Mortgage Trust, Series 2024‑6-Class B2, 144A 6.889%, due 12/25/54 (a) (c)	1,953	2,038
GS Mortgage-Backed Securities Trust, Series 2025-PJ4-Class B1, 144A 6.436%, due 09/25/55 (a) (c)	1,975	1,991
A&D Mortgage Trust, Series 2026- NQM1-Class A2, 144A 5.114%, due 02/25/71 (c)	1,975	1,953
GS Mortgage-Backed Securities Trust, Series 2025-PJ1-Class B2, 144A 6.155%, due 06/25/55 (a) (c)	1,956	1,917
Angel Oak Mortgage Trust, Series 2025‑12-Class A2,144A 5.14%, due 12/25/70 (c)	1,921	1,906
Federal Home Loan Mortgage Corp. REMICS, Series 5408-Class QZ 5.50%, due 04/25/54	1,666	1,669
Federal Home Loan Mortgage Corp. REMICS, Series 5369-Class Z 6.00%, due 01/25/54	1,144	1,162
JP Morgan Mortgage Trust, Series 2025-CCM2-Class B2, 144A 6.549%, due 09/25/55 (a) (c)	986	1,014
JP Morgan Mortgage Trust, Series 2025 - 9-Class B1, 144A 6.406%, due 03/25/56 (a) (c)	994	1,006
OBX Trust, Series 2026-NQM3- Class A2, 144A 4.774%, due 01/25/66 (c)	989	975
JP Morgan Mortgage Trust, Series 2025-NQM5-Class A2, 144A 5.133%, due 05/25/66 (c)	956	949
A&D Mortgage Trust, Series 2025-NQM3-Class A2, 144A 5.577%, due 08/25/70 (c)	934	933
JP Morgan Mortgage Trust, Series 2025 NQM4-Class A2, 144A 5.157%, due 03/25/66 (c)	927	921
Angel Oak Mortgage Trust, Series 2025‑9-Class A2,144A 5.395%, due 08/25/70 (c)	919	917
Santander Mortgage Asset Receivable Trust, Series 2025- NQM4-Class A2, 144A 5.608%, due 07/25/65 (c)	899	900
JP Morgan Mortgage Trust, Series 2025-NQM3-Class A2, 144A 5.648%, due 11/25/65 (c)	858	859
OBX Trust, Series 2025-NQM15- Class A2, 144A 5.396%, due 07/27/65 (c)	812	813
Chase Home Lending Mortgage Trust, Series 2024‑1-Class B1, 144A 6.644%, due 01/25/55 (a) (c)	775	801
OBX Trust, Series 2025-NQM13- Class A2, 144A 5.614%, due 05/25/65 (c)	$779	$780
Total collateralized mortgage obligations (Cost $32,811)		32,901
ASSET BACKED SECURITIES - 10.5%
Exeter Automobile Receivables Trust, Series 2026‑1A-Class N, 144A, 6.45%, due 08/15/33 (c)	2,000	1,998
Carvana Auto Receivables Trust, Series 2025-P4-Class C, 5.04%, due 04/12/32	2,000	1,997
Sierra Timeshare Receivables Funding LLC, Series 2026‑1A- Class C, 144A, 5.19%, due 12/22/42 (c)	2,000	1,992
Santander Drive Auto Receivables Trust, Series 2025‑4-Class D, 4.95%, due 01/15/32	2,000	1,985
M&T Bank RV Trust, Series 2026‑1A- Class A, 144A, 4.35%, due 01/15/46 (c)	1,914	1,892
Carvana Auto Receivables Trust, Series 2024-P3-Class D, 5.39%, due 09/10/32	1,320	1,311
Carvana Auto Receivables Trust, Series 2024-P4-Class D, 5.60%, due 12/10/32	1,250	1,251
Flagship Credit Auto Trust, Series 2023‑2-Class E, 144A, 10.89%, due 07/15/30 (c)	1,500	1,043
CPS Auto Receivables Trust, Series 2024-C-Class E, 144A, 8.04%, due 03/15/32 (c)	1,000	1,032
Carvana Auto Receivables Trust, Series 2024-P2-Class D, 6.10%, due 06/10/31	1,000	1,019
Exeter Automobile Receivables Trust, Series 2025‑2A-Class D, 5.89%, due 07/15/31	1,000	1,014
Carmax Auto Owner Trust, Series 2025‑4-Class D, 5.11%, due 05/17/32	1,000	997
Exeter Automobile Receivables Trust, Series 2025‑5A-Class D, 5.16%, due 03/15/32	1,000	992
Bridgecrest Lending Auto Securitization Trust, Series 2026‑1- Class D, 4.99%, due 11/17/31	1,000	989
Flagship Credit Auto Trust, Series 2021‑2-Class E, 144A, 3.16%, due 09/15/28 (c)	1,000	982
Flagship Credit Auto Trust, Series 2022‑4-Class C, 144A, 7.71%, due 10/16/28 (c)	947	957
CPS Auto Receivables Trust, Series 2022-C-Class E, 144A, 9.08%, due 04/15/30 (c)	750	782

22  |  Semi-Annual Financial Statements and Other Information:  Oakmark Funds

Oakmark Bond Fund

March 31, 2026 (Unaudited)

Schedule of Investments (in thousands) (continued)

Par Value	Value
Par Value	Value
Fixed income - 97.5% (continued)
ASSET BACKED SECURITIES - 10.5% (continued)
Flagship Credit Auto Trust, Series 2022‑1-Class E, 144A, 5.37%, due 06/15/29 (c)	$750	$545
Sierra Timeshare Receivables Funding LLC, Series 2025‑1A- Class D, 144A, 6.86%, due 01/21/42 (c)	532	535
Westlake Automobile Receivables Trust, Series 2026‑1A-Class D, 144A, 4.75%, due 07/15/31 (c)	500	495
Sierra Timeshare Receivables Funding LLC, Series 2023‑2A- Class C, 144A, 7.30%, due 04/20/40 (c)	468	481
Flagship Credit Auto Trust, Series 2023‑1-Class B, 144A, 5.05%, due 01/18/28 (c)	474	475
Sierra Timeshare Receivables Funding LLC, Series 2024‑3A- Class C, 144A, 5.32%, due 08/20/41 (c)	431	429
Sierra Timeshare Receivables Funding LLC, Series 2023‑2A- Class D, 144A, 9.72%, due 04/20/40 (c)	264	276
Sierra Timeshare Receivables Funding LLC, Series 2024‑2A- Class D, 144A, 7.48%, due 06/20/41 (c)	248	251
Flagship Credit Auto Trust, Series 2023‑3-Class C, 144A, 6.01%, due 07/16/29 (c)	220	222
Sierra Timeshare Receivables Funding LLC, Series 2022‑2A- Class D, 144A, 9.22%, due 06/20/40 (c)	114	116
Total asset backed securities (Cost $26,132)		26,058
MORTGAGE-BACKED SECURITIES - 4.8%
Federal Home Loan Mortgage Corp., Pool SD6595 5.50%, due 10/01/54	3,052	3,098
Federal Home Loan Mortgage Corp., Pool SD3470 2.50%, due 06/01/52	3,211	2,767
Federal National Mortgage Association, Pool FA0201 5.50%, due 12/01/54	1,824	1,838
Federal Home Loan Mortgage Corp., Pool SD6569 5.50%, due 10/01/54	1,727	1,747
Federal National Mortgage Association, Pool CB0830 2.50%, due 06/01/51	1,710	1,473
Federal National Mortgage Association, Pool FS8007 5.50%, due 06/01/54	$838	$849
Total mortgage-backed securities (Cost $11,620)		11,772
BANK LOANS (d) - 3.4%
CONSUMER DISCRETIONARY - 1.3%
SkyMiles IP Ltd. 2025 Repriced Term Loan B 5.168% (3 mo. USD Term SOFR + 1.500%), due 10/20/28 (a)	275	276
Raising Cane’s Restaurants LLC 2025 Term Loan B 5.668% (1 mo. USD Term SOFR + 2.000%), due 11/03/32 (a)	1,496	1,486
Peer Holding III BV 2025 USD Term Loan B4B 6.20% (3 mo. USD Term SOFR + 2.500%), due 10/28/30 (a)	1,470	1,466
		3,228
CONSUMER STAPLES - 1.1%
Wand NewCo 3, Inc. 2025 Repriced Term Loan B 6.168% (1 mo. USD Term SOFR + 2.500%), due 01/30/31 (a)	1,405	1,392
Belron Finance 2019 LLC 2026 Repriced Term Loan B 5.66% (3 mo. USD Term SOFR + 2.000%), due 10/16/31 (a)	1,478	1,476
		2,868
INDUSTRIALS - 0.6%
Clydesdale Acquisition Holdings, Inc. 2025 Term Loan B 6.918% (1 mo. USD Term SOFR + 3.250%), due 04/01/32 (a)	1,485	1,383
FINANCIALS - 0.4%
Blackstone Mortgage Trust, Inc. 2026 Repriced Term Loan 6.168% (1 mo. USD Term SOFR + 2.500%), due 12/10/30 (a)	993	991
Total bank loans (Cost $8,584)		8,470
Total fixed income - 97.5% (Cost $244,735)		241,587

Semi-Annual Financial Statements and Other Information:  Oakmark Funds  |  23

Oakmark Bond Fund

March 31, 2026 (Unaudited)

Schedule of Investments (in thousands) (continued)

Par Value	Value
Short-term investments - 1.7%
REPURCHASE AGREEMENT - 1.7%
Fixed Income Clearing Corp. Repurchase Agreement, 3.64% dated 3/31/26 due 4/1/26, repurchase price $4,187, collateralized by a United States Treasury Note, 4.375% due 7/15/27, value plus accrued interest of $4,270 (Cost: $4,186)	$4,186	$4,186
Total short-term investments - 1.7% (Cost $4,186)		4,186
TOTAL INVESTMENTS - 99.2% (COST $248,921)		245,773
Other Assets In Excess of Liabilities - 0.8%		2,001
NET ASSETS - 100.0%		$247,774
(a)
Floating Rate Note. Rate shown is as of March 31, 2026.
(b)
Security is perpetual and has no stated maturity date.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At March 31, 2026, the value of Rule 144A holdings amounted to $73,480 (in thousands) or 29.66% of Net Assets.
(d)
Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.

Abbreviations:

SOFR: Secured Overnight Financing Rate

24  |  Semi-Annual Financial Statements and Other Information:  Oakmark Funds

Oakmark Funds

March 31, 2026 (Unaudited)

Statement of Assets and Liabilities (in thousands except per share amounts)

Oakmark Fund			Oakmark Select Fund		Oakmark Global Fund
Assets
Investments in unaffiliated securities, at value (a)	$24,577,975		$7,239,375		$1,030,890
Investments in affiliated securities, at value (b)	0		326,908		0
Cash	0	(c)	0	(c)	0
Foreign currency, at value (d)	0		0		1
Receivable for:
Fund shares sold	15,092		8,309		72
Dividends and interest from unaffiliated securities (Net of foreign tax withheld)	18,031		4,571		1,121
Tax reclaim from unaffiliated securities	0		0		3,397
Total receivables	33,123		12,880		4,591
Other assets	93		31		6
Total assets	$24,611,191		$7,579,194		$1,035,487
Liabilities and net assets
Payable for:
Due to custodian	$0		$0		$3
Securities purchased	144,364		0		0
Fund shares redeemed	20,843		4,885		617
Options written, at value	66	(e)	256	(e)	0
Investment advisory fee	2,747		1,021		157
Other shareholder servicing fees	1,744		1,094		51
Transfer and dividend disbursing agent fees	192		94		41
Trustee fees	37		11		2
Deferred trustee compensation	2,614		1,070		577
Other	3,899		827		272
Total liabilities	176,506		9,258		1,720
Net assets applicable to Fund shares outstanding	$24,434,685		$7,569,936		$1,033,767
Analysis of net assets
Paid in capital	$19,642,664		$6,816,508		$870,296
Distributable earnings	4,792,021		753,428		163,471
Net assets applicable to Fund shares outstanding	$24,434,685		$7,569,936		$1,033,767
Price of shares
Net asset value, offering and redemption price per share:
Investor Class	$167.84		$83.93		$36.89
Investor Class—Net assets	$9,448,248		$1,562,389		$472,039
Investor Class—Shares outstanding (Unlimited shares authorized)	56,294		18,615		12,797
Net asset value, offering and redemption price per share:
Advisor Class	$167.85	(f)	$83.76		$36.86
Advisor Class—Net assets	$3,780,626		$4,452,052		$164,967
Advisor Class—Shares outstanding (Unlimited shares authorized)	22,523		53,152		4,475
Net asset value, offering and redemption price per share:
Institutional Class	$167.89		$83.88		$36.86
Institutional Class—Net assets	$8,463,066		$825,077		$306,907
Institutional Class—Shares outstanding (Unlimited shares authorized)	50,407		9,836		8,326
Net asset value, offering and redemption price per share:
R6 Class	$167.96		$83.89		$36.85	(f)
R6 Class—Net assets	$2,742,745		$730,418		$89,854
R6 Class—Shares outstanding (Unlimited shares authorized)	16,330		8,707		2,439
(a) Identified cost of investments in unaffiliated securities.	$20,549,280		$6,183,807		$938,198
(b) Identified cost of investments in affiliated securities.	$0		$303,728		$0
(c)	Amount rounds to less than $1,000.
(d) Identified cost of foreign currency.	$0		$0		$1
(e)	Written options premiums received of $8,308 and $5,737 (in thousands) for the Oakmark Fund and the Oakmark Select Fund, respectively.
(f)	Net assets have been rounded for presentation purposes. The net asset value per share shown is as reported on March 31, 2026.

See accompanying Notes to Financial Statements.

Semi-Annual Financial Statements and Other Information:  Oakmark Funds  |  25

Oakmark Funds

March 31, 2026 (Unaudited)

Statement of Assets and Liabilities (in thousands except per share amounts) (continued)

Oakmark Global Select Fund			Oakmark International Fund		Oakmark International Small Cap Fund
Assets
Investments in unaffiliated securities, at value (a)	$883,253		$12,569,467		$1,155,584
Cash	0		0		0	(b)
Foreign currency, at value (c)	1		0	(b)	1
Receivable for:
Securities sold	0		63,494		5,138
Fund shares sold	890		6,896		694
Dividends and interest from unaffiliated securities (Net of foreign tax withheld)	6		12,076		3,931
Forward foreign currency contracts	0		0		0
Tax reclaim from unaffiliated securities	2,568		45,755		5,257
Total receivables	3,465		128,221		15,021
Other assets	5		59		6
Total assets	$886,723		$12,697,747		$1,170,611
Liabilities and net assets
Payable for:
Due to custodian	$3		$5		$0
Securities purchased	0		19,443		2,853
Fund shares redeemed	769		23,987		1,671
Investment advisory fee	130		1,752		217
Other shareholder servicing fees	90		1,137		95
Transfer and dividend disbursing agent fees	16		69		19
Trustee fees	2		19		2
Deferred trustee compensation	479		3,331		565
Other	251		4,193		287
Total liabilities	1,740		53,936		5,709
Net assets applicable to Fund shares outstanding	$884,983		$12,643,811		$1,164,902
Analysis of net assets
Paid in capital	$864,931		$12,646,054		$1,052,776
Distributable earnings	20,052		(2,243)		112,126
Net assets applicable to Fund shares outstanding	$884,983		$12,643,811		$1,164,902
Price of shares
Net asset value, offering and redemption price per share:
Investor Class	$24.21		$30.41		$20.14
Investor Class—Net assets	$265,127		$3,438,108		$311,935
Investor Class—Shares outstanding (Unlimited shares authorized)	10,951		113,065		15,492
Net asset value, offering and redemption price per share:
Advisor Class	$24.18	(d)	$30.33		$20.13	(d)
Advisor Class—Net assets	$129,910		$1,373,994		$170,165
Advisor Class—Shares outstanding (Unlimited shares authorized)	5,374		45,297		8,451
Net asset value, offering and redemption price per share:
Institutional Class	$24.17		$30.32		$20.07
Institutional Class—Net assets	$360,584		$4,877,049		$531,915
Institutional Class—Shares outstanding (Unlimited shares authorized)	14,917		160,829		26,503
Net asset value, offering and redemption price per share:
R6 Class	$24.18		$30.33		$20.07	(d)
R6 Class—Net assets	$129,362		$2,954,660		$150,887
R6 Class—Shares outstanding (Unlimited shares authorized)	5,350		97,419		7,521
(a) Identified cost of investments in unaffiliated securities.	$803,778		$11,618,597		$1,090,845
(b)	Amount rounds to less than $1,000.
(c) Identified cost of foreign currency.	$1		$0	(b)	$1
(d)	Net assets have been rounded for presentation purposes. The net asset value per share shown is as reported on March 31, 2026.

See accompanying Notes to Financial Statements.

26  |  Semi-Annual Financial Statements and Other Information:  Oakmark Funds

Oakmark Funds

March 31, 2026 (Unaudited)

Statement of Assets and Liabilities (in thousands except per share amounts) (continued)

Oakmark Equity and Income Fund			Oakmark Bond Fund
Assets
Investments in unaffiliated securities, at value (a)	$5,848,887		$245,773
Cash	1		0	(b)
Receivable for:
Securities sold	10,854		3,031
Fund shares sold	1,370		3,513
Dividends and interest from unaffiliated securities (Net of foreign tax withheld)	21,433		2,079
Tax reclaim from unaffiliated securities	1,040		0
Total receivables	34,698		8,623
Other assets	28		1
Total assets	$5,883,613		$254,397
Liabilities and net assets
Payable for:
Securities purchased	27,517		6,245
Fund shares redeemed	4,529		76
Options written, at value	11,734	(c)	0
Investment advisory fee	591		21
Other shareholder servicing fees	517		25
Transfer and dividend disbursing agent fees	113		1
Trustee fees	10		0	(b)
Deferred trustee compensation	2,014		156
Other	1,587		99
Total liabilities	48,612		6,623
Net assets applicable to Fund shares outstanding	$5,835,001		$247,774
Analysis of net assets
Paid in capital	$5,034,978		$257,718
Distributable earnings	800,023		(9,944)
Net assets applicable to Fund shares outstanding	$5,835,001		$247,774
Price of shares
Net asset value, offering and redemption price per share:
Investor Class	$37.60		$8.91
Investor Class—Net assets	$3,637,434		$23,698
Investor Class—Shares outstanding (Unlimited shares authorized)	96,737		2,661
Net asset value, offering and redemption price per share:
Advisor Class	$37.56		$8.93
Advisor Class—Net assets	$685,303		$78,572
Advisor Class—Shares outstanding (Unlimited shares authorized)	18,247		8,798
Net asset value, offering and redemption price per share:
Institutional Class	$37.55		$8.93
Institutional Class—Net assets	$1,146,850		$17,449
Institutional Class—Shares outstanding (Unlimited shares authorized)	30,544		1,955
Net asset value, offering and redemption price per share:
R6 Class	$37.54		$8.93
R6 Class—Net assets	$365,414		$128,055
R6 Class—Shares outstanding (Unlimited shares authorized)	9,734		14,345
(a) Identified cost of investments in unaffiliated securities.	$5,203,521		$248,921
(b)	Amount rounds to less than $1,000.
(c)	Written options premiums received of $14,541 (in thousands) for the Oakmark Equity and Income Fund.

See accompanying Notes to Financial Statements.

Semi-Annual Financial Statements and Other Information:  Oakmark Funds  |  27

Oakmark Funds

Statements of Operations March 31, 2026 (Unaudited) (in thousands)

Oakmark Fund		Oakmark Select Fund	Oakmark Global Fund
Investment Income:
Dividends from unaffiliated securities	$193,432	$37,803	$7,247
Dividends from affiliated securities	0	1,440	0
Interest income from unaffiliated securities	22,760	8,853	526
Other income	548	203	3
Foreign taxes withheld	0	0	(152)
Total investment income	216,740	48,299	7,624
Expenses:
Investment advisory fee	73,743	27,573	4,453
Transfer and dividend disbursing agent fees	466	220	92
Other shareholder servicing fees—Investor Class	2,846	531	130
Other shareholder servicing fees—Advisor Class	1,808	3,074	57
Other shareholder servicing fees—Institutional Class	2,385	122	54
Service fee—Investor Class	10,577	1,600	463
Reports to shareholders	379	207	17
Custody and accounting fees	182	76	59
Registration and blue sky expenses	137	60	41
Trustees fees	588	181	19
Legal fees	304	99	19
Audit and tax services fees	31	30	30
Other	376	145	62
Total expenses	93,822	33,918	5,496
Net expenses	93,822	33,918	5,496
Net investment income	$122,918	$14,381	$2,128
Net realized and unrealized gain (loss):
Net realized gain (loss) on:
Unaffiliated investments	400,933	(169,403)	16,537
Unaffiliated in-kind transactions	1,454,087	612,809	83,833
Foreign currency transactions	0	0	(121)
Purchased options	(28,369)	(10,716)	0
Written options	44,318	(2,111)	0
Net realized gain	1,870,969	430,579	100,249
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(1,412,544)	(381,005)	(106,037)
Affiliated investments	0	(86,768)	0
Foreign currency translation	0	0	(35)
Written options	8,723	5,481	0
Net change in unrealized (depreciation)	(1,403,821)	(462,292)	(106,072)
Net realized and unrealized gain (loss)	467,148	(31,713)	(5,823)
Net increase (decrease) in net assets resulting from operations	$590,066	$(17,332)	$(3,695)

See accompanying Notes to Financial Statements.

28  |  Semi-Annual Financial Statements and Other Information:  Oakmark Funds

Oakmark Funds

Statements of Operations March 31, 2026 (Unaudited) (in thousands) (continued)

Oakmark Global Select Fund		Oakmark International Fund		Oakmark International Small Cap Fund
Investment Income:
Dividends from unaffiliated securities	$6,685	$92,490		$10,511
Interest income from unaffiliated securities	784	6,599		689
Other income	2	28		2
Foreign taxes withheld	(25)	(6,753)		(765)
Total investment income	7,446	92,364		10,437
Expenses:
Investment advisory fee	3,802	52,158		6,319
Transfer and dividend disbursing agent fees	35	193		41
Other shareholder servicing fees—Investor Class	91	1,302		108
Other shareholder servicing fees—Advisor Class	85	854		109
Other shareholder servicing fees—Institutional Class	129	1,346		112
Service fee—Investor Class	299	4,282		334
Reports to shareholders	14	421		27
Custody and accounting fees	49	448		127
Registration and blue sky expenses	36	96		48
Trustees fees	18	300		23
Legal fees	17	194		23
Audit and tax services fees	30	57		37
Other	59	240		62
Total expenses	4,664	61,891		7,370
Net expenses	4,664	61,891		7,370
Net investment income	$2,782	$30,473		$3,067
Net realized and unrealized gain (loss):
Net realized gain (loss) on:
Unaffiliated investments	(10,918)	1,215,140	(a)	56,895
Unaffiliated in-kind transactions	44,953	56,286		0
Foreign currency transactions	(20)	(2,261)		(191)
Net realized gain	34,015	1,269,165		56,704
Net change in unrealized depreciation on:
Unaffiliated investments	(85,890)	(1,479,880	)(b)	(144,357)
Foreign currency translation	(20)	(2,159)		(135)
Net change in unrealized (depreciation)	(85,910)	(1,482,039)		(144,492)
Net realized and unrealized loss	(51,895)	(212,874)		(87,788)
Net (decrease) in net assets resulting from operations	$(49,113)	$(182,401)		$(84,721)
(a)
Net of capital gain withholding taxes of $1,335 (in thousands) for the Oakmark International Fund.
(b)
Includes net change in capital gain withholding taxes of $763 (in thousands) for the Oakmark International Fund.

See accompanying Notes to Financial Statements.

Semi-Annual Financial Statements and Other Information:  Oakmark Funds  |  29

Oakmark Funds

Statements of Operations March 31, 2026 (Unaudited) (in thousands) (continued)

Oakmark Equity and Income Fund		Oakmark Bond Fund
Investment Income:
Dividends from unaffiliated securities	$28,612	$0
Interest income from unaffiliated securities	64,684	5,878
Other income	4	0
Total investment income	93,300	5,878
Expenses:
Investment advisory fee	16,291	436
Transfer and dividend disbursing agent fees	253	4
Other shareholder servicing fees—Investor Class	1,336	2
Other shareholder servicing fees—Advisor Class	213	53
Other shareholder servicing fees—Institutional Class	198	8
Service fee—Investor Class	4,173	14
Reports to shareholders	77	9
Custody and accounting fees	108	62
Registration and blue sky expenses	51	37
Trustees fees	117	5
Legal fees	79	8
Audit and tax services fees	30	29
Other	129	25
Total expenses	23,055	692
Advisory fee waiver / Expense Reimbursement from Advisor	0	(184)
Net expenses	23,055	508
Net investment income	$70,245	$5,370
Net realized and unrealized gain (loss):
Net realized gain (loss) on:
Unaffiliated investments	910	1,799
Unaffiliated in-kind transactions	292,138	0
Foreign currency transactions	(16)	0
Written options	2,390	0
Net realized gain	295,422	1,799
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(353,692)	(4,986)
Purchased options	(3,396)	0
Written options	2,186	0
Net change in unrealized (depreciation)	(354,902)	(4,986)
Net realized and unrealized loss	(59,480)	(3,187)
Net increase in net assets resulting from operations	$10,765	$2,183

See accompanying Notes to Financial Statements.

30  |  Semi-Annual Financial Statements and Other Information:  Oakmark Funds

Oakmark Funds

Statements of Changes in Net Assets (in thousands)

	Oakmark Fund
Six Months Ended March 31, 2026 (Unaudited)		Year Ended September 30, 2025
From Operations:
Net investment income	$122,918	$290,626
Net realized gain	1,870,969	2,223,370
Net change in unrealized appreciation (depreciation)	(1,403,821)	16,898
Net increase in net assets from operations	590,066	2,530,894
Distributions to shareholders from:
Distributions to shareholders—Investor Class	(92,489)	(111,179)
Distributions to shareholders—Advisor Class	(44,399)	(36,322)
Distributions to shareholders—Institutional Class	(99,092)	(102,858)
Distributions to shareholders—R6 Class	(34,023)	(39,643)
Total distributions to shareholders	(270,003)	(290,002)
From Fund share transactions:
Proceeds from shares sold—Investor Class	413,084	1,118,738
Proceeds from shares sold—Advisor Class	454,484	1,275,614
Proceeds from shares sold—Institutional Class	881,808	1,744,199
Proceeds from shares sold—R6 Class	2,988,913	6,755,802
Reinvestment of distributions—Investor Class	89,769	108,169
Reinvestment of distributions—Advisor Class	43,504	35,265
Reinvestment of distributions—Institutional Class	85,897	87,594
Reinvestment of distributions—R6 Class	31,030	32,055
Payment for shares redeemed—Investor Class	(1,082,260)	(2,360,307)
Payment for shares redeemed—Advisor Class	(551,118)	(611,179)
Payment for shares redeemed—Institutional Class	(914,859)	(1,594,270)
Payment for shares redeemed—R6 Class	(3,071,372)	(7,164,675)
Net decrease in net assets from Fund share transactions	(631,120)	(572,995)
Total increase (decrease) in net assets	(311,057)	1,667,897
Net assets:
Beginning of period	24,745,742	23,077,845
End of period	$24,434,685	$24,745,742

See accompanying Notes to Financial Statements.

Semi-Annual Financial Statements and Other Information:  Oakmark Funds  |  31

Oakmark Funds

Statements of Changes in Net Assets (in thousands) (continued)

	Oakmark Fund (continued)
Six Months Ended March 31, 2026 (Unaudited)		Year Ended September 30, 2025
Fund share transactions—Investor Class:
Shares sold	2,446	7,192
Shares issued in reinvestment of dividends	517	687
Less shares redeemed	(6,384)	(15,022)
Net decrease in shares outstanding	(3,421)	(7,143)
Fund share transactions—Advisor Class:
Shares sold	2,676	7,995
Shares issued in reinvestment of dividends	250	224
Less shares redeemed	(3,225)	(3,889)
Net increase (decrease) in shares outstanding	(299)	4,330
Fund share transactions—Institutional Class:
Shares sold	5,214	11,114
Shares issued in reinvestment of dividends	495	557
Less shares redeemed	(5,371)	(10,385)
Net increase in shares outstanding	338	1,286
Fund share transactions—R6 Class:
Shares sold	17,769	42,881
Shares issued in reinvestment of dividends	179	204
Less shares redeemed	(18,215)	(45,353)
Net decrease in shares outstanding	(267)	(2,268)

See accompanying Notes to Financial Statements.

32  |  Semi-Annual Financial Statements and Other Information:  Oakmark Funds

Oakmark Funds

Statements of Changes in Net Assets (in thousands) (continued)

	Oakmark Select Fund
Six Months Ended March 31, 2026 (Unaudited)		Year Ended September 30, 2025
From Operations:
Net investment income	$14,381	$42,069
Net realized gain	430,579	882,080
Net change in unrealized (depreciation)	(462,292)	(130,346)
Net increase (decrease) in net assets from operations	(17,332)	793,803
Distributions to shareholders from:
Distributions to shareholders—Investor Class	(6,926)	(5,609)
Distributions to shareholders—Advisor Class	(24,611)	(16,442)
Distributions to shareholders—Institutional Class	(5,512)	(4,278)
Distributions to shareholders—R6 Class	(4,954)	(3,672)
Total distributions to shareholders	(42,003)	(30,001)
From Fund share transactions:
Proceeds from shares sold—Investor Class	15,260	51,826
Proceeds from shares sold—Advisor Class	509,484	868,177
Proceeds from shares sold—Institutional Class	66,225	130,296
Proceeds from shares sold—R6 Class	1,447,379	2,581,373
Reinvestment of distributions—Investor Class	6,714	5,451
Reinvestment of distributions—Advisor Class	24,474	16,323
Reinvestment of distributions—Institutional Class	5,031	3,896
Reinvestment of distributions—R6 Class	4,541	3,367
Payment for shares redeemed—Investor Class	(153,951)	(308,101)
Payment for shares redeemed—Advisor Class	(320,700)	(566,976)
Payment for shares redeemed—Institutional Class	(84,077)	(126,969)
Payment for shares redeemed—R6 Class	(1,420,911)	(2,566,817)
Net increase in net assets from Fund share transactions	99,469	91,846
Total increase in net assets	40,134	855,648
Net assets:
Beginning of period	7,529,802	6,674,154
End of period	$7,569,936	$7,529,802

See accompanying Notes to Financial Statements.

Semi-Annual Financial Statements and Other Information:  Oakmark Funds  |  33

Oakmark Funds

Statements of Changes in Net Assets (in thousands) (continued)

	Oakmark Select Fund (continued)
Six Months Ended March 31, 2026 (Unaudited)		Year Ended September 30, 2025
Fund share transactions—Investor Class:
Shares sold	175	646
Shares issued in reinvestment of dividends	73	65
Less shares redeemed	(1,749)	(3,809)
Net decrease in shares outstanding	(1,501)	(3,098)
Fund share transactions—Advisor Class:
Shares sold	5,853	10,774
Shares issued in reinvestment of dividends	266	195
Less shares redeemed	(3,651)	(7,036)
Net increase in shares outstanding	2,468	3,933
Fund share transactions—Institutional Class:
Shares sold	746	1,598
Shares issued in reinvestment of dividends	55	46
Less shares redeemed	(958)	(1,562)
Net increase (decrease) in shares outstanding	(157)	82
Fund share transactions—R6 Class:
Shares sold	16,656	31,875
Shares issued in reinvestment of dividends	49	40
Less shares redeemed	(16,408)	(31,717)
Net increase in shares outstanding	297	198

See accompanying Notes to Financial Statements.

34  |  Semi-Annual Financial Statements and Other Information:  Oakmark Funds

Oakmark Funds

Statements of Changes in Net Assets (in thousands) (continued)

	Oakmark Global Fund
Six Months Ended March 31, 2026 (Unaudited)		Year Ended September 30, 2025
From Operations:
Net investment income	$2,128	$13,835
Net realized gain	100,249	139,206
Net change in unrealized (depreciation)	(106,072)	(68,292)
Net increase (decrease) in net assets from operations	(3,695)	84,749
Distributions to shareholders from:
Distributions to shareholders—Investor Class	(5,884)	(6,290)
Distributions to shareholders—Advisor Class	(2,289)	(1,760)
Distributions to shareholders—Institutional Class	(4,304)	(4,336)
Distributions to shareholders—R6 Class	(1,522)	(1,616)
Total distributions to shareholders	(13,999)	(14,002)
From Fund share transactions:
Proceeds from shares sold—Investor Class	4,938	24,359
Proceeds from shares sold—Advisor Class	23,242	42,364
Proceeds from shares sold—Institutional Class	23,552	17,389
Proceeds from shares sold—R6 Class	177,635	345,927
Reinvestment of distributions—Investor Class	5,705	6,123
Reinvestment of distributions—Advisor Class	2,192	1,664
Reinvestment of distributions—Institutional Class	4,148	4,178
Reinvestment of distributions—R6 Class	1,485	1,578
Payment for shares redeemed—Investor Class	(53,491)	(130,562)
Payment for shares redeemed—Advisor Class	(26,434)	(23,748)
Payment for shares redeemed—Institutional Class	(39,851)	(46,635)
Payment for shares redeemed—R6 Class	(191,568)	(367,632)
Net decrease in net assets from Fund share transactions	(68,447)	(124,995)
Total decrease in net assets	(86,141)	(54,248)
Net assets:
Beginning of period	1,119,908	1,174,156
End of period	$1,033,767	$1,119,908

See accompanying Notes to Financial Statements.

Semi-Annual Financial Statements and Other Information:  Oakmark Funds  |  35

Oakmark Funds

Statements of Changes in Net Assets (in thousands) (continued)

	Oakmark Global Fund (continued)
Six Months Ended March 31, 2026 (Unaudited)		Year Ended September 30, 2025
Fund share transactions—Investor Class:
Shares sold	127	724
Shares issued in reinvestment of dividends	146	182
Less shares redeemed	(1,364)	(3,720)
Net decrease in shares outstanding	(1,091)	(2,814)
Fund share transactions—Advisor Class:
Shares sold	581	1,153
Shares issued in reinvestment of dividends	56	49
Less shares redeemed	(665)	(693)
Net increase (decrease) in shares outstanding	(28)	509
Fund share transactions—Institutional Class:
Shares sold	598	505
Shares issued in reinvestment of dividends	107	124
Less shares redeemed	(1,035)	(1,348)
Net decrease in shares outstanding	(330)	(719)
Fund share transactions—R6 Class:
Shares sold	4,577	9,990
Shares issued in reinvestment of dividends	38	47
Less shares redeemed	(4,950)	(10,717)
Net decrease in shares outstanding	(335)	(680)

See accompanying Notes to Financial Statements.

36  |  Semi-Annual Financial Statements and Other Information:  Oakmark Funds

Oakmark Funds

Statements of Changes in Net Assets (in thousands) (continued)

	Oakmark Global Select Fund
Six Months Ended March 31, 2026 (Unaudited)		Year Ended September 30, 2025
From Operations:
Net investment income	$2,782	$13,552
Net realized gain	34,015	123,860
Net change in unrealized (depreciation)	(85,910)	(29,796)
Net increase (decrease) in net assets from operations	(49,113)	107,616
Distributions to shareholders from:
Distributions to shareholders—Investor Class	(4,285)	(3,485)
Distributions to shareholders—Advisor Class	(2,305)	(1,654)
Distributions to shareholders—Institutional Class	(7,042)	(6,005)
Distributions to shareholders—R6 Class	(2,369)	(1,856)
Total distributions to shareholders	(16,001)	(13,000)
From Fund share transactions:
Proceeds from shares sold—Investor Class	4,965	10,935
Proceeds from shares sold—Advisor Class	6,178	15,948
Proceeds from shares sold—Institutional Class	11,790	23,258
Proceeds from shares sold—R6 Class	109,398	330,373
Reinvestment of distributions—Investor Class	4,100	3,354
Reinvestment of distributions—Advisor Class	2,266	1,618
Reinvestment of distributions—Institutional Class	5,974	5,112
Reinvestment of distributions—R6 Class	2,336	1,812
Payment for shares redeemed—Investor Class	(28,860)	(74,233)
Payment for shares redeemed—Advisor Class	(12,657)	(20,737)
Payment for shares redeemed—Institutional Class	(66,375)	(87,573)
Payment for shares redeemed—R6 Class	(107,827)	(341,822)
Net decrease in net assets from Fund share transactions	(68,712)	(131,955)
Total decrease in net assets	(133,826)	(37,339)
Net assets:
Beginning of period	1,018,809	1,056,148
End of period	$884,983	$1,018,809

See accompanying Notes to Financial Statements.

Semi-Annual Financial Statements and Other Information:  Oakmark Funds  |  37

Oakmark Funds

Statements of Changes in Net Assets (in thousands) (continued)

	Oakmark Global Select Fund (continued)
Six Months Ended March 31, 2026 (Unaudited)		Year Ended September 30, 2025
Fund share transactions—Investor Class:
Shares sold	189	459
Shares issued in reinvestment of dividends	155	147
Less shares redeemed	(1,106)	(3,112)
Net decrease in shares outstanding	(762)	(2,506)
Fund share transactions—Advisor Class:
Shares sold	232	654
Shares issued in reinvestment of dividends	86	71
Less shares redeemed	(479)	(872)
Net decrease in shares outstanding	(161)	(147)
Fund share transactions—Institutional Class:
Shares sold	449	982
Shares issued in reinvestment of dividends	226	224
Less shares redeemed	(2,520)	(3,679)
Net decrease in shares outstanding	(1,845)	(2,473)
Fund share transactions—R6 Class:
Shares sold	4,193	13,770
Shares issued in reinvestment of dividends	88	80
Less shares redeemed	(4,161)	(14,304)
Net increase (decrease) in shares outstanding	120	(454)

See accompanying Notes to Financial Statements.

38  |  Semi-Annual Financial Statements and Other Information:  Oakmark Funds

Oakmark Funds

Statements of Changes in Net Assets (in thousands) (continued)

	Oakmark International Fund
Six Months Ended March 31, 2026 (Unaudited)		Year Ended September 30, 2025
From Operations:
Net investment income	$30,473	$312,730
Net realized gain	1,269,165	500,016
Net change in unrealized appreciation (depreciation)	(1,482,039)	1,012,808
Net increase (decrease) in net assets from operations	(182,401)	1,825,554
Distributions to shareholders from:
Distributions to shareholders—Investor Class	(72,993)	(105,988)
Distributions to shareholders—Advisor Class	(31,030)	(53,628)
Distributions to shareholders—Institutional Class	(116,216)	(182,642)
Distributions to shareholders—R6 Class	(75,169)	(72,748)
Total distributions to shareholders	(295,408)	(415,006)
From Fund share transactions:
Proceeds from shares sold—Investor Class	93,967	389,024
Proceeds from shares sold—Advisor Class	131,208	362,197
Proceeds from shares sold—Institutional Class	291,694	895,748
Proceeds from shares sold—R6 Class	252,099	1,009,813
Reinvestment of distributions—Investor Class	68,578	99,084
Reinvestment of distributions—Advisor Class	30,592	53,092
Reinvestment of distributions—Institutional Class	89,684	108,966
Reinvestment of distributions—R6 Class	67,686	62,144
Payment for shares redeemed—Investor Class	(764,355)	(1,849,393)
Payment for shares redeemed—Advisor Class	(250,361)	(1,343,857)
Payment for shares redeemed—Institutional Class	(777,307)	(4,047,305)
Payment for shares redeemed—R6 Class	(670,490)	(925,442)
Net decrease in net assets from Fund share transactions	(1,437,005)	(5,185,929)
Total decrease in net assets	(1,914,814)	(3,775,381)
Net assets:
Beginning of period	14,558,625	18,334,006
End of period	$12,643,811	$14,558,625

See accompanying Notes to Financial Statements.

Semi-Annual Financial Statements and Other Information:  Oakmark Funds  |  39

Oakmark Funds

Statements of Changes in Net Assets (in thousands) (continued)

	Oakmark International Fund (continued)
Six Months Ended March 31, 2026 (Unaudited)		Year Ended September 30, 2025
Fund share transactions—Investor Class:
Shares sold	2,911	14,422
Shares issued in reinvestment of dividends	2,130	3,830
Less shares redeemed	(23,634)	(67,292)
Net decrease in shares outstanding	(18,593)	(49,040)
Fund share transactions—Advisor Class:
Shares sold	4,020	12,598
Shares issued in reinvestment of dividends	953	2,059
Less shares redeemed	(7,740)	(49,054)
Net decrease in shares outstanding	(2,767)	(34,397)
Fund share transactions—Institutional Class:
Shares sold	9,036	32,982
Shares issued in reinvestment of dividends	2,797	4,227
Less shares redeemed	(24,332)	(152,650)
Net decrease in shares outstanding	(12,499)	(115,441)
Fund share transactions—R6 Class:
Shares sold	7,712	36,250
Shares issued in reinvestment of dividends	2,110	2,410
Less shares redeemed	(20,700)	(33,981)
Net increase (decrease) in shares outstanding	(10,878)	4,679

See accompanying Notes to Financial Statements.

40  |  Semi-Annual Financial Statements and Other Information:  Oakmark Funds

Oakmark Funds

Statements of Changes in Net Assets (in thousands) (continued)

	Oakmark International Small Cap Fund
Six Months Ended March 31, 2026 (Unaudited)		Year Ended September 30, 2025
From Operations:
Net investment income	$3,067	$26,486
Net realized gain	56,704	80,612
Net change in unrealized appreciation (depreciation)	(144,492)	35,829
Net increase (decrease) in net assets from operations	(84,721)	142,927
Distributions to shareholders from:
Distributions to shareholders—Investor Class	(17,925)	(19,588)
Distributions to shareholders—Advisor Class	(9,755)	(9,723)
Distributions to shareholders—Institutional Class	(31,795)	(35,014)
Distributions to shareholders—R6 Class	(9,059)	(26,603)
Total distributions to shareholders	(68,534)	(90,928)
From Fund share transactions:
Proceeds from shares sold—Investor Class	8,249	33,175
Proceeds from shares sold—Advisor Class	12,435	27,454
Proceeds from shares sold—Institutional Class	43,308	60,274
Proceeds from shares sold—R6 Class	1,085	24,120
Reinvestment of distributions—Investor Class	17,233	18,895
Reinvestment of distributions—Advisor Class	9,638	9,620
Reinvestment of distributions—Institutional Class	21,311	23,649
Reinvestment of distributions—R6 Class	5,703	17,638
Payment for shares redeemed—Investor Class	(48,706)	(79,164)
Payment for shares redeemed—Advisor Class	(26,628)	(29,733)
Payment for shares redeemed—Institutional Class	(55,480)	(170,831)
Payment for shares redeemed—R6 Class	(7,571)	(317,389)
Net decrease in net assets from Fund share transactions	(19,423)	(382,292)
Total decrease in net assets	(172,678)	(330,293)
Net assets:
Beginning of period	1,337,580	1,667,873
End of period	$1,164,902	$1,337,580

See accompanying Notes to Financial Statements.

Semi-Annual Financial Statements and Other Information:  Oakmark Funds  |  41

Oakmark Funds

Statements of Changes in Net Assets (in thousands) (continued)

	Oakmark International Small Cap Fund (continued)
Six Months Ended March 31, 2026 (Unaudited)		Year Ended September 30, 2025
Fund share transactions—Investor Class:
Shares sold	375	1,614
Shares issued in reinvestment of dividends	801	1,013
Less shares redeemed	(2,202)	(3,895)
Net decrease in shares outstanding	(1,026)	(1,268)
Fund share transactions—Advisor Class:
Shares sold	563	1,315
Shares issued in reinvestment of dividends	448	516
Less shares redeemed	(1,209)	(1,500)
Net increase (decrease) in shares outstanding	(198)	331
Fund share transactions—Institutional Class:
Shares sold	1,958	3,021
Shares issued in reinvestment of dividends	994	1,272
Less shares redeemed	(2,554)	(8,456)
Net increase (decrease) in shares outstanding	398	(4,163)
Fund share transactions—R6 Class:
Shares sold	50	1,227
Shares issued in reinvestment of dividends	266	950
Less shares redeemed	(346)	(16,790)
Net decrease in shares outstanding	(30)	(14,613)

See accompanying Notes to Financial Statements.

42  |  Semi-Annual Financial Statements and Other Information:  Oakmark Funds

Oakmark Funds

Statements of Changes in Net Assets (in thousands) (continued)

	Oakmark Equity and Income Fund
Six Months Ended March 31, 2026 (Unaudited)		Year Ended September 30, 2025
From Operations:
Net investment income	$70,245	$149,577
Net realized gain	295,422	408,339
Net change in unrealized (depreciation)	(354,902)	(113,139)
Net increase in net assets from operations	10,765	444,777
Distributions to shareholders from:
Distributions to shareholders—Investor Class	(41,138)	(89,843)
Distributions to shareholders—Advisor Class	(8,500)	(15,567)
Distributions to shareholders—Institutional Class	(14,322)	(28,828)
Distributions to shareholders—R6 Class	(4,572)	(8,723)
Total distributions to shareholders	(68,532)	(142,961)
From Fund share transactions:
Proceeds from shares sold—Investor Class	64,752	132,420
Proceeds from shares sold—Advisor Class	51,746	188,669
Proceeds from shares sold—Institutional Class	75,768	146,950
Proceeds from shares sold—R6 Class	567,662	990,590
Reinvestment of distributions—Investor Class	39,213	86,014
Reinvestment of distributions—Advisor Class	8,226	14,989
Reinvestment of distributions—Institutional Class	12,765	25,747
Reinvestment of distributions—R6 Class	4,183	8,256
Payment for shares redeemed—Investor Class	(431,911)	(868,357)
Payment for shares redeemed—Advisor Class	(76,579)	(120,406)
Payment for shares redeemed—Institutional Class	(103,254)	(250,449)
Payment for shares redeemed—R6 Class	(560,099)	(961,793)
Net decrease in net assets from Fund share transactions	(347,528)	(607,370)
Total decrease in net assets	(405,295)	(305,554)
Net assets:
Beginning of period	6,240,296	6,545,850
End of period	$5,835,001	$6,240,296

See accompanying Notes to Financial Statements.

Semi-Annual Financial Statements and Other Information:  Oakmark Funds  |  43

Oakmark Funds

Statements of Changes in Net Assets (in thousands) (continued)

	Oakmark Equity and Income Fund (continued)
Six Months Ended March 31, 2026 (Unaudited)		Year Ended September 30, 2025
Fund share transactions—Investor Class:
Shares sold	1,678	3,617
Shares issued in reinvestment of dividends	1,028	2,341
Less shares redeemed	(11,186)	(23,697)
Net decrease in shares outstanding	(8,480)	(17,739)
Fund share transactions—Advisor Class:
Shares sold	1,330	5,138
Shares issued in reinvestment of dividends	216	407
Less shares redeemed	(1,972)	(3,266)
Net increase (decrease) in shares outstanding	(426)	2,279
Fund share transactions—Institutional Class:
Shares sold	1,950	3,998
Shares issued in reinvestment of dividends	335	701
Less shares redeemed	(2,673)	(6,831)
Net decrease in shares outstanding	(388)	(2,132)
Fund share transactions—R6 Class:
Shares sold	14,710	26,912
Shares issued in reinvestment of dividends	110	225
Less shares redeemed	(14,551)	(26,139)
Net increase in shares outstanding	269	998

See accompanying Notes to Financial Statements.

44  |  Semi-Annual Financial Statements and Other Information:  Oakmark Funds

Oakmark Funds

Statements of Changes in Net Assets (in thousands) (continued)

	Oakmark Bond Fund
Six Months Ended March 31, 2026 (Unaudited)		Year Ended September 30, 2025
From Operations:
Net investment income	$5,370	$9,578
Net realized gain	1,799	1,681
Net change in unrealized (depreciation)	(4,986)	(2,493)
Net increase in net assets from operations	2,183	8,766
Distributions to shareholders from:
Distributions to shareholders—Investor Class	(342)	(1,960)
Distributions to shareholders—Advisor Class	(1,624)	(1,344)
Distributions to shareholders—Institutional Class	(449)	(812)
Distributions to shareholders—R6 Class	(3,077)	(5,823)
Total distributions to shareholders	(5,492)	(9,939)
From Fund share transactions:
Proceeds from shares sold—Investor Class	19,518	17,093
Proceeds from shares sold—Advisor Class	23,240	52,799
Proceeds from shares sold—Institutional Class	2,827	5,275
Proceeds from shares sold—R6 Class	5,207	16,136
Reinvestment of distributions—Investor Class	340	1,956
Reinvestment of distributions—Advisor Class	1,623	1,344
Reinvestment of distributions—Institutional Class	448	810
Reinvestment of distributions—R6 Class	3,017	5,709
Payment for shares redeemed—Investor Class	(3,638)	(53,622)
Payment for shares redeemed—Advisor Class	(8,630)	(11,073)
Payment for shares redeemed—Institutional Class	(3,004)	(3,612)
Payment for shares redeemed—R6 Class	(1,367)	(1,521)
Net increase in net assets from Fund share transactions	39,581	31,294
Total increase in net assets	36,272	30,121
Net assets:
Beginning of period	211,502	181,381
End of period	$247,774	$211,502

See accompanying Notes to Financial Statements.

Semi-Annual Financial Statements and Other Information:  Oakmark Funds  |  45

Oakmark Funds

Statements of Changes in Net Assets (in thousands) (continued)

	Oakmark Bond Fund (continued)
Six Months Ended March 31, 2026 (Unaudited)		Year Ended September 30, 2025
Fund share transactions—Investor Class:
Shares sold	2,155	1,927
Shares issued in reinvestment of dividends	38	221
Less shares redeemed	(405)	(5,994)
Net increase (decrease) in shares outstanding	1,788	(3,846)
Fund share transactions—Advisor Class:
Shares sold	2,579	5,878
Shares issued in reinvestment of dividends	179	151
Less shares redeemed	(953)	(1,243)
Net increase in shares outstanding	1,805	4,786
Fund share transactions—Institutional Class:
Shares sold	312	590
Shares issued in reinvestment of dividends	49	91
Less shares redeemed	(331)	(406)
Net increase in shares outstanding	30	275
Fund share transactions—R6 Class:
Shares sold	574	1,820
Shares issued in reinvestment of dividends	334	642
Less shares redeemed	(152)	(172)
Net increase in shares outstanding	756	2,290

See accompanying Notes to Financial Statements.

46  |  Semi-Annual Financial Statements and Other Information:  Oakmark Funds

Oakmark Funds

Notes to Financial Statements (Unaudited)

1.
ORGANIZATION

The following are the significant accounting policies of Oakmark Fund (“Oakmark”), Oakmark Select Fund (“Select”), Oakmark Global Fund (“Global”), Oakmark Global Select Fund (“Global Select”), Oakmark International Fund (“International”), Oakmark International Small Cap Fund (“Int’l Small Cap”), Oakmark Equity and Income Fund (“Equity and Income”) and Oakmark Bond Fund (“Bond”), each a “Fund” and collectively the “Funds”. Each Fund is a series of Harris Associates Investment Trust (the “Trust”), a Massachusetts business trust, organized on February 1, 1991, which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”) and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services—Investment Companies.

Each Fund, other than Select and Global Select, is diversified in accordance with the 1940 Act. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

Each Fund offers four classes of shares: Investor Class Shares, Advisor Class Shares, Institutional Class Shares and R6 Class Shares. Shares of each Class are offered for purchase directly from the Funds and through certain intermediaries who have entered into an agreement with the Funds’ distributor and/or Harris Associates L.P., investment adviser to the Funds (the “Adviser”). Investor Class Shares are also offered to certain retirement plans, such as 401(k) and profit sharing plans. Investor Class Shares of a Fund pay a service fee not to exceed 0.25% per annum of the average daily net assets of the Fund’s Investor Shares. This service fee is paid to third-party intermediaries who provide services for and/or maintain shareholder accounts.

Income, realized and unrealized capital gains and losses, and expenses of the Funds not directly attributable to a specific class of shares are allocated to each class pro rata based on the relative net assets of each class. Transfer and dividend disbursing agent fees, service fees, other shareholder servicing fees, and reports to shareholders expenses are specific to each class.

2.
SIGNIFICANT ACCOUNTING POLICIES

Security valuation

A Fund’s share price is also called the net asset value (the “NAV”) of a share. The NAV per share of each class of each Fund is normally determined by the Funds’ custodian as of the close of regular session trading (usually 4:00 p.m. Eastern time) on the New York Stock Exchange (the “NYSE”) on any day on which the NYSE is open for regular trading. If the NYSE is unexpectedly closed on a day it would normally be open for business, or if the NYSE has an unscheduled early closure, the Funds reserve the right to accept purchase and redemption orders and calculate their share price as of the normally scheduled close of regular trading on the NYSE for that day.

The NYSE is closed on Saturdays and Sundays and on New Year’s Day, the third Mondays in January and February, Good Friday, the last Monday in May, Juneteenth National Independence Day, Independence Day, the first Monday in September, Thanksgiving, and Christmas. If one of these holidays falls on a Saturday or Sunday, the NYSE will be closed on the preceding Friday or the following Monday, respectively. A Fund’s NAV will not be calculated on days when the NYSE is closed. The NAV of a class of Fund shares is determined by dividing the value of the assets attributable to that class, less liabilities attributable to that class, by the number of outstanding shares of that class.

Trading in securities of non-U.S. issuers takes place in various markets on some days and at times when the NYSE is not open for trading. In addition, securities of non-U.S. issuers may not trade on some days when the NYSE is open for trading. The value of the Funds’ portfolio holdings may change on days when the NYSE is not open for trading and you cannot purchase or redeem Fund shares.

Equity securities principally traded on securities exchanges in the United States are valued at the last reported sale price or the official closing price as of the time of valuation on that exchange, or lacking a reported sale price on the principal exchange at the time of valuation, at the most recent bid quotation on the principal exchange. Each over-the-counter security traded on the NASDAQ National Market System shall be valued at the NASDAQ Official Closing Price (“NOCP”), or lacking a NOCP at the time of valuation, at the most recent bid quotation. Other over-the-counter securities are valued at the last sales prices at the time of valuation or, lacking any reported sales on that day, at the most recent bid quotations.

Each equity security principally traded on a securities exchange outside the United States shall be valued, depending on local convention or regulation, at the last sale price, the last bid or asked price, the mean between the last bid and asked prices, the official closing price, an auction price, or the pricing convention accepted as the official closing price by MSCI Inc., for their index calculations. If there are unexpected disruptions in the primary market or valuations from the primary market are deemed suspect, equity securities may be valued based on a pricing composite or valuations from another exchange as of the close of the regular trading hours on the appropriate exchange or other designated time.

Short-term debt instruments (i.e., debt instruments whose maturities or expiration dates at the time of acquisition are one year or less) or money market instruments are valued at the latest bid quotation or an evaluated price from an independent pricing service. If a bid quotation or evaluated price from a pricing vendor is not available for short-term debt instrument or money market instrument maturing in 60 days or less from date of valuation, such instruments are valued at amortized cost, which approximates market value.

Long-term debt instruments are valued at the latest bid quotation or at an evaluated price provided by an independent pricing service. The pricing service may use standard inputs, such as benchmark yields, reported trades, broker-dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, and reference data, including market research publications. For certain security types, additional inputs may be used or some of the standard inputs may not be applicable. Additionally, the pricing service monitors market indicators and industry and

Semi-Annual Financial Statements and Other Information:  Oakmark Funds  |  47

Oakmark Funds

Notes to Financial Statements (Unaudited) (continued)

economic events, which may serve as a trigger to gather and possibly use additional market data.

Options are valued at the mean of the most recent bid and asked quotations. In the event an option is out of the money and no bid is available, a zero value may be assumed as the bid for purposes of calculating the mean of the most recent bid and ask quotations. In the event that designated pricing vendors are unable to provide valuations or timely valuations for Flexible Exchange (“FLEX”) options on a given day, each FLEX option purchased or written may be valued using the Option Valuation (“OVME”) function on Bloomberg. The OVME function requires objective inputs (strike price, exercise style and expiration dates) to derive a valuation using Bloomberg’s proprietary calculations. If FLEX options are valued using the OVME function, they shall be valued at the mid of the buy and sell valuations produced by OVME.

To the extent available, prices for all portfolio investments held by the Funds shall be obtained from one or more pricing vendors designated by the custodian. If values or prices are not readily available or are deemed unreliable, or if an event that is expected to affect the value of a portfolio security occurs after the close of the primary market or exchange on which that security is traded and before the close of the NYSE, the security will be valued at a fair value determined in good faith in accordance with the Funds’ valuation procedures approved by the Board. As permitted by Rule 2a‑5 of the 1940 Act, the Board has designated the Adviser as the Funds’ valuation designee (as defined in the rule). The valuation designee is responsible for determining fair value in good faith for any and all Fund investments, subject to oversight by the Board. The Funds may use a systematic fair valuation model provided by an independent pricing service to value securities of non-U.S. issuers in order to adjust for changes in value that may occur between the close of certain foreign exchanges and the NYSE. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at a current exchange price quoted by an independent pricing service or any major bank or dealer. If such quotations are not available, the rate of exchange will be determined in good faith in accordance with Fund policies and procedures. Although fair valuation may be more commonly used with equity securities of non-U.S. issuers, it also may be used in a range of other circumstances, including thinly-traded domestic securities or fixed-income securities. When fair value pricing is employed, the value of a portfolio security used by a Fund to calculate its NAV may differ from quoted or published prices for the same security.

Fair value measurement

Various inputs are used in determining the value of each Fund’s investments. These inputs are prioritized into three broad levels as follows:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk and others)

Level 3—significant unobservable inputs (including the assumptions of the Adviser in determining the fair value of investments)

Observable inputs are those based on market data obtained from independent sources and unobservable inputs reflect the Adviser’s own assumptions based on the best information available. The input levels are not necessarily an indication of risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2026, in valuing each Fund’s assets and liabilities. Except for the industries or investment types separately stated below, the total amounts for common stocks, fixed income and short-term investments in the table below are presented by industry or investment type in each Fund’s Schedule of Investments. Information on forward foreign currency contracts is presented in each Fund’s Schedule of Investments.

(in thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Oakmark
Common Stocks	$23,582,633	$0	$0
Short-Term Investments	0	995,342	0
Call Options Written—Liabilities	(66)	0	0
Total	$23,582,567	$995,342	$0
Select
Common Stocks	$7,198,707	$0	$0
Short-Term Investments	0	367,576	0
Call Options Written—Liabilities	(256)	0	0
Total	$7,198,451	$367,576	$0
Global
Common Stocks	$534,142	$469,756	$0
Short-Term Investments	0	26,992	0
Total	$534,142	$496,748	$0

48  |  Semi-Annual Financial Statements and Other Information:  Oakmark Funds

Oakmark Funds

Notes to Financial Statements (Unaudited) (continued)

(in thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Global Select
Common Stocks	$503,798	$321,141	$0
Short-Term Investments	0	58,314	0
Total	$503,798	$379,455	$0
International
Common Stocks	$1,567,634	$10,538,893	$0
Preferred Stocks	0	182,714	0
Short-Term Investments	0	280,226	0
Total	$1,567,634	$11,001,833	$0
Int’l Small Cap
Common Stocks	$133,656	$981,922	$0
Preferred Stocks	0	10,056	0
Short-Term Investments	0	29,950	0
Total	$133,656	$1,021,928	$0
Equity and Income
Common Stocks	$3,228,085	$50,910	$0
Corporate Bonds	0	1,026,711	0
Collateralized Mortgage Obligations	0	371,235	0
Mortgage-Backed Securities	0	353,039	0
Government and Agency Securities	0	326,343	0
Asset Backed Securities	0	159,460	0
Bank Loans	0	91,327	0
Call Options Purchase—Assets	5,430	0	0
Short-Term Investments	0	236,347	0
Call Options Written—Liabilities	(1,277)	0	0
Put Options Written—Liabilities	(10,457)	0	0
Total	$3,221,781	$2,615,372	$0
Bond
Corporate Bonds	$0	$108,874	$0
Government and Agency Securities	0	53,512	0
Collateralized Mortgage Obligations	0	32,901	0
Asset Backed Securities	0	26,058	0
Mortgage-Backed Securities	0	11,772	0
Bank Loans	0	8,470	0
Short-Term Investments	0	4,186	0
Total	$0	$245,773	$0

Semi-Annual Financial Statements and Other Information:  Oakmark Funds  |  49

Oakmark Funds

Notes to Financial Statements (Unaudited) (continued)

Offsetting assets and liabilities

ASC 210 requires entities to disclose gross and net information about instruments and transactions eligible for offset on the Statement of Assets and Liabilities and disclose instruments and transactions subject to master netting or similar agreements. This disclosure is limited to derivative instruments, repurchase and reverse repurchase agreements, and securities borrowing and lending transactions.

At March 31, 2026, none of the Funds held open forward foreign currency contracts.

At March 31, 2026, each Fund held investments in repurchase agreements. The gross value of these investments and the value of the related collateral are presented in each Fund’s Schedule of Investments. The value of the related collateral for each Fund exceeded the value of the repurchase agreements held at period end.

The value of the securities on loan and the value of the related collateral as of period end, if any, are included in the Securities lending section of Note 2 to Financial Statements.

Foreign currency translations

Certain Funds invest in foreign securities, which may involve a number of risk factors and special considerations not present with investments in securities of U.S. corporations. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at current exchange rates obtained by a recognized bank, dealer or independent pricing service on the day of valuation. Purchases and sales of investments and dividend and interest income are converted at the prevailing rate of exchange on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included in net realized gain (loss) on investments and net change in unrealized appreciation (depreciation) on investments in the Statements of Operations. Net realized gains and losses on foreign currency transactions arising from the sale of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and tax reclaims recorded and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions in the Statements of Operations. Unrealized gains and losses arising from changes in the fair value of assets and liabilities, other than investments in securities, resulting from changes in exchange rates are included in net change in unrealized appreciation (depreciation) on foreign currency translation in the Statements of Operations.

Forward foreign currency contracts

Forward foreign currency contracts are agreements to exchange one currency for another at a future date and at a specified price. The Funds’ transactions in forward foreign currency contracts are limited to transaction and portfolio hedging. The contractual amounts of forward foreign currency contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered and could exceed the net unrealized value shown in the tables below. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values. Forward foreign currency contracts are valued at the current day’s interpolated foreign exchange rates. Unrealized gain or loss on the contracts, as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the end of the period, if any, is included in the Statements of Assets and Liabilities. Realized gains and losses and the net change in unrealized appreciation (depreciation) on forward foreign currency contracts for the period, if any, are included in the Statements of Operations.

At March 31, 2026, none of the Funds held forward foreign currency contracts.

Security transactions and investment income

Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information becomes available after the ex-dividend date. Interest income and expenses are recorded on an accrual basis. Discount is accreted on long-term fixed income securities using the yield-to-maturity method. Premium is amortized on long-term fixed income securities using the yield-to-earliest call method. Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Net realized gains and losses on investments are determined by the specific identification method.

Short sales

Each Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or loss, unlimited in size, will be recognized upon the termination of the short sale. Each Fund may sell shares of when-issued securities. Typically, a Fund sells when-issued securities when a company announces a spin-off or re-organization, and the post spin-off or post reorganization shares begin trading on a when-issued basis prior to the effective date of the corporate action. A sale of a when-issued security is treated as a short sale under the U.S. Generally Accepted Accounting Principles. After the effective date, when shares of the new company are received, any shares sold on a when-issued basis will be delivered to the counterparty.

At March 31, 2026, none of the Funds had short sales.

When-issued or delayed-delivery securities

Each Fund may purchase securities on a when-issued or delayed-delivery basis. Although the payment and interest terms of these securities are established at the time a Fund enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase when their value may have changed. A Fund makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before the settlement date if the Adviser deems it advisable for investment reasons. At March 31, 2026, each Fund qualifies as a limited derivatives user under Rule 18f‑4 of the 1940 Act and has adopted policies and procedures to manage its derivatives risk.

50  |  Semi-Annual Financial Statements and Other Information:  Oakmark Funds

Oakmark Funds

Notes to Financial Statements (Unaudited) (continued)

At March 31, 2026, none of the Funds held when-issued securities.

Accounting for options

When a Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire are recorded by the Fund on the expiration date as realized gains from option transactions. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or a loss. If a put option is exercised, the premium reduces the cost basis of the security or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. As the writer of a covered call option on a security, a Fund foregoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call. Exercise of an option written by the Fund could result in the Fund selling or buying a security or currency at a price different from the current fair value. Options written by the Fund do not give rise to counterparty credit risk, as they obligate the Fund, not its counterparties, to perform.

When a Fund purchases an option, the premium paid by the Fund is recorded as an asset and is subsequently adjusted to the current fair value of the option purchased. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying security to determine the realized gain or loss. The risks associated with purchasing put and call options are potential loss of the premium paid and, in the instances of OTC derivatives, the failure of the counterparty to honor its obligation under the contract.

Oakmark, Select and Equity and Income used purchased options for tax management and as an investment strategy in an effort to increase the Funds’ returns during the period ended March 31, 2026. Realized gains and losses and the net change in unrealized appreciation (depreciation) on purchased equity options for the period, if any, are included in each Fund’s Statements of Operations. Purchased options outstanding, if any, are listed on each Fund’s Schedule of Investments.

Oakmark, Select and Equity and Income used options written for tax management and as an investment strategy in an effort to increase the Funds’ returns during the period ended March 31, 2026. Realized gains and losses and the net change in unrealized appreciation (depreciation) on written equity options for the period, if any, are included in each Fund’s Statements of Operations. Written options outstanding, if any, are listed on each Fund’s Schedule of Investments.

For the period ended March 31, 2026, the amount of premiums paid (received) for equity options purchased and written are listed by Fund in the table below (in thousands):

Fund	Equity Options Purchased	Equity Options Written
Oakmark	$56,082	$(84,829)
Select	33,931	(50,810)
Equity and Income	8,826	(18,474)

Credit facility

The Trust has a $200 million committed unsecured line of credit and a $300 million uncommitted unsecured discretionary demand line of credit (the “Facility”) with State Street. Borrowings under the Facility bear interest at 1.35% above the greater of the Federal Funds Effective Rate or the Overnight Bank Fund Rate, as defined in the credit agreement. To maintain the Facility, an annualized commitment fee of 0.20% on the unused committed portion is charged to the Trust. Fees and interest expense, if any, related to the Facility are included in other expenses in the Statements of Operations.

There were no borrowings under the Facility during the period ended March 31, 2026.

Expense offset arrangement

State Street serves as custodian of the Funds. State Street’s fee may be reduced by credits that are an earnings allowance calculated on the average daily cash balances each Fund maintains with State Street. Credit balances used to reduce the Funds’ custodian fees, if any, are reported as a reduction of total expenses in the Statements of Operations. During the period ended March 31, 2026, none of the Funds received an expense offset credit.

Repurchase agreements

Each Fund may invest in repurchase agreements, which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price.

The Funds’ custodian receives delivery of the underlying securities collateralizing repurchase agreements. It is the Funds’ policy that the value of the collateral be at least equal to 102% of the repurchase price, including interest. The Adviser is responsible for determining that the value of the collateral is at all times at least equal to 102% of the repurchase price, including interest. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. At March 31, 2026 all of the Funds held repurchase agreements.

Security lending

Each Fund may lend its portfolio securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash, cash equivalents, or U.S. Treasury or agency securities maintained on a current basis in an amount at least equal to the fair value of the securities loaned by a Fund. The Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and would also receive an additional return that may be in the form of a fixed fee or a percentage of the earnings on the collateral. The Fund has the right to call the loan and attempt to obtain the securities

Semi-Annual Financial Statements and Other Information:  Oakmark Funds  |  51

Oakmark Funds

Notes to Financial Statements (Unaudited) (continued)

loaned at any time on notice of not more than five business days. In the event of bankruptcy or other default of the borrower, the Fund could experience delays in liquidating the loan collateral or recovering the loaned securities and incur expenses related to enforcing its rights. There could also be a decline in the value of the collateral or in the fair value of the securities loaned while the Fund seeks to enforce its rights thereto and the Fund could experience subnormal levels of income or lack of access to income during that period. A Fund may not exercise proxy voting rights for a security that is on loan if it is unable to recall the security prior to the record date. The Trust, on behalf of the Funds, has entered into an agreement with State Street to serve as its agent for the purpose of lending securities and maintaining the collateral account. Security lending income, if any, net of any fees retained by the securities lending agent, is included in the Statements of Operations.

At March 31, 2026, none of the Funds had securities on loan.

Interfund lending

Pursuant to an exemptive order issued by the SEC, the Funds may participate in an interfund lending program. This program provides an alternative credit facility that allows the Funds to lend money to, and borrow money from, all funds within the Trust and within the Harris Oakmark ETF Trust for temporary purposes (an “Interfund Loan”). All Interfund Loans are subject to conditions pursuant to the SEC exemptive order designed to ensure fair and equitable treatment of participating Funds. Any Interfund Loan would consist only of uninvested cash reserves that the lending Fund otherwise would invest in short-term repurchase agreements or other short-term instruments.

There were no interfund loans during the period ended March 31, 2026.

3.
TRANSACTIONS WITH AFFILIATES

Each Fund has an investment advisory agreement with the Adviser. For management services and facilities furnished, the Adviser receives from each Fund a monthly fee based on that Fund’s average daily net assets. Annual fee rates are as follows:

The annual rates of fees as a percentage of each Fund’s net assets were as follows for the period ended March 31, 2026:

Fund	Advisory Fees
Oakmark

0.666% up to $250 million;
0.641% on the next $250 million;
0.621% on the next $4.5 billion;
0.606% on the next $10 billion;
0.576% on the next $5 billion;
0.546% on the next $5 billion;
0.516% on the next $10 billion; and
0.496% over $35 billion

Select	0.758% up to $250 million; 0.733% on the next $250 million; 0.713% on the next $3.5 billion; 0.693% on the next $5 billion; 0.633% on the next $2 billion; and 0.608% over $11 billion
Global	0.830% up to $250 million; 0.805% on the next $250 million; 0.785% on the next $4.5 billion; 0.770% on the next $10 billion; and 0.760% over $15 billion
Global Select	0.800% up to $250 million; 0.775% on the next $250 million; 0.755% on the next $4.5 billion; 0.740% on the next $10 billion; and 0.730% over $15 billion
Fund	Advisory Fees
International

0.785% up to $250 million;
0.760% on the next $250 million;
0.740% on the next $4.5 billion;
0.725% on the next $10 billion;
0.710% on the next $20 billion;
0.700% on the next $5 billion;
0.690% on the next $5 billion; and
0.680% over $45 billion

Int’l Small Cap	1.020% up to $250 million; 0.995% on the next $250 million; 0.975% on the next $4.5 billion; 0.960% on the next $10 billion; and 0.950% over $15 billion
Equity and Income

0.580% up to $250 million;
0.555% on the next $250 million;
0.535% on the next $4.5 billion;
0.505% on the next $5 billion;
0.475% on the next $3 billion;
0.445% on the next $3.5 billion;
0.415% on the next $10 billion; and
0.385% over $26.5 billion

Bond	0.39% of net assets

The Adviser has contractually agreed, through January 27, 2027, to reimburse each Fund Class pursuant to an expense limitation agreement, to the extent, but only to the extent that the annualized expenses (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, and extraordinary charges such as litigation costs, but including fees paid to the Adviser) exceed the percent set forth below of average daily net assets of each Fund Class.

52  |  Semi-Annual Financial Statements and Other Information:  Oakmark Funds

Oakmark Funds

Notes to Financial Statements (Unaudited) (continued)

Fund	Investor Class	Advisor Class	Institutional Class	R6 Class
Oakmark	1.40%	1.15%	1.10%	0.95%
Select	1.50	1.25	1.20	1.05
Global	1.55	1.30	1.25	1.10
Global Select	1.55	1.30	1.25	1.10
International	1.55	1.30	1.25	1.10
Int’l Small Cap	1.75	1.50	1.45	1.30
Equity and Income	1.25	1.00	0.95	0.80
Bond	0.74	0.48	0.45	0.41

During the period ended March 31, 2026, Fund Class expenses (in thousands) have been reimbursed as follows@:

Fund	Class	Amount
Bond	Investor	$7
Bond	Advisor	77
Bond	Institutional	18
Bond	R6	82
@
Expenses reimbursed are subject to possible recovery until September 30, 2029.

The Adviser is entitled to recoup from assets attributable to any Fund Class amounts reimbursed to that Fund Class, except to the extent that the Fund Class already has paid such recoupment to the Adviser or such recoupment would cause that Class’s total operating expenses to exceed the expense limitation or to exceed any lower limit in effect at the time of recoupment. Any such repayment must be made within three fiscal years after the year in which the reimbursement occurred. As of March 31, 2026, the following amounts are subject to recoupment (in thousands).

		Amount & Expiration Date
Fund	Class	09/30/26	09/30/27	09/30/28	Total
Bond	Investor	$6	$45	$40	$91
Bond	Advisor	7	22	29	58
Bond	Institutional	16	26	22	64
Bond	R6	520	325	136	981

The Adviser and/or the Funds have entered into agreements with financial intermediaries to provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries and have agreed to compensate the intermediaries for providing those services. Certain of those services would be provided by the Funds if the shares of those customers were registered directly with the Funds’ transfer agent. Accordingly, the Funds pay the majority of the intermediary fees pursuant to an agreement with the Adviser and the Adviser pays the remainder of the fees. The fees incurred by the Funds are reflected as other shareholder servicing fees in the Statements of Operations.

The Independent Trustees of the Trust may participate in the Trust’s Deferred Compensation Plan for Independent Trustees. Participants in the plan may elect to defer all or a portion of their compensation.

Amounts deferred are retained by the Trust and represent an unfunded obligation of the Trust. The value of a participant’s deferral account is determined by reference to the change in value of one or more approved funds as specified by the participant. Benefits would be payable after a stated number of years or retirement from the Board of Trustees. The accrued obligations of the Funds under the plan are reflected as deferred Trustee compensation in the Statements of Assets and Liabilities. The change in the accrued obligations for the period is included in Trustees’ fees in the Statements of Operations. The Trust pays the compensation of any trustee who is not an “interested person” of the Trust, and any other Trustee who has been approved by the Governance Committee of the Board of Trustees of the Trust to receive compensation from the Trust for his or her service as a Trustee of the Trust, and all expenses incurred in connection with their services to the Trust. The Trust does not provide any pension or retirement benefits to its Trustees.

The Funds reimburse the Adviser for the compensation paid to the Funds’ Chief Compliance Officer (“CCO”). The CCO expenses incurred by the Funds are included in other expenses in the Statements of Operations.

4.
FEDERAL INCOME TAXES

It is each Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required. The Adviser has determined that no income tax provision for uncertain tax positions is required in the Funds’ financial statements. Generally, each of the tax years in the four-year period ended March 31, 2026, remains subject to examination by taxing authorities.

Semi-Annual Financial Statements and Other Information:  Oakmark Funds  |  53

Oakmark Funds

Notes to Financial Statements (Unaudited) (continued)

At March 31, 2026, the cost of investments for federal income tax purposes and related composition of unrealized gains and losses for each Fund were as follows (in thousands):

Fund	Cost of Investments for Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Oakmark	$20,562,036	$5,013,745	$(997,806)	$4,015,939
Select	6,491,081	1,379,870	(304,668)	1,075,202
Global	938,089	169,633	(76,832)	92,801
Global Select	804,054	127,113	(47,914)	79,199
International	11,866,836	1,726,288	(1,023,657)	702,631
Int’l Small Cap	1,100,320	211,037	(155,773)	55,264
Equity and Income	5,199,812	849,096	(200,021)	649,075
Bond	248,921	1,163	(4,311)	(3,148)

As of March 31, 2026, the short- and long-term capital losses available to offset future capital gains were as follows (in thousands):

Fund	Utilized During the Period	Short-Term	Long-Term	Total at Period End
Oakmark	$400,607	$708,829	$—	$708,829
Select	—	724,866	219,573	944,439
Global	16,365	8,729	—	8,729
Global Select	—	100,217	—	100,217
International	1,115,903	789,846	—	789,846
Int’l Small Cap	—	—	—	—
Equity and Income	3,287	139,188	8,153	147,341
Bond	1,797	543	6,199	6,742

At March 31, 2026, the components of distributable earnings on a tax basis (excluding unrealized appreciation (depreciation)) were as follows (in thousands):

Undistributed Ordinary Income		Undistributed Long- Term Gain	Total Distributable Earnings
Oakmark	$51,545	$—	$51,545
Select	4,376	—	4,376
Global	(4,754)	—	(4,754)
Global Select	(4,177)	—	(4,177)
International	27,012	—	27,012
Int’l Small Cap	2,467	53,956	56,423
Equity and Income	3,345	—	3,345
Bond	(56)	—	(56)

During the six-month period ended March 31, 2026, and the year ended September 30, 2025, the tax character of distributions paid was as follows (in thousands):

	Period Ended March 31, 2026	Year Ended September 30, 2025
Fund	Distributions Paid from Ordinary Income	Distributions Paid from Long-Term Capital Gain	Distributions Paid from Ordinary Income	Distributions Paid from Long-Term Capital Gain
Oakmark	$270,003	$—	$290,002	$—
Select	42,003	—	30,001	—
Global	13,999	—	14,002	—
Global Select	16,001	—	13,000	—
International	295,408	—	415,006	—
Int’l Small Cap	24,501	44,033	35,127	55,801
Equity and Income	68,532	—	142,961	—
Bond	5,492	—	9,939	—

54  |  Semi-Annual Financial Statements and Other Information:  Oakmark Funds

Oakmark Funds

Notes to Financial Statements (Unaudited) (continued)

On March 31, 2026, the Funds had temporary book/tax differences in undistributed earnings that were primarily attributable to trustee deferred compensation expenses, deferrals of capital losses from straddle adjustments, return of capital received from equity securities, and deferrals of capital losses from wash sales. Temporary differences will reverse over time. The Funds have permanent differences in book/tax undistributed earnings primarily attributable to redemptions in kind.

Permanent differences incurred during the six-month period ended March 31, 2026, will result in the following reclassifications among the components of net assets for the year ended September 30, 2026 (in thousands):

Fund	Paid in Capital	Distributable Earnings
Oakmark	$1,454,087	$(1,454,087)
Select	612,809	(612,809)
Global	83,833	(83,833)
Global Select	44,953	(44,953)
International	56,286	(56,286)
Int’l Small Cap	—	—
Equity and Income	292,138	(292,138)
Bond	—	—
5.
INVESTMENT TRANSACTIONS

For the six-month period ended March 31, 2026, transactions in investment securities (excluding short-term and U.S. government securities) were as follows (in thousands):

Oakmark		Select	Global	Global Select	International	Int’l Small Cap	Equity & Income	Bond
Purchases	$6,598,096	$2,611,712	$305,170	$261,498	$4,495,136	$233,505	$1,679,243	$140,258
Proceeds from sales	4,490,423	1,177,993	215,010	260,049	6,067,909	315,436	1,557,163	103,481

During the six-month period ended March 31, 2026, Oakmark, Select, Global, Global Select, International and Equity and Income had in-kind sales transactions (in thousands) of $2,650,866; $1,399,014; $170,988; $103,283; $83,811; and $531,947, respectively. These amounts are included in the Portfolio Turnover Rate presented in the Financial Highlights.

Purchases at cost (in thousands) of long-term U.S. government securities for the period ended March 31, 2026, were $23,585 and $27,221, respectively, for Equity and Income and Bond. Proceeds from sales (in thousands) of long-term U.S. government securities for the period ended March 31, 2026 were $87,271 and $24,824, respectively, for Equity and Income and Bond.

During the period ended March 31, 2026, Oakmark and Select engaged in purchase transactions (in thousands) totaling $4,878 and $6,018 respectively, with a fund that has a common investment advisor. These transactions complied with Rule 17a‑7 under the 1940 Act. Global engaged in sale transactions (in thousands) totaling $11,457 with a fund that has a common investment advisor. These transactions complied with Rule 17a‑7 under the 1940 Act.

6.
INVESTMENTS IN AFFILIATED ISSUERS

A company was considered to be an affiliate of a Fund because that Fund owned 5% or more of the company’s voting securities during all or part of the period ended March 31, 2026. Purchase and sale transactions and dividend and interest income earned during the period on these securities are listed after the applicable Fund’s Schedule of Investments.

7.
NEW ACCOUNTING PRONOUNCEMENTS

The Trust adopted FASB Accounting Standards Update No. 2023‑07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, (ASU 2023‑07), which requires incremental disclosures related to a public entity’s reportable segments. Adoption of the new standard impacted financial statement disclosures only and did not affect any Fund’s financial position or the results of its operations. In connection with the adoption of ASU 2023‑07, the Trust’s President has been designated as the Funds’ Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of each Fund’s single segment and deciding how to allocate the segment’s resources. The CODM has determined that each Fund is a single operating segment because the CODM monitors the operating results of each Fund separately and evaluates each Fund’s performance in accordance with each Fund’s principal investment strategies disclosed in its prospectus. The CODM considers changes in net assets from operations, expense ratios, total returns and fund composition to make resource allocation decisions, which is consistent with the results presented in each Fund’s Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets and Financial Highlights.

8.
SUBSEQUENT EVENTS

The Adviser has evaluated the possibility of subsequent events existing in the Funds’ financial statements. The Adviser has determined that there are no material events that would require adjustment or disclosure in the Funds’ financial statements through the date of the publication of this report.

Semi-Annual Financial Statements and Other Information:  Oakmark Funds  |  55

Oakmark Funds

Financial Highlights For a share outstanding throughout each period

		Income from Investment Operations:			Less Distributions:
Net Asset Value, Beginning of Period		Net Investment Income(a)	Net Gain (Loss) on Investments (Both Realized and Unrealized)	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Capital Gains	Total Distributions	Redemption Fees
Oakmark Fund
Investor Class
10/01/25‑3/31/26+	$165.71	0.71	3.00	3.71	(1.58)	0.00	(1.58)	0.00
9/30/25	$150.72	1.70	14.99	16.69	(1.70)	0.00	(1.70)	0.00
9/30/24	$118.59	1.76	31.72	33.48	(1.35)	0.00	(1.35)	0.00
9/30/23	$93.61	1.20	24.72	25.92	(0.94)	0.00	(0.94)	0.00
9/30/22	$115.48	0.91	(21.04)	(20.13)	(0.62)	(1.12)	(1.74)	0.00
9/30/21	$72.67	0.43	42.53	42.96	(0.15)	0.00	(0.15)	0.00
Advisor Class
10/01/25‑3/31/26+	$165.91	0.87	3.00	3.87	(1.93)	0.00	(1.93)	0.00
9/30/25	$150.88	2.01	15.00	17.01	(1.98)	0.00	(1.98)	0.00
9/30/24	$118.70	2.02	31.74	33.76	(1.58)	0.00	(1.58)	0.00
9/30/23	$93.72	1.39	24.77	26.16	(1.18)	0.00	(1.18)	0.00
9/30/22	$115.58	1.15	(21.05)	(19.90)	(0.84)	(1.12)	(1.96)	0.00
9/30/21	$72.67	0.61	42.54	43.15	(0.24)	0.00	(0.24)	0.00
Institutional Class
10/01/25‑3/31/26+	$165.94	0.90	3.02	3.92	(1.97)	0.00	(1.97)	0.00
9/30/25	$150.92	2.06	15.00	17.06	(2.04)	0.00	(2.04)	0.00
9/30/24	$118.72	2.07	31.74	33.81	(1.61)	0.00	(1.61)	0.00
9/30/23	$93.73	1.46	24.73	26.19	(1.20)	0.00	(1.20)	0.00
9/30/22	$115.64	1.16	(21.05)	(19.89)	(0.90)	(1.12)	(2.02)	0.00
9/30/21	$72.72	0.70	42.52	43.22	(0.30)	0.00	(0.30)	0.00
Class R6
10/01/25‑3/31/26+	$166.05	0.95	3.02	3.97	(2.06)	0.00	(2.06)	0.00
9/30/25	$150.99	2.12	15.04	17.16	(2.10)	0.00	(2.10)	0.00
9/30/24	$118.77	2.14	31.75	33.89	(1.67)	0.00	(1.67)	0.00
9/30/23	$93.77	1.54	24.71	26.25	(1.25)	0.00	(1.25)	0.00
9/30/22	$115.67	1.25	(21.10)	(19.85)	(0.93)	(1.12)	(2.05)	0.00
9/30/21(b)	$88.42	0.52	26.73	27.25	0.00	0.00	0.00	0.00
Oakmark Select Fund
Investor Class
10/01/25‑3/31/26+	$84.46	0.10	(0.28)	(0.18)	(0.35)	0.00	(0.35)	0.00
9/30/25	$75.82	0.37	8.52	8.89	(0.25)	0.00	(0.25)	0.00
9/30/24	$61.75	0.38	14.05	14.43	(0.36)	0.00	(0.36)	0.00
9/30/23	$47.43	0.25	14.22	14.47	(0.15)	0.00	(0.15)	0.00
9/30/22	$62.27	0.13	(14.79)	(14.66)	(0.03)	(0.15)	(0.18)	0.00
9/30/21	$37.98	(0.03)	24.32	24.29	0.00	0.00	0.00	0.00
Advisor Class
10/01/25‑3/31/26+	$84.35	0.16	(0.27)	(0.11)	(0.48)	0.00	(0.48)	0.00
9/30/25	$75.71	0.48	8.51	8.99	(0.35)	0.00	(0.35)	0.00
9/30/24	$61.66	0.46	14.03	14.49	(0.44)	0.00	(0.44)	0.00
9/30/23	$47.37	0.31	14.21	14.52	(0.23)	0.00	(0.23)	0.00
9/30/22	$62.21	0.20	(14.78)	(14.58)	(0.11)	(0.15)	(0.26)	0.00
9/30/21	$37.99	0.03	24.31	24.34	(0.12)	0.00	(0.12)	0.00
Institutional Class
10/01/25‑3/31/26+	$84.50	0.21	(0.27)	(0.06)	(0.56)	0.00	(0.56)	0.00
9/30/25	$75.84	0.57	8.52	9.09	(0.43)	0.00	(0.43)	0.00
9/30/24	$61.75	0.53	14.05	14.58	(0.49)	0.00	(0.49)	0.00
9/30/23	$47.43	0.37	14.22	14.59	(0.27)	0.00	(0.27)	0.00
9/30/22	$62.29	0.25	(14.79)	(14.54)	(0.17)	(0.15)	(0.32)	0.00
9/30/21	$38.01	0.09	24.32	24.41	(0.13)	0.00	(0.13)	0.00
Class R6
10/01/25‑3/31/26+	$84.52	0.22	(0.26)	(0.04)	(0.59)	0.00	(0.59)	0.00
9/30/25	$75.85	0.60	8.52	9.12	(0.45)	0.00	(0.45)	0.00
9/30/24	$61.75	0.56	14.06	14.62	(0.52)	0.00	(0.52)	0.00
9/30/23	$47.45	0.40	14.20	14.60	(0.30)	0.00	(0.30)	0.00
9/30/22	$62.29	0.27	(14.78)	(14.51)	(0.18)	(0.15)	(0.33)	0.00
9/30/21(b)	$47.61	0.08	14.60	14.68	0.00	0.00	0.00	0.00
+
Unaudited.
†
Data has been annualized.
(a)
Computed using average shares outstanding throughout the period.
(b)
Commenced on 12/15/2020.

See accompanying Notes to Financial Statements.

56  |  Semi-Annual Financial Statements and Other Information:  Oakmark Funds

Oakmark Funds

Financial Highlights For a share outstanding throughout each period

			Ratios/Supplemental Data:
Net Asset Value, End of Period		Total Return	Net Assets, End of Period ($million)	Ratio of Net Investment Income to Average Net Assets	Ratio of Gross Expenses to Average Net Assets	Ratio of Net Expenses to Average Net Assets	Portfolio Turnover Rate
Oakmark Fund
Investor Class
10/01/25‑3/31/26+	$167.84	2.19%	$9,448.2	0.85%†	0.89%†	0.89%†	28%
9/30/25	$165.71	11.13%	$9,895.1	1.09%	0.89%	0.89%	63%
9/30/24	$150.72	28.39%	$10,076.8	1.29%	0.89%	0.89%	42%
9/30/23	$118.59	27.84%	$7,901.4	1.06%	0.91%	0.91%	52%
9/30/22	$93.61	‑17.73%	$6,489.9	0.81%	0.91%	0.89%	65%
9/30/21	$115.48	59.18%	$8,486.6	0.43%	0.92%	0.90%	19%
Advisor Class
10/01/25‑3/31/26+	$167.85	2.28%	$3,780.6	1.03%†	0.70%†	0.70%†	28%
9/30/25	$165.91	11.35%	$3,786.2	1.28%	0.70%	0.70%	63%
9/30/24	$150.88	28.63%	$2,790.1	1.48%	0.70%	0.70%	42%
9/30/23	$118.70	28.10%	$2,027.0	1.25%	0.70%	0.70%	52%
9/30/22	$93.72	‑17.55%	$2,477.4	1.03%	0.70%	0.68%	65%
9/30/21	$115.58	59.49%	$2,822.8	0.61%	0.73%	0.70%	19%
Institutional Class
10/01/25‑3/31/26+	$167.89	2.31%	$8,463.1	1.07%†	0.66%†	0.66%†	28%
9/30/25	$165.94	11.38%	$8,308.5	1.31%	0.67%	0.67%	63%
9/30/24	$150.92	28.68%	$7,362.5	1.51%	0.66%	0.66%	42%
9/30/23	$118.72	28.14%	$4,830.2	1.30%	0.68%	0.68%	52%
9/30/22	$93.73	‑17.55%	$3,572.1	1.03%	0.69%	0.67%	65%
9/30/21	$115.64	59.56%	$4,517.7	0.68%	0.69%	0.66%	19%
Class R6
10/01/25‑3/31/26+	$167.96	2.34%	$2,742.7	1.13%†	0.61%†	0.61%†	28%
9/30/25	$166.05	11.44%	$2,755.8	1.36%	0.61%	0.61%	63%
9/30/24	$150.99	28.74%	$2,848.4	1.56%	0.62%	0.62%	42%
9/30/23	$118.77	28.20%	$2,094.8	1.36%	0.63%	0.63%	52%
9/30/22	$93.77	‑17.52%	$1,167.2	1.13%	0.65%	0.63%	65%
9/30/21(b)	$115.67	30.82%	$1,081.0	0.60%†	0.65%†	0.63%†	19%
Oakmark Select Fund
Investor Class
10/01/25‑3/31/26+	$83.93	‑0.25%	$1,562.4	0.24%†	0.99%†	0.99%†	35%
9/30/25	$84.46	11.72%	$1,699.1	0.46%	1.00%	1.00%	58%
9/30/24	$75.82	23.42%	$1,760.0	0.54%	0.99%	0.99%	57%
9/30/23	$61.75	30.59%	$1,593.9	0.44%	1.00%	1.00%	70%
9/30/22	$47.43	‑23.64%	$1,318.0	0.21%	1.00%	0.98%	60%
9/30/21	$62.27	64.01%	$1,975.3	(0.06%)	1.01%	0.98%	20%
Advisor Class
10/01/25‑3/31/26+	$83.76	‑0.18%	$4,452.1	0.37%†	0.87%†	0.87%†	35%
9/30/25	$84.35	11.87%	$4,275.4	0.60%	0.87%	0.87%	58%
9/30/24	$75.71	23.56%	$3,539.7	0.65%	0.87%	0.87%	57%
9/30/23	$61.66	30.77%	$2,657.6	0.56%	0.88%	0.88%	70%
9/30/22	$47.37	‑23.55%	$2,146.2	0.34%	0.88%	0.86%	60%
9/30/21	$62.21	64.18%	$2,454.2	0.05%	0.89%	0.87%	20%
Institutional Class
10/01/25‑3/31/26+	$83.88	‑0.13%	$825.1	0.48%†	0.75%†	0.75%†	35%
9/30/25	$84.50	11.99%	$844.4	0.70%	0.76%	0.76%	58%
9/30/24	$75.84	23.69%	$751.6	0.76%	0.76%	0.76%	57%
9/30/23	$61.75	30.90%	$591.6	0.65%	0.78%	0.78%	70%
9/30/22	$47.43	‑23.48%	$465.6	0.42%	0.80%	0.78%	60%
9/30/21	$62.29	64.35%	$638.6	0.18%	0.79%	0.76%	20%
Class R6
10/01/25‑3/31/26+	$83.89	‑0.11%	$730.4	0.50%†	0.72%†	0.72%†	35%
9/30/25	$84.52	12.03%	$710.9	0.74%	0.73%	0.73%	58%
9/30/24	$75.85	23.75%	$622.9	0.80%	0.73%	0.73%	57%
9/30/23	$61.75	30.93%	$499.7	0.69%	0.74%	0.74%	70%
9/30/22	$47.45	‑23.44%	$295.2	0.47%	0.75%	0.73%	60%
9/30/21(b)	$62.29	30.85%	$331.2	0.16%†	0.76%†	0.74%†	20%
+
Unaudited.
†
Data has been annualized.
(a)
Computed using average shares outstanding throughout the period.
(b)
Commenced on 12/15/2020.

See accompanying Notes to Financial Statements.

Semi-Annual Financial Statements and Other Information:  Oakmark Funds  |  57

Oakmark Funds

Financial Highlights For a share outstanding throughout each period

		Income from Investment Operations:			Less Distributions:
Net Asset Value, Beginning of Period		Net Investment Income(a)	Net Gain (Loss) on Investments (Both Realized and Unrealized)	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Capital Gains	Total Distributions	Redemption Fees
Oakmark Global Fund
Investor Class
10/01/25‑3/31/26+	$37.55	0.05	(0.28)	(0.23)	(0.43)	0.00	(0.43)	0.00
9/30/25	$35.01	0.40	2.53	2.93	(0.39)	0.00	(0.39)	0.00
9/30/24	$31.22	0.44	4.75	5.19	(0.53)	(0.87)	(1.40)	0.00
9/30/23	$24.79	0.41	6.24	6.65	(0.22)	0.00	(0.22)	0.00
9/30/22	$36.53	0.37	(8.90)	(8.53)	(0.34)	(2.87)	(3.21)	0.00
9/30/21	$24.73	0.11	11.74	11.85	(0.05)	0.00	(0.05)	0.00
Advisor Class
10/01/25‑3/31/26+	$37.56	0.09	(0.28)	(0.19)	(0.51)	0.00	(0.51)	0.00
9/30/25	$35.03	0.47	2.51	2.98	(0.45)	0.00	(0.45)	0.00
9/30/24	$31.24	0.50	4.75	5.25	(0.59)	(0.87)	(1.46)	0.00
9/30/23	$24.80	0.42	6.29	6.71	(0.27)	0.00	(0.27)	0.00
9/30/22	$36.57	0.43	(8.91)	(8.48)	(0.42)	(2.87)	(3.29)	0.00
9/30/21	$24.74	0.18	11.74	11.92	(0.09)	0.00	(0.09)	0.00
Institutional Class
10/01/25‑3/31/26+	$37.57	0.09	(0.28)	(0.19)	(0.52)	0.00	(0.52)	0.00
9/30/25	$35.03	0.48	2.53	3.01	(0.47)	0.00	(0.47)	0.00
9/30/24	$31.24	0.51	4.76	5.27	(0.61)	(0.87)	(1.48)	0.00
9/30/23	$24.80	0.51	6.21	6.72	(0.28)	0.00	(0.28)	0.00
9/30/22	$36.58	0.44	(8.91)	(8.47)	(0.44)	(2.87)	(3.31)	0.00
9/30/21	$24.75	0.18	11.76	11.94	(0.11)	0.00	(0.11)	0.00
Class R6
10/01/25‑3/31/26+	$37.56	0.10	(0.27)	(0.17)	(0.54)	0.00	(0.54)	0.00
9/30/25	$35.02	0.47	2.55	3.02	(0.48)	0.00	(0.48)	0.00
9/30/24	$31.23	0.54	4.74	5.28	(0.62)	(0.87)	(1.49)	0.00
9/30/23	$24.80	0.54	6.18	6.72	(0.29)	0.00	(0.29)	0.00
9/30/22	$36.58	0.44	(8.91)	(8.47)	(0.44)	(2.87)	(3.31)	0.00
9/30/21(b)	$31.38	0.23	4.97	5.20	0.00	0.00	0.00	0.00
Oakmark Global Select Fund
Investor Class
10/01/25‑3/31/26+	$25.97	0.05	(1.43)	(1.38)	(0.38)	0.00	(0.38)	0.00
9/30/25	$23.57	0.28	2.38	2.66	(0.26)	0.00	(0.26)	0.00
9/30/24	$19.88	0.23	3.64	3.87	(0.18)	0.00	(0.18)	0.00
9/30/23	$15.62	0.14	4.18	4.32	(0.06)	0.00	(0.06)	0.00
9/30/22	$24.45	0.26	(6.88)	(6.62)	(0.20)	(2.01)	(2.21)	0.00
9/30/21	$16.86	0.06	7.53	7.59	0.00	0.00	0.00	0.00
Advisor Class
10/01/25‑3/31/26+	$25.96	0.07	(1.43)	(1.36)	(0.42)	0.00	(0.42)	0.00
9/30/25	$23.56	0.33	2.37	2.70	(0.30)	0.00	(0.30)	0.00
9/30/24	$19.87	0.26	3.64	3.90	(0.21)	0.00	(0.21)	0.00
9/30/23	$15.62	0.16	4.18	4.34	(0.09)	0.00	(0.09)	0.00
9/30/22	$24.44	0.29	(6.86)	(6.57)	(0.24)	(2.01)	(2.25)	0.00
9/30/21	$16.85	0.09	7.52	7.61	(0.02)	0.00	(0.02)	0.00
Institutional Class
10/01/25‑3/31/26+	$25.96	0.08	(1.43)	(1.35)	(0.44)	0.00	(0.44)	0.00
9/30/25	$23.56	0.34	2.37	2.71	(0.31)	0.00	(0.31)	0.00
9/30/24	$19.87	0.28	3.64	3.92	(0.23)	0.00	(0.23)	0.00
9/30/23	$15.63	0.19	4.16	4.35	(0.11)	0.00	(0.11)	0.00
9/30/22	$24.46	0.30	(6.86)	(6.56)	(0.26)	(2.01)	(2.27)	0.00
9/30/21	$16.86	0.11	7.53	7.64	(0.04)	0.00	(0.04)	0.00
Class R6
10/01/25‑3/31/26+	$25.98	0.09	(1.44)	(1.35)	(0.45)	0.00	(0.45)	0.00
9/30/25	$23.58	0.36	2.37	2.73	(0.33)	0.00	(0.33)	0.00
9/30/24	$19.89	0.31	3.62	3.93	(0.24)	0.00	(0.24)	0.00
9/30/23	$15.64	0.21	4.16	4.37	(0.12)	0.00	(0.12)	0.00
9/30/22	$24.47	0.31	(6.86)	(6.55)	(0.27)	(2.01)	(2.28)	0.00
9/30/21(b)	$20.65	0.15	3.67	3.82	0.00	0.00	0.00	0.00
+
Unaudited.
†
Data has been annualized.
(a)
Computed using average shares outstanding throughout the period.
(b)
Commenced on 12/15/2020.

See accompanying Notes to Financial Statements.

58  |  Semi-Annual Financial Statements and Other Information:  Oakmark Funds

Oakmark Funds

Financial Highlights For a share outstanding throughout each period

			Ratios/Supplemental Data:
Net Asset Value, End of Period		Total Return	Net Assets, End of Period ($million)	Ratio of Net Investment Income to Average Net Assets	Ratio of Gross Expenses to Average Net Assets	Ratio of Net Expenses to Average Net Assets	Portfolio Turnover Rate
Oakmark Global Fund
Investor Class
10/01/25‑3/31/26+	$36.89	‑0.67%	$472.0	0.26%†	1.11%†	1.11%†	28%
9/30/25	$37.55	8.49%	$521.4	1.15%	1.11%	1.11%	68%
9/30/24	$35.01	17.06%	$584.8	1.35%	1.12%	1.12%	48%
9/30/23	$31.22	26.88%	$581.0	1.33%	1.13%	1.13%	47%
9/30/22	$24.79	‑25.74%	$516.9	1.13%	1.13%	1.11%	58%
9/30/21	$36.53	47.96%	$802.1	0.31%	1.16%	1.13%	40%
Advisor Class
10/01/25‑3/31/26+	$36.86	‑0.57%	$165.0	0.45%†	0.92%†	0.92%†	28%
9/30/25	$37.56	8.67%	$169.1	1.34%	0.92%	0.92%	68%
9/30/24	$35.03	17.28%	$139.9	1.56%	0.93%	0.93%	48%
9/30/23	$31.24	27.17%	$135.8	1.35%	0.94%	0.94%	47%
9/30/22	$24.80	‑25.63%	$152.7	1.32%	0.93%	0.91%	58%
9/30/21	$36.57	48.25%	$214.6	0.51%	0.96%	0.93%	40%
Institutional Class
10/01/25‑3/31/26+	$36.86	‑0.54%	$306.9	0.49%†	0.88%†	0.88%†	28%
9/30/25	$37.57	8.71%	$325.2	1.39%	0.88%	0.88%	68%
9/30/24	$35.03	17.33%	$328.5	1.58%	0.89%	0.89%	48%
9/30/23	$31.24	27.21%	$356.4	1.65%	0.90%	0.90%	47%
9/30/22	$24.80	‑25.61%	$285.2	1.34%	0.91%	0.89%	58%
9/30/21	$36.58	48.31%	$432.4	0.53%	0.92%	0.89%	40%
Class R6
10/01/25‑3/31/26+	$36.85	‑0.54%	$89.9	0.54%†	0.85%†	0.85%†	28%
9/30/25	$37.56	8.78%	$104.2	1.37%	0.85%	0.85%	68%
9/30/24	$35.02	17.37%	$121.0	1.66%	0.86%	0.86%	48%
9/30/23	$31.23	27.15%	$109.9	1.73%	0.87%	0.87%	47%
9/30/22	$24.80	‑25.57%	$68.8	1.37%	0.88%	0.86%	58%
9/30/21(b)	$36.58	16.57%	$91.9	0.77%†	0.89%†	0.87%†	40%
Oakmark Global Select Fund
Investor Class
10/01/25‑3/31/26+	$24.21	‑5.45%	$265.1	0.41%†	1.10%†	1.10%†	28%
9/30/25	$25.97	11.48%	$304.2	1.19%	1.11%	1.11%	65%
9/30/24	$23.57	19.51%	$335.1	1.06%	1.13%	1.13%	44%
9/30/23	$19.88	27.70%	$351.3	0.73%	1.14%	1.14%	32%
9/30/22	$15.62	‑29.77%	$334.3	1.22%	1.12%	1.10%	46%
9/30/21	$24.45	45.02%	$574.8	0.27%	1.12%	1.09%	49%
Advisor Class
10/01/25‑3/31/26+	$24.18	‑5.37%	$129.9	0.57%†	0.94%†	0.94%†	28%
9/30/25	$25.96	11.67%	$143.7	1.37%	0.95%	0.95%	65%
9/30/24	$23.56	19.73%	$133.8	1.23%	0.96%	0.96%	44%
9/30/23	$19.87	27.89%	$136.7	0.86%	0.97%	0.97%	32%
9/30/22	$15.62	‑29.63%	$150.4	1.37%	0.95%	0.93%	46%
9/30/21	$24.44	45.21%	$257.6	0.43%	0.95%	0.92%	49%
Institutional Class
10/01/25‑3/31/26+	$24.17	‑5.36%	$360.6	0.63%†	0.88%†	0.88%†	28%
9/30/25	$25.96	11.70%	$435.1	1.40%	0.88%	0.88%	65%
9/30/24	$23.56	19.86%	$453.2	1.31%	0.90%	0.90%	44%
9/30/23	$19.87	27.92%	$459.5	1.00%	0.90%	0.90%	32%
9/30/22	$15.63	‑29.57%	$416.6	1.44%	0.89%	0.87%	46%
9/30/21	$24.46	45.33%	$762.7	0.46%	0.89%	0.86%	49%
Class R6
10/01/25‑3/31/26+	$24.18	‑5.33%	$129.4	0.69%†	0.82%†	0.82%†	28%
9/30/25	$25.98	11.81%	$135.9	1.51%	0.82%	0.82%	65%
9/30/24	$23.58	19.85%	$134.0	1.47%	0.84%	0.84%	44%
9/30/23	$19.89	28.04%	$113.9	1.09%	0.85%	0.85%	32%
9/30/22	$15.64	‑29.54%	$87.0	1.47%	0.84%	0.82%	46%
9/30/21(b)	$24.47	18.50%	$124.1	0.76%†	0.84%†	0.82%†	49%
+
Unaudited.
†
Data has been annualized.
(a)
Computed using average shares outstanding throughout the period.
(b)
Commenced on 12/15/2020.

See accompanying Notes to Financial Statements.

Semi-Annual Financial Statements and Other Information:  Oakmark Funds  |  59

Oakmark Funds

Financial Highlights For a share outstanding throughout each period

		Income from Investment Operations:			Less Distributions:
Net Asset Value, Beginning of Period		Net Investment Income(a)	Net Gain (Loss) on Investments (Both Realized and Unrealized)	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Capital Gains	Total Distributions	Redemption Fees
Oakmark International Fund
Investor Class
10/01/25‑3/31/26+	$31.58	0.04	(0.61)	(0.57)	(0.60)	0.00	(0.60)	0.00
9/30/25	$27.98	0.56	3.66	4.22	(0.62)	0.00	(0.62)	0.00
9/30/24	$25.15	0.55	2.78	3.33	(0.50)	0.00	(0.50)	0.00
9/30/23	$19.27	0.51	6.05	6.56	(0.68)	0.00	(0.68)	0.00
9/30/22	$28.17	0.58	(9.13)	(8.55)	(0.35)	0.00	(0.35)	0.00
9/30/21	$19.91	0.27	8.08	8.35	(0.09)	0.00	(0.09)	0.00
Advisor Class
10/01/25‑3/31/26+	$31.54	0.07	(0.62)	(0.55)	(0.66)	0.00	(0.66)	0.00
9/30/25	$27.95	0.50	3.76	4.26	(0.67)	0.00	(0.67)	0.00
9/30/24	$25.12	0.61	2.76	3.37	(0.54)	0.00	(0.54)	0.00
9/30/23	$19.27	0.53	6.06	6.59	(0.74)	0.00	(0.74)	0.00
9/30/22	$28.15	0.62	(9.12)	(8.50)	(0.38)	0.00	(0.38)	0.00
9/30/21	$19.89	0.27	8.11	8.38	(0.12)	0.00	(0.12)	0.00
Institutional Class
10/01/25‑3/31/26+	$31.54	0.08	(0.61)	(0.53)	(0.69)	0.00	(0.69)	0.00
9/30/25	$27.96	0.58	3.69	4.27	(0.69)	0.00	(0.69)	0.00
9/30/24	$25.13	0.63	2.77	3.40	(0.57)	0.00	(0.57)	0.00
9/30/23	$19.28	0.57	6.04	6.61	(0.76)	0.00	(0.76)	0.00
9/30/22	$28.19	0.64	(9.13)	(8.49)	(0.42)	0.00	(0.42)	0.00
9/30/21	$19.92	0.37	8.04	8.41	(0.14)	0.00	(0.14)	0.00
Class R6
10/01/25‑3/31/26+	$31.56	0.09	(0.61)	(0.52)	(0.71)	0.00	(0.71)	0.00
9/30/25	$27.98	0.68	3.61	4.29	(0.71)	0.00	(0.71)	0.00
9/30/24	$25.15	0.63	2.78	3.41	(0.58)	0.00	(0.58)	0.00
9/30/23	$19.29	0.58	6.05	6.63	(0.77)	0.00	(0.77)	0.00
9/30/22	$28.20	0.67	(9.15)	(8.48)	(0.43)	0.00	(0.43)	0.00
9/30/21(b)	$25.83	0.38	1.99	2.37	0.00	0.00	0.00	0.00
Oakmark International Small Cap Fund
Investor Class
10/01/25‑3/31/26+	$22.76	0.03	(1.50)	(1.47)	(0.39)	(0.76)	(1.15)	0.00
9/30/25	$21.25	0.38	2.27	2.65	(0.39)	(0.75)	(1.14)	0.00
9/30/24	$17.82	0.33	3.46	3.79	(0.36)	0.00	(0.36)	0.00
9/30/23	$13.25	0.33	4.55	4.88	(0.22)	(0.09)	(0.31)	0.00
9/30/22	$19.92	0.29	(6.64)	(6.35)	(0.32)	0.00	(0.32)	0.00
9/30/21	$13.67	0.22	6.35	6.57	(0.32)	0.00	(0.32)	0.00
Advisor Class
10/01/25‑3/31/26+	$22.78	0.05	(1.52)	(1.47)	(0.42)	(0.76)	(1.18)	0.00
9/30/25	$21.28	0.41	2.26	2.67	(0.42)	(0.75)	(1.17)	0.00
9/30/24	$17.84	0.36	3.47	3.83	(0.39)	0.00	(0.39)	0.00
9/30/23	$13.28	0.35	4.56	4.91	(0.26)	(0.09)	(0.35)	0.00
9/30/22	$19.96	0.34	(6.67)	(6.33)	(0.35)	0.00	(0.35)	0.00
9/30/21	$13.69	0.23	6.38	6.61	(0.34)	0.00	(0.34)	0.00
Institutional Class
10/01/25‑3/31/26+	$22.72	0.06	(1.51)	(1.45)	(0.44)	(0.76)	(1.20)	0.00
9/30/25	$21.23	0.43	2.25	2.68	(0.44)	(0.75)	(1.19)	0.00
9/30/24	$17.79	0.39	3.46	3.85	(0.41)	0.00	(0.41)	0.00
9/30/23	$13.24	0.38	4.53	4.91	(0.27)	(0.09)	(0.36)	0.00
9/30/22	$19.91	0.34	(6.64)	(6.30)	(0.37)	0.00	(0.37)	0.00
9/30/21	$13.65	0.26	6.35	6.61	(0.35)	0.00	(0.35)	0.00
Class R6
10/01/25‑3/31/26+	$22.72	0.06	(1.50)	(1.44)	(0.45)	(0.76)	(1.21)	0.00
9/30/25	$21.22	0.34	2.36	2.70	(0.45)	(0.75)	(1.20)	0.00
9/30/24	$17.79	0.39	3.45	3.84	(0.41)	0.00	(0.41)	0.00
9/30/23	$13.24	0.33	4.58	4.91	(0.27)	(0.09)	(0.36)	0.00
9/30/22	$19.91	0.37	(6.67)	(6.30)	(0.37)	0.00	(0.37)	0.00
9/30/21(b)	$16.66	0.25	3.00	3.25	0.00	0.00	0.00	0.00
+
Unaudited.
†
Data has been annualized.
(a)
Computed using average shares outstanding throughout the period.
(b)
Commenced on 12/15/2020.

See accompanying Notes to Financial Statements.

60  |  Semi-Annual Financial Statements and Other Information:  Oakmark Funds

Oakmark Funds

Financial Highlights For a share outstanding throughout each period

			Ratios/Supplemental Data:
Net Asset Value, End of Period		Total Return	Net Assets, End of Period ($million)	Ratio of Net Investment Income to Average Net Assets	Ratio of Gross Expenses to Average Net Assets	Ratio of Net Expenses to Average Net Assets	Portfolio Turnover Rate
Oakmark International Fund
Investor Class
10/01/25‑3/31/26+	$30.41	‑1.91%	$3,438.1	0.24%†	1.05%†	1.05%†	33%
9/30/25	$31.58	15.56%	$4,158.0	2.02%	1.06%	1.06%	51%
9/30/24	$27.98	13.32%	$5,056.1	2.10%	1.05%	1.05%	32%
9/30/23	$25.15	34.39%	$5,865.4	2.02%	1.05%	1.05%	27%
9/30/22	$19.27	‑30.72%	$5,032.4	2.25%	1.06%	1.04%	35%
9/30/21	$28.17	41.96%	$8,756.6	0.99%	1.05%	1.02%	42%
Advisor Class
10/01/25‑3/31/26+	$30.33	‑1.86%	$1,374.0	0.43%†	0.87%†	0.87%†	33%
9/30/25	$31.54	15.78%	$1,515.7	1.82%	0.89%	0.89%	51%
9/30/24	$27.95	13.54%	$2,304.8	2.33%	0.88%	0.88%	32%
9/30/23	$25.12	34.57%	$2,582.7	2.13%	0.88%	0.88%	27%
9/30/22	$19.27	‑30.59%	$2,246.8	2.44%	0.88%	0.86%	35%
9/30/21	$28.15	42.22%	$3,316.0	1.03%	0.88%	0.85%	42%
Institutional Class
10/01/25‑3/31/26+	$30.32	‑1.81%	$4,877.0	0.49%†	0.81%†	0.81%†	33%
9/30/25	$31.54	15.84%	$5,467.1	2.09%	0.82%	0.82%	51%
9/30/24	$27.96	13.62%	$8,074.1	2.41%	0.81%	0.81%	32%
9/30/23	$25.13	34.65%	$8,125.2	2.26%	0.81%	0.81%	27%
9/30/22	$19.28	‑30.54%	$7,250.7	2.51%	0.81%	0.79%	35%
9/30/21	$28.19	42.30%	$11,748.6	1.34%	0.80%	0.77%	42%
Class R6
10/01/25‑3/31/26+	$30.33	‑1.78%	$2,954.7	0.54%†	0.76%†	0.76%†	33%
9/30/25	$31.56	15.90%	$3,417.7	2.43%	0.76%	0.76%	51%
9/30/24	$27.98	13.68%	$2,899.0	2.43%	0.75%	0.75%	32%
9/30/23	$25.15	34.76%	$2,706.0	2.31%	0.75%	0.75%	27%
9/30/22	$19.29	‑30.51%	$2,389.0	2.63%	0.77%	0.75%	35%
9/30/21(b)	$28.20	9.18%	$2,997.8	1.62%†	0.77%†	0.75%†	42%
Oakmark International Small Cap Fund
Investor Class
10/01/25‑3/31/26+	$20.14	‑6.78%	$311.9	0.30%†	1.32%†	1.32%†	19%
9/30/25	$22.76	13.64%	$376.0	1.85%	1.33%	1.33%	37%
9/30/24	$21.25	21.48%	$378.0	1.71%	1.33%	1.33%	40%
9/30/23	$17.82	37.05%	$367.3	1.91%	1.34%	1.34%	32%
9/30/22	$13.25	‑32.37%	$306.8	1.67%	1.36%	1.34%	37%
9/30/21	$19.92	48.51%	$560.1	1.18%	1.37%	1.35%	48%
Advisor Class
10/01/25‑3/31/26+	$20.13	‑6.75%	$170.2	0.47%†	1.16%†	1.16%†	19%
9/30/25	$22.78	13.79%	$197.0	2.00%	1.17%	1.17%	37%
9/30/24	$21.28	21.72%	$177.0	1.87%	1.17%	1.17%	40%
9/30/23	$17.84	37.16%	$163.5	2.02%	1.18%	1.18%	32%
9/30/22	$13.28	‑32.24%	$131.8	1.96%	1.18%	1.16%	37%
9/30/21	$19.96	48.76%	$189.3	1.26%	1.20%	1.19%	48%
Institutional Class
10/01/25‑3/31/26+	$20.07	‑6.70%	$531.9	0.55%†	1.08%†	1.08%†	19%
9/30/25	$22.72	13.89%	$593.1	2.09%	1.08%	1.08%	37%
9/30/24	$21.23	21.88%	$642.5	2.00%	1.08%	1.08%	40%
9/30/23	$17.79	37.30%	$481.6	2.15%	1.10%	1.10%	32%
9/30/22	$13.24	‑32.20%	$329.0	1.95%	1.11%	1.09%	37%
9/30/21	$19.91	48.93%	$526.9	1.41%	1.11%	1.09%	48%
Class R6
10/01/25‑3/31/26+	$20.07	‑6.66%	$150.9	0.59%†	1.04%†	1.04%†	19%
9/30/25	$22.72	13.98%	$171.5	1.70%	1.04%	1.04%	37%
9/30/24	$21.22	21.85%	$470.4	1.99%	1.06%	1.06%	40%
9/30/23	$17.79	37.34%	$304.9	1.94%	1.07%	1.07%	32%
9/30/22	$13.24	‑32.19%	$400.2	2.19%	1.08%	1.06%	37%
9/30/21(b)	$19.91	19.51%	$367.6	1.55%†	1.09%†	1.07%†	48%
+
Unaudited.
†
Data has been annualized.
(a)
Computed using average shares outstanding throughout the period.
(b)
Commenced on 12/15/2020.

See accompanying Notes to Financial Statements.

Semi-Annual Financial Statements and Other Information:  Oakmark Funds  |  61

Oakmark Funds

Financial Highlights For a share outstanding throughout each period

		Income from Investment Operations:			Less Distributions:
Net Asset Value, Beginning of Period		Net Investment Income(a)	Net Gain (Loss) on Investments (Both Realized and Unrealized)	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Capital Gains	Total Distributions	Redemption Fees
Oakmark Equity and Income Fund
Investor Class
10/01/25‑3/31/26+	$38.00	0.42	(0.40)	0.02	(0.42)	0.00	(0.42)	0.00
9/30/25	$36.20	0.84	1.77	2.61	(0.81)	0.00	(0.81)	0.00
9/30/24	$31.41	0.78	5.34	6.12	(1.33)	0.00	(1.33)	0.00
9/30/23	$27.85	0.66	3.33	3.99	(0.43)	0.00	(0.43)	0.00
9/30/22	$35.94	0.44	(5.63)	(5.19)	(0.29)	(2.61)	(2.90)	0.00
9/30/21	$27.50	0.32	9.40	9.72	(0.35)	(0.93)	(1.28)	0.00
Advisor Class
10/01/25‑3/31/26+	$37.96	0.47	(0.41)	0.06	(0.46)	0.00	(0.46)	0.00
9/30/25	$36.16	0.93	1.77	2.70	(0.90)	0.00	(0.90)	0.00
9/30/24	$31.43	0.86	5.34	6.20	(1.47)	0.00	(1.47)	0.00
9/30/23	$27.87	0.71	3.36	4.07	(0.51)	0.00	(0.51)	0.00
9/30/22	$35.98	0.53	(5.65)	(5.12)	(0.38)	(2.61)	(2.99)	0.00
9/30/21	$27.51	0.39	9.40	9.79	(0.39)	(0.93)	(1.32)	0.00
Institutional Class
10/01/25‑3/31/26+	$37.95	0.47	(0.40)	0.07	(0.47)	0.00	(0.47)	0.00
9/30/25	$36.16	0.94	1.76	2.70	(0.91)	0.00	(0.91)	0.00
9/30/24	$31.43	0.87	5.35	6.22	(1.49)	0.00	(1.49)	0.00
9/30/23	$27.87	0.75	3.32	4.07	(0.51)	0.00	(0.51)	0.00
9/30/22	$35.99	0.52	(5.63)	(5.11)	(0.40)	(2.61)	(3.01)	0.00
9/30/21	$27.52	0.41	9.40	9.81	(0.41)	(0.93)	(1.34)	0.00
Class R6
10/01/25‑3/31/26+	$37.95	0.48	(0.41)	0.07	(0.48)	0.00	(0.48)	0.00
9/30/25	$36.15	0.95	1.77	2.72	(0.92)	0.00	(0.92)	0.00
9/30/24	$31.45	0.89	5.32	6.21	(1.51)	0.00	(1.51)	0.00
9/30/23	$27.88	0.79	3.30	4.09	(0.52)	0.00	(0.52)	0.00
9/30/22	$36.00	0.57	(5.68)	(5.11)	(0.40)	(2.61)	(3.01)	0.00
9/30/21(b)	$30.24	0.49	5.27	5.76	0.00	0.00	0.00	0.00
Oakmark Bond Fund
Investor Class
10/01/25‑3/31/26+	$9.03	0.20	(0.11)	0.09	(0.21)	0.00	(0.21)	0.00
9/30/25	$9.11	0.43	(0.07)	0.36	(0.44)	0.00	(0.44)	0.00
9/30/24	$8.40	0.42	0.69	1.11	(0.40)	0.00	(0.40)	0.00
9/30/23	$8.60	0.36	(0.20)	0.16	(0.36)	0.00	(0.36)	0.00
9/30/22(c)	$9.89	0.17	(1.29)	(1.12)	(0.17)	0.00	(0.17)	0.00
Advisor Class
10/01/25‑3/31/26+	$9.05	0.22	(0.12)	0.10	(0.22)	0.00	(0.22)	0.00
9/30/25	$9.13	0.44	(0.06)	0.38	(0.46)	0.00	(0.46)	0.00
9/30/24	$8.41	0.44	0.70	1.14	(0.42)	0.00	(0.42)	0.00
9/30/23	$8.61	0.38	(0.21)	0.17	(0.37)	0.00	(0.37)	0.00
9/30/22	$10.35	0.23	(1.55)	(1.32)	(0.23)	(0.19)	(0.42)	0.00
9/30/21	$10.16	0.16	0.24	0.40	(0.16)	(0.05)	(0.21)	0.00
Institutional Class
10/01/25‑3/31/26+	$9.05	0.22	(0.12)	0.10	(0.22)	0.00	(0.22)	0.00
9/30/25	$9.13	0.45	(0.07)	0.38	(0.46)	0.00	(0.46)	0.00
9/30/24	$8.41	0.44	0.70	1.14	(0.42)	0.00	(0.42)	0.00
9/30/23	$8.61	0.39	(0.21)	0.18	(0.38)	0.00	(0.38)	0.00
9/30/22	$10.35	0.24	(1.56)	(1.32)	(0.23)	(0.19)	(0.42)	0.00
9/30/21	$10.17	0.18	0.22	0.40	(0.17)	(0.05)	(0.22)	0.00
Class R6
10/01/25‑3/31/26+	$9.05	0.22	(0.12)	0.10	(0.22)	0.00	(0.22)	0.00
9/30/25	$9.13	0.45	(0.06)	0.39	(0.47)	0.00	(0.47)	0.00
9/30/24	$8.41	0.45	0.70	1.15	(0.43)	0.00	(0.43)	0.00
9/30/23	$8.61	0.39	(0.21)	0.18	(0.38)	0.00	(0.38)	0.00
9/30/22	$10.35	0.25	(1.56)	(1.31)	(0.24)	(0.19)	(0.43)	0.00
9/30/21(b)	$10.32	0.14	0.04	0.18	(0.15)	0.00	(0.15)	0.00
+
Unaudited.
†
Data has been annualized.
(a)
Computed using average shares outstanding throughout the period.
(b)
Commenced on 12/15/2020.
(c)
Commenced on 01/28/2022.

See accompanying Notes to Financial Statements.

62  |  Semi-Annual Financial Statements and Other Information:  Oakmark Funds

Oakmark Funds

Financial Highlights For a share outstanding throughout each period

			Ratios/Supplemental Data:
Net Asset Value, End of Period		Total Return	Net Assets, End of Period ($million)	Ratio of Net Investment Income to Average Net Assets	Ratio of Gross Expenses to Average Net Assets	Ratio of Net Expenses to Average Net Assets	Portfolio Turnover Rate
Oakmark Equity and Income Fund
Investor Class
10/01/25‑3/31/26+	$37.60	0.04%	$3,637.4	2.20%†	0.85%†	0.85%†	29%
9/30/25	$38.00	7.31%	$3,998.5	2.29%	0.85%	0.85%	69%
9/30/24	$36.20	19.78%	$4,451.4	2.31%	0.85%	0.85%	38%
9/30/23	$31.41	14.40%	$4,213.3	2.13%	0.86%	0.86%	45%
9/30/22	$27.85	‑15.84%	$4,194.4	1.34%	0.85%	0.83%	49%
9/30/21	$35.94	36.19%	$5,587.1	0.97%	0.87%	0.84%	14%
Advisor Class
10/01/25‑3/31/26+	$37.56	0.13%	$685.3	2.43%†	0.62%†	0.62%†	29%
9/30/25	$37.96	7.57%	$708.8	2.52%	0.63%	0.63%	69%
9/30/24	$36.16	20.06%	$592.9	2.54%	0.62%	0.62%	38%
9/30/23	$31.43	14.70%	$549.0	2.33%	0.61%	0.61%	45%
9/30/22	$27.87	‑15.66%	$738.4	1.61%	0.60%	0.58%	49%
9/30/21	$35.98	36.49%	$868.4	1.20%	0.66%	0.62%	14%
Institutional Class
10/01/25‑3/31/26+	$37.55	0.15%	$1,146.9	2.46%†	0.59%†	0.59%†	29%
9/30/25	$37.95	7.58%	$1,173.9	2.56%	0.59%	0.59%	69%
9/30/24	$36.16	20.07%	$1,195.5	2.57%	0.59%	0.59%	38%
9/30/23	$31.43	14.73%	$1,029.9	2.42%	0.59%	0.59%	45%
9/30/22	$27.87	‑15.66%	$911.0	1.59%	0.60%	0.58%	49%
9/30/21	$35.99	36.57%	$1,138.5	1.22%	0.62%	0.58%	14%
Class R6
10/01/25‑3/31/26+	$37.54	0.17%	$365.4	2.51%†	0.55%†	0.55%†	29%
9/30/25	$37.95	7.65%	$359.1	2.59%	0.56%	0.56%	69%
9/30/24	$36.15	20.07%	$306.1	2.61%	0.56%	0.56%	38%
9/30/23	$31.45	14.77%	$232.4	2.54%	0.56%	0.56%	45%
9/30/22	$27.88	‑15.63%	$90.9	1.75%	0.56%	0.54%	49%
9/30/21(b)	$36.00	19.05%	$87.3	1.78%†	0.57%†	0.55%†	14%
			Ratios/Supplemental Data:
Net Asset Value, End of Period		Total Return	Net Assets, End of Period ($million)	Ratio of Net Investment Income to Average Net Assets		Ratio of Gross Expenses to Average Net Assets		Ratio of Waiver/ Reimbursement to Average Net Assets		Ratio of Net Expenses to Average Net Assets		Portfolio Turnover Rate
Oakmark Bond Fund
Investor Class
10/01/25‑3/31/26+	$8.91	0.96%	$23.7	4.56%	†	0.84%	†	(0.10%	)†	0.74%	†	58%
9/30/25	$9.03	4.16%	$7.9	4.79%		0.84%		(0.10%	)	0.74%		144%
9/30/24	$9.11	13.49%	$43.0	4.81%		0.95%		(0.21%	)	0.74%		90%
9/30/23	$8.40	1.78%	$1.1	4.18%		1.33%		(0.59%	)	0.74%		75%
9/30/22(c)	$8.60	‑11.43%	$1.0	2.76%	†	1.64%	†	(0.90%	)†	0.74%	†	97%
Advisor Class
10/01/25‑3/31/26+	$8.93	1.08%	$78.6	4.78%	†	0.71%	†	(0.23%	)†	0.48%	†	58%
9/30/25	$9.05	4.37%	$63.3	4.98%		0.65%		(0.11%	)	0.54%		144%
9/30/24	$9.13	13.67%	$20.2	4.98%		0.74%		(0.20%	)	0.54%		90%
9/30/23	$8.41	2.10%	$0.8	4.31%		1.12%		(0.58%	)	0.54%		75%
9/30/22	$8.61	‑13.11%	$1.4	2.41%		1.06%		(0.52%	)	0.54%		97%
9/30/21	$10.35	3.81%	$2.4	1.59%		0.93%		(0.37%	)	0.57%		112%
Institutional Class
10/01/25‑3/31/26+	$8.93	1.09%	$17.4	4.80%	†	0.65%	†	(0.20%	)†	0.45%	†	58%
9/30/25	$9.05	4.39%	$17.4	5.01%		0.66%		(0.14%	)	0.52%		144%
9/30/24	$9.13	13.84%	$15.1	5.00%		0.77%		(0.25%	)	0.52%		90%
9/30/23	$8.41	2.00%	$2.6	4.41%		1.08%		(0.56%	)	0.52%		75%
9/30/22	$8.61	‑13.10%	$3.0	2.50%		1.05%		(0.53%	)	0.52%		97%
9/30/21	$10.35	3.88%	$3.3	1.75%		0.89%		(0.43%	)	0.46%		112%
Class R6
10/01/25‑3/31/26+	$8.93	1.11%	$128.1	4.84%	†	0.54%	†	(0.13%	)†	0.41%	†	58%
9/30/25	$9.05	4.48%	$122.9	5.09%		0.56%		(0.12%	)	0.44%		144%
9/30/24	$9.13	13.96%	$103.2	5.12%		0.77%		(0.33%	)	0.44%		90%
9/30/23	$8.41	2.08%	$102.8	4.50%		1.02%		(0.58%	)	0.44%		75%
9/30/22	$8.61	‑13.03%	$81.4	2.57%		1.02%		(0.58%	)	0.44%		97%
9/30/21(b)	$10.35	1.74%	$91.3	1.71%	†	0.93%	†	(0.49%	)†	0.44%	†	112%
+
Unaudited.
†
Data has been annualized.
(a)
Computed using average shares outstanding throughout the period.
(b)
Commenced on 12/15/2020.
(c)
Commenced on 01/28/2022.

See accompanying Notes to Financial Statements.

Semi-Annual Financial Statements and Other Information:  Oakmark Funds  |  63

Oakmark Funds

Other Information

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Included in the Statement of Operations within the Funds’ Financial Statements.

Statement Regarding Basis for Approval of Investment Advisory Agreements

Oakmark Funds Disclosure Regarding the Board of Trustees’ Approval of Investment Advisory Agreements as Approved November 5, 2025

On an annual basis, the Board of Trustees (the “Board” or “Trustees”) of Harris Associates Investment Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” of the Trust or of Harris Associates L.P. (the “Adviser”) (including its affiliates), as such term is defined under the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), considers whether to continue the investment advisory agreements with the Adviser (each, an “Agreement,” and collectively, the “Agreements”) with respect to each series of the Trust (each, a “Fund”). At a meeting held on November 5, 2025, the Board, including all of the Independent Trustees, determined that the continuation of the Agreement for each Fund was in the best interest of the Fund and its shareholders, and approved the continuation of each Agreement through November 30, 2026. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each Fund and its shareholders; (ii) a comparison of each Fund’s performance, fees and expenses relative to its benchmark and various comparable funds and accounts; (iii) the costs of the services provided and the estimated profit or loss realized by the Adviser from its relationships with each Fund; (iv) any achieved or anticipated economies of scale in relation to the services the Adviser provides to each Fund and whether any such economies of scale are shared with Fund shareholders; and (v) any “fall-out” benefits likely to accrue to the Adviser and its affiliates from their relationship with each Fund.

In evaluating the Agreements with respect to each Fund, the Board’s Committee on Contracts (the “Committee”), together with the other Independent Trustees, requested, received, reviewed and considered extensive materials provided by the Adviser in response to questions submitted by the Independent Trustees. The Committee is comprised solely of Independent Trustees and leads the Board in its evaluation of the Agreements. During the annual contract approval process, the Committee and the other Independent Trustees met multiple times specifically to review and consider materials related to the proposed continuation of each Agreement; and to allow the Adviser additional time to respond to questions from the Independent Trustees and for Independent Trustees to consider those responses. They also met with senior representatives of the Adviser regarding, among other things, its personnel, operations and financial condition as they relate to the Funds. In addition, the Board retained Broadridge Financial Solutions, Inc. (“Broadridge”), an independent consulting firm that specializes in the analysis of fund industry data, to provide performance and expense information for each Fund and a group of comparable funds, as selected by Broadridge. As a general matter, the Board considered each Fund’s performance and fees in light of the limitations inherent in the methodology used by Broadridge to construct such comparative groups and determine which investment companies should be included in the comparative groups. In connection with its deliberations, the Board also considered a broad range of information relevant to the annual contract approval process that is provided to the Board (including its various standing committees) at meetings throughout the year. While the Board considered the continuation of the Agreements for all of the Funds at the same meetings, the Board considered each Fund’s Agreement separately from those of each other Fund.

The Independent Trustees were advised by legal counsel that is experienced in 1940 Act matters and that is independent from the Adviser (“Independent Counsel”) throughout the annual contract approval process. During the course of the year and during their deliberations regarding the annual contract approval process, the Committee and the other Independent Trustees met with Independent Counsel separately from representatives of the Adviser.

Provided below is a description of the Board’s annual contract approval process and material factors that the Board considered regarding continuation of the Agreements and the compensation to be paid thereunder. In connection with its approval of the continuation of the Agreements, the Board evaluated the terms of the Agreements, the overall fairness of the Agreements to each Fund, the costs and benefits of the Agreements to each Fund, and to each Fund’s underlying shareholders, and whether the Agreements were in the best interests of each respective Fund and its shareholders. The Board’s determination to approve the continuation of the Agreements was based on a comprehensive consideration of all information provided to the Board throughout the year and in connection with the annual contract approval process.

64  |  Semi-Annual Financial Statements and Other Information:  Oakmark Funds

Oakmark Funds

This description is not intended to include all of the factors considered by the Board. The Trustees did not identify any particular information or factor that was all-important or controlling, and each Independent Trustee may have attributed different weights to the various factors based on their business judgment. Additionally, the information and factors considered, and weight placed on any particular information or factor may change over time. The Board focused on the costs and benefits of each Agreement to the respective Fund and, through the Fund, its shareholders.

Nature, Extent and Quality of Services

The Board’s consideration of the nature, extent and quality of the Adviser’s services to the Funds took into account the knowledge the Board gained during meetings with the Adviser throughout the year. In addition, the Board considered: the Adviser’s long-term history of care and conscientiousness in the management of the Funds; the consistency of the Adviser’s investment approach; the qualifications, experience, capabilities, and succession plans of, and the resources available to, the Adviser’s investment personnel and other personnel responsible for managing the Funds; the Adviser’s performance as administrator of the Funds; and the Adviser’s compliance program. The Board also considered the Adviser’s resources and reviewed key personnel involved in providing investment management services to the Funds and the investment results produced as a result of the Adviser’s in-house research. The Trustees also reviewed information regarding each Fund’s “active share” in relation to its benchmark index.

The Board noted the extensive range of services that the Adviser provides to the Funds beyond the investment management services. The Board considered that, pursuant to each Agreement, the Adviser provides administrative services, including, among others, oversight of shareholder communications, fund administration and accounting services, regulatory and legal obligation oversight, supervision of Fund operations and Board support. The Board also considered the Adviser’s policies and practices regarding brokerage, commissions, trade execution, transaction and other trading costs, and allocation of portfolio transactions. The Board noted that the Adviser is also responsible for monitoring compliance with each Fund’s investment objectives, policies and restrictions, as well as compliance with applicable law, including implementing adopted changes and considering proposed new requirements resulting from regulatory initiatives of the U.S. Securities and Exchange Commission and other regulators. The Board also considered that the Adviser’s responsibilities include continual management of investment, operational, cybersecurity, enterprise, legal, regulatory and compliance risks as they relate to the Funds, and on a regular basis it considers information regarding the Adviser’s processes for identifying, monitoring and managing risk. The Board also noted the Adviser’s oversight of the Funds’ various outside service providers, including its negotiation of certain service providers’ fees and its evaluation of service providers’ infrastructure, cybersecurity programs, compliance programs and business continuity programs, among other matters. The Board also considered the Adviser’s ongoing development of its own internal infrastructure, including, among other things, its operational and trading capabilities, and its information technology to support the Funds’ compliance structure through, among other things, cybersecurity programs, business continuity planning and risk management. In addition, the Board noted the positive compliance history of the Adviser.

The Board also considered the general structure of the Adviser’s compensation program for portfolio managers, analysts and certain other employees, and whether this structure provides appropriate incentives to act in the best interests of the Funds. In addition, the Board considered the ability of the Adviser to attract and retain qualified personnel to service the Funds. The Board also noted the significant personal investments that the Adviser’s personnel have made in the Funds, which serve to further align the interests of the Adviser and its personnel with those of the Funds’ shareholders.

The Board also considered the manner in which the Adviser addressed various matters that arose during the year. These matters may have been the result of developments in the broader fund industry or the regulations governing it. In addition, the Board considered the Adviser’s response to market conditions over the past year and considered the overall performance of the Adviser in this context.

Fund Performance

The Board considered each Fund’s short-, intermediate- and long-term investment performance, as applicable, net of the Fund’s fees and expenses, both on an absolute basis and compared to the performance of a broader group of comparable funds pursuing generally similar strategies with the same investment classification and/or objective as each Fund (the Fund’s “Performance Universe”), as selected by Broadridge. The performance periods considered by the Board were those ended April 30, 2025. Performance information for Institutional Class was provided for the 1-, 3-, and 5-year periods, as applicable, and information for Investor Class was provided for the 10-year period, as applicable. With respect to performance quintile rankings for each Fund compared to its Performance Universe, the first quintile represents the highest performance and the fifth quintile represents the lowest performance.

Further detail considered by the Board regarding the investment performance of each Fund is set forth below:

Oakmark Fund. The Board considered that the Oakmark Fund’s performance was in the third quintile for the 1-year period and the first quintile for the 3-, 5- and 10-year periods.

Oakmark Select Fund. The Board considered that the Oakmark Select Fund’s performance was in the third quintile for the 1-year period, the first quintile for the 3- and 5-year periods and the fifth quintile for the 10-year period.

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Oakmark Funds

Oakmark Global Fund. The Board considered that the Oakmark Global Fund’s performance was in the fifth quintile for the 1-, 3- and 10-year periods and the second quintile for the 5-year period.

Oakmark Global Select Fund. The Board considered that the Oakmark Global Select Fund’s performance was in the second quintile for the 1- and 5-year periods and the third quintile for the 3- and 10-year periods.

Oakmark International Fund. The Board considered that the Oakmark International Fund’s performance was in the fifth quintile for the 1-, 3- and 10-year periods and the fourth quintile for the 5-year period.

Oakmark International Small Cap Fund. The Board considered that the Oakmark International Small Cap Fund’s performance was in the third quintile for the 1- and 10-year periods and the second quintile for the 3- and 5-year periods.

Oakmark Equity and Income Fund. The Board considered that the Oakmark Equity and Income Fund’s performance was in the fifth quintile for the 1-year period, the third quintile for the 3- and 10-year periods and the first quintile for the 5-year period.

Oakmark Bond Fund. The Board considered that the Oakmark Bond Fund’s performance was in the second quintile for the 1-year period and the first quintile for the 3-year period. The Fund was launched in June 2020 and therefore does not have 5- or 10-year performance as of April 30, 2025.

In addition to considering each Fund’s performance as compared to that of its respective Performance Universe, the Board also considered separate comparative data provided by the Adviser and each Fund’s performance as compared to that of its benchmark and other comparative data provided by Broadridge, including each Fund’s total return and performance relative to risk and relative to its Morningstar rating. The Board also considered updated performance information at its November meeting at which the Agreements were approved.

In the case of underperformance for a Fund for any of the periods reviewed, the Board considered the magnitude and duration of that underperformance relative to the Performance Universe and/or the Fund’s benchmark. For each Fund that the Board identified as having underperformed its Performance Universe and/or benchmark index to an extent, or over a period of time, that the Board felt warranted additional inquiry, the Board discussed with the Adviser the Fund’s performance, the factors that caused such underperformance and how the Adviser evaluates underperformance. The Board considered the Adviser’s responses with respect to each Fund that experienced underperformance. In addition, the Board met with the portfolio managers of each Fund to discuss the Fund’s performance each quarter during the year prior to voting on the contract renewal. The Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board further acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that the market’s view of any single investment theme could disproportionately affect performance.

Costs of Services Provided and Profits Realized by the Adviser

The Board considered the fee structure for each Fund under its Agreement as compared to a group of comparable funds provided by Broadridge. Specifically, using the information provided by Broadridge, the Board considered each Fund’s management fee (“Management Fees”) and the management fees for other mutual funds comparable in fund type, investment classification/category, load type, asset size and expense components and attributes to each Fund (the Fund’s “Expense Group”), and considered each Fund’s total expense ratio, which reflects the total fees paid by an investor, and those of its Expense Group (excluding any 12b‑1/non‑12b‑1 service fees) (“Total Expense Ratio”). The Board received and reviewed information for each Fund’s Institutional Class for this purpose. When considering a Fund’s Management Fee or Total Expense Ratio versus the comparable information in the Expense Group, the Board considered whether specific factors contributed to the Fund’s Management Fee or Total Expense Ratio and the Adviser’s representations regarding the competitiveness of each Fund’s pricing. With respect to the quintile rankings for Management Fees and Total Expense Ratio for each Fund compared to its Expense Group, the first quintile represents the lowest fees and/or total expenses and the fifth quintile represents the highest fees and/or total expenses.

Further detail considered by the Board regarding each Fund’s Management Fee and Total Expense Ratio as of the conclusion of its fiscal year ended September 30, 2024, as compared to its Expense Group, is set forth below:

Oakmark Fund. The Board considered that the Oakmark Fund’s Management Fee ranked in the fourth quintile and the Fund’s Total Expense Ratio ranked in the third quintile.

Oakmark Select Fund. The Board considered that the Oakmark Select Fund’s Management Fee ranked in the fourth quintile and the Fund’s Total Expense Ratio ranked in the fifth quintile.

Oakmark Global Fund. The Board considered that the Oakmark Global Fund’s Management Fee ranked in the fifth quintile and the Fund’s Total Expense Ratio ranked in the third quintile.

Oakmark Global Select Fund. The Board considered that the Oakmark Global Select Fund’s Management Fee and the Fund’s Total Expense Ratio each ranked in the fourth quintile.

Oakmark International Fund. The Board considered that the Oakmark International Fund’s Management Fee ranked in the third quintile and the Fund’s Total Expense Ratio ranked in the second quintile.

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Oakmark Funds

Oakmark International Small Cap Fund. The Board considered that the Oakmark International Small Cap Fund’s Management Fee ranked in the fifth quintile and the Fund’s Total Expense Ratio ranked in the fourth quintile.

Oakmark Equity and Income Fund. The Board considered that the Oakmark Equity and Income Fund’s Management Fee and the Fund’s Total Expense Ratio each ranked in the third quintile.

Oakmark Bond Fund. The Board considered that the Oakmark Bond Fund’s Management Fee ranked in the first quintile and the Fund’s Total Expense Ratio ranked in the third quintile.

The Board also reviewed the Adviser’s management fees for comparable funds, institutional separate account clients and sub-advised funds (for which the Adviser provides portfolio management services only). The Board considered the reasonableness of any differences between the fees charged to a Fund and any such comparable funds, separate account clients and/or sub-advised funds, including any breakpoints, and noted the Adviser’s explanation that, although in most instances the fees paid by those other accounts were lower than the fees paid by the Funds, the differences reflected the Adviser’s greater level of responsibilities and broader scope of services with respect to the Funds. The Board further noted the more extensive regulatory obligations and the various risks associated with managing the Funds as compared to any such comparable accounts.

The Board also noted that each Fund’s management fee is a single fee that compensates the Adviser for its services as investment adviser and manager under the Agreements, and further noted that, for comparative purposes, where possible, Broadridge aggregated the separate investment advisory and administrative fees into a single management fee for the mutual funds in the Expense Group that clearly identify two separate fees. The Board noted that some mutual funds in the Expense Group may pay directly from fund assets for certain services that the Adviser is compensated for out of the management fee for the Funds. Accordingly, the Board also considered each Fund’s Management Fee net of fees waived by the Adviser and Total Expense Ratio as compared with its respective Expense Group as a way of taking account of these differences. The Board also considered the Adviser’s agreement to continue the expense limitation agreement for each Fund.

The Board also considered the Adviser’s costs in serving as the Funds’ investment adviser and manager. Finally, the Board considered the Adviser’s profitability analysis, as well as an Investment Management Industry Profitability Analysis prepared by Broadridge. The Board examined the estimated pre-tax profits realized by the Adviser and its affiliates from their relationship with each Fund, as presented in the profitability analyses, as well as the financial condition of the Adviser. The Board reviewed the Adviser’s methodology for allocating costs among the Adviser’s lines of business and among the Funds, for purposes of calculating its estimated profitability, and recognized that the methodology may not reflect all of the costs or risks associated with offering and managing a mutual fund complex. The Board also recognized that the Adviser and its affiliates are entitled to earn a reasonable level of profits for services they provide to each Fund.

Economies of Scale and Other Benefits Derived from the Relationship with the Funds

The Board considered whether each Fund’s management fee structure reflects any potential economies of scale that may be realized by the Adviser for the benefit of each Fund’s shareholders. The Board reviewed each Agreement, which includes breakpoints that decrease the management fee rate as Fund assets increase for each Fund except Oakmark Bond Fund which are intended to allow shareholders to benefit from the growth in the assets of the Funds. Since the Oakmark Bond Fund Agreement does not include breakpoints, the Board considered the Adviser’s representations that the Fund’s fee rate was set competitively and priced to scale before it has actually experienced an increase in assets which is another way of sharing potential economies of scale with shareholders. In addition, the Board considered each Fund’s expense limitation agreement that reduces each Fund’s expenses at all asset levels, which can have an effect similar to breakpoints in sharing economies of scale with shareholders and provides protection from an increase in expenses if a Fund’s assets decline. The Board further considered that the Adviser had decreased the Oakmark Bond Fund’s contractual expense limitation for each class except Investor Class effective October 1, 2025. The Board also considered that each Fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the Funds and that the Adviser has provided, at no added cost to the Funds, certain additional services to the Funds. The Board considered that this is a way of sharing economies of scale with the Funds and their shareholders. The Board also considered any fall-out benefits likely to accrue to the Adviser or its affiliates from their relationship with each Fund.

Conclusion

After full consideration of the above factors, as well as other factors that were instructive in evaluating the Agreements, the Board, including all of the Independent Trustees, in its business judgment, concluded that approval of the continuation of each Agreement was in the best interests of the respective Fund and its shareholders. In reaching this determination, the Board considered that the nature, extent and quality of the services provided by the Adviser to each Fund were appropriate and consistent with the Fund’s Agreement and that each Fund was likely to continue to benefit from services provided under its Agreement with the Adviser; that the Adviser was delivering performance for each Fund that was consistent with the long-term investment strategies being pursued by the Fund, and that the Fund and its shareholders were benefiting from the Adviser’s management of the Fund; that the management fees paid by each Fund to the Adviser were reasonable in light of the services provided; that each Fund’s management fees allow shareholders to benefit from potential economies of scale that

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Oakmark Funds

may be achieved by the Adviser; that the profitability of the Adviser’s relationship with each Fund appeared to be reasonable in relation to the services performed; and that the benefits accruing to the Adviser and its affiliates by virtue of their relationship with the Funds were reasonable in light of the costs and risks associated with providing the investment advisory and other services to each Fund and the benefits accruing to each Fund. The Board’s conclusions are based in part on its consideration of materials prepared in connection with the approval or continuance of the Agreements in prior years and on the Board’s ongoing regular review of Fund performance and operations throughout the year, in addition to material prepared specifically for the most recent annual contract approval process.

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Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid to trustees, officers, and others is disclosed in the Registrant's financial statements, which is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The statement regarding the basis for the approval of the investment advisory contracts is disclosed in the Registrant’s financial statements, which is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

During the period covered by this report, no material changes were made to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	Based on an evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the “Disclosure Controls”), the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the Registrant in this report is recorded, processed, summarized, and reported within 90 days prior to the filing of this report, including ensuring that information required to be disclosed in this report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	A copy of the Code is incorporated by reference to the Registrant’s Form N-CSR, Investment Company Act file number 811-06279 (filed December 4, 2024).

(a)(2)	Not applicable.

(a)(3)	Certifications of Rana J. Wright, Principal Executive Officer, and Zachary D. Weber, Principal Financial Officer, Principal Accounting Officer and Treasurer, pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2), attached hereto as Exhibits (a)(3)(i) and (a)(3)(ii), respectively.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification of Rana J. Wright, Principal Executive Officer, and Zachary D. Weber, Principal Financial Officer, Principal Accounting Officer and Treasurer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, attached hereto as Exhibit (b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Harris Associates Investment Trust

By:	/s/ Rana J. Wright
Rana J. Wright
Principal Executive Officer

Date:	May 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Rana J. Wright
Rana J. Wright
Principal Executive Officer

Date:	May 22, 2026

By:	/s/ Zachary D. Weber
Zachary D. Weber
Principal Financial Officer, Principal Accounting Officer and Treasurer

Date:	May 22, 2026